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Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 11
Franklin Connecticut Tax-Free Income Fund 17
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 40
Franklin Georgia Tax-Free Income Fund 54
Franklin High Yield Tax-Free Income Fund 58
Franklin Louisiana Tax-Free Income Fund 116
Franklin Maryland Tax-Free Income Fund 120
Franklin Massachusetts Tax-Free Income Fund 124
Franklin Michigan Tax-Free Income Fund 129
Franklin Minnesota Tax-Free Income Fund 136
Franklin Missouri Tax-Free Income Fund 142
Franklin New Jersey Tax-Free Income Fund 147
Franklin North Carolina Tax-Free Income Fund 154
Franklin Ohio Tax-Free Income Fund 161
Franklin Oregon Tax-Free Income Fund 169
Franklin Pennsylvania Tax-Free Income Fund 175
Franklin Virginia Tax-Free Income Fund 182
Notes to Schedules of Investments 188

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 517,518
Total Corporate Bonds (Cost $ 500,000 ) ........................................
517,518
Municipal Bonds 95.2%
Alabama 85.8%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,770,189
Shelton State Community College , Revenue , 2024 , AG Insured , 5% , 8/01/49 ..... 1,000,000 1,031,859
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 808,366
Alabama Highway Authority , Revenue , 2025 , AG Insured , 5% , 9/01/45 ............ 500,000 541,163
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 970,000 971,717
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 955,000 934,334
Revenue , 2025 B , GNMA Insured , 5.05% , 10/01/45 ........................ 995,000 1,030,044
Alabama Special Care Facilities Financing Authority-Birmingham , Children's Hospital of
Alabama Obligated Group (The) , Revenue , 2025 A , Refunding , 5.25% , 6/01/50 ... 1,000,000 1,058,564
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,604,136
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,580,137
Revenue , 2025 , AG Insured , 5.75% , 9/01/50 ............................. 500,000 545,945
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,553,579
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,528,581
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,771,207
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,775,872
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,052,084
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 405,524
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 710,934
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,665,025
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 1,006,369
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,236,395
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,079,656
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 1,200,000 1,283,042
Revenue , 2025 D , Refunding , Mandatory Put , 5% , 8/01/35 ................... 1,000,000 1,065,758
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,073,739
City of Bessemer , Water , Revenue , 2017 , Refunding , AG Insured , 5% , 1/01/47 ..... 2,590,000 2,596,828
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 3,000,000 3,076,219
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,295,409
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 2,986,741
City of Tuscaloosa ,
GO , 2020 A , 4% , 10/01/50 ........................................... 2,000,000 1,860,466
GO , 2025 B , 5.25% , 8/01/55 ......................................... 1,250,000 1,318,719
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,026,561
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,703,615
County of Marshall , GO , 2025 , 5% , 11/01/54 ............................... 1,000,000 1,023,256
c
County of Mobile ,
Revenue , 144A, 2020 , 4% , 11/01/45 ................................... 2,100,000 1,924,229
Gomesa , Revenue , 144A, 2026 , 5% , 11/01/50 ............................ 1,000,000 964,667
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,001,554

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
DCH Healthcare Authority, (continued)
Revenue , 2021 A , 4% , 6/01/46 ........................................ $ 2,310,000 $ 2,184,693
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 3,052,632
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,077,651
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,134,673
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,838,612
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AG Insured , 5.25% , 11/01/49 .................................... 1,000,000 1,056,996
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,058,410
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 922,986
Health Care Authority of the City of Huntsville (The) ,
Health Care Authority of City of Huntsville (The) Obligated Group , Revenue , 2020 B ,
4% , 6/01/45 .................................................... 2,000,000 1,895,312
Huntsville Hospital Health System Obligated Group , Revenue , 2025 B , 5% , 6/01/35 3,000,000 3,361,327
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,015,330
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,107,503
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,215,321
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 ...... 3,000,000 2,632,507
Jacksonville State University ,
Revenue , 2017 , Refunding , AG Insured , 5% , 12/01/36 ...................... 2,500,000 2,542,103
Revenue , 2020 , Refunding , AG Insured , 4% , 12/01/50 ...................... 5,000,000 4,239,873
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,052,561
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 230,111
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 534,793
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,863,180
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,905,455
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 3,000,000 3,020,646
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,922,942
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 976,795
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,178,564
Montgomery Water Works & Sanitary Sewer Board , Revenue , 2025 , 5% , 9/01/46 ... 1,000,000 1,069,404
Muscle Shoals Board of Education , Special Tax , 2026 , BAM Insured , 5.25% , 5/01/51 . 1,250,000 1,318,235
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 1,973,596
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,027,556
Selma Industrial Development Board , International Paper Co. , Revenue , 2020 A ,
Refunding , 4.2% , 5/01/34 ............................................ 1,500,000 1,559,743
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,054,083
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 2,000,000 2,027,116
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,126,909
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,059,712
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,044,472
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,022,943
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,010,213
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,025,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ $ 1,000,000 $ 1,075,794
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AG Insured , 5.25% , 12/01/40 .................................... 295,000 295,242
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. 3,000,000 3,056,641
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,528,746
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,031,835
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,042,564
Water Works Board of the City of Birmingham (The) , Revenue, Sub. Lien , 2016 B , Pre-
Refunded , 5% , 1/01/43 ............................................. 2,000,000 2,027,759
143,261,034
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 588,418
Florida 1.1%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 351,518
c ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 1,725,000 1,472,159
1,823,677
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 192,857
d
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 925,000 467,588
660,445
South Carolina 0.4%
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 675,306
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 613,787
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 434,838
Wisconsin 2.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 890,599
c
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 417,950
d
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,200,000 2,130,076
c,d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,423,708
4,862,333
U.S. Territories 3.6%
Guam 2.3%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,016,347
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,034,226
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 617,603

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority, (continued)
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. $ 1,100,000 $ 1,146,107
3,814,283
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 505,473
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,004,430
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 494,097
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 250,000 240,839
2,244,839
Total U.S. Territories .................................................................... 6,059,122
Total Municipal Bonds (Cost $ 163,179,889 ) .....................................
158,978,960
Total Long Term Investments (Cost $ 163,679,889 ) ...............................
159,496,478
a
a a a a
a
Total Investments (Cost $ 163,679,889 ) 95.5% ...................................
$159,496,478
Other Assets, less Liabilities 4.5% .............................................
7,522,253
Net Assets 100.0% ...........................................................
$167,018,731
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $9,561,204, representing 5.7% of net assets.
d
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Arizona 90.8%
Arizona Board of Regents ,
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... $ 5,000,000 $ 4,511,347
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,225,000 6,503,971
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,076,867
Arizona State University SPEED Fund , Revenue , 2024 , Refunding , 5% , 8/01/46 ... 2,115,000 2,248,981
Arizona State University SPEED Fund , Revenue , 2026 A , 5% , 8/01/56 .......... 9,000,000 9,359,902
University of Arizona (The) , Revenue , 2016 , Refunding , 5% , 6/01/39 ........... 2,750,000 2,750,000
University of Arizona (The) , Revenue , 2016 B , Refunding , 5% , 6/01/42 .......... 2,000,000 2,000,000
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,618,062
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,186,999
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,049,666
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,039,759
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,559,750
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 195,000 194,778
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,837,903
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,912,335
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,357,550
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,039,453
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,276,331
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,026,092
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,099,938
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,339,076
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,248,008
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,630,876
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,739,473
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,226,228
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,655,474
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2026 A , 5.5% ,
11/01/56 ....................................................... 1,000,000 1,048,269
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,264,278
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,444,409
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 5,000 4,590
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/45 .......... 900,000 909,637
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/50 .......... 1,300,000 1,265,669
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5.25% , 7/01/55 ........ 1,750,000 1,747,259
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,404,547
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,320,306
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,557,056
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,350,000 1,239,426
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,481,333
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,230,600

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ $ 885,000 $ 768,181
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,294,143
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... 1,000,000 1,047,154
a
City of Avondale , Wastewater System , Revenue , 2026 A , Refunding , 5% , 7/01/56 ... 500,000 519,403
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 1,961,641
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,095,375
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,081,511
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AG
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,473,080
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 1,033,431
City of Lake Havasu City , Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% ,
7/01/43 ......................................................... 2,000,000 2,027,934
City of Mesa , Utility System , Revenue , 2018 , 4% , 7/01/38 ..................... 1,425,000 1,429,651
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,176,014
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 12,966,860
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,490,161
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,971,791
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,800,083
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,012,588
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,743,903
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,269,540
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 12,223,543
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,066,821
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,116,327
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,168,316
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 5,973,683
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,398,837
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,030,179
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,009,492
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,457,986
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,536,188
City of Tempe , GO , 2025 , Refunding , 5% , 7/01/40 ........................... 6,930,000 7,787,204
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 1,021,859
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,302,830
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,180,099
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,728,648
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,954,517
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 340,000 331,966
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 991,093
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,908,780
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,002,449
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,024,012
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,527,343

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix Arizona (The), (continued)
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... $ 2,000,000 $ 1,872,903
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 430,445
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 715,304
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 254,555
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 609,814
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 3,950,000 3,988,016
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 12,800,000 12,802,595
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,002,910
Industrial Development Authority of the County of Pima (The) ,
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,003,661
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,295,560
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,589,541
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,259,717
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,312,574
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,011,903
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 974,169
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,749,107
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,639,785
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,286,392
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,461,422
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,326,708
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,161,989
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,262,553
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,809,314
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 3,996,740
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,120,015
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,103,106
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,717,270
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 10,001,144
b
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,466,515
b
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,134,002
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AG
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,051,734
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,805,542
Maricopa County Unified School District No. 80 Chandler , GO , 2026 A , 5% , 7/01/45 . 3,890,000 4,236,557
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,097,539
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,001,089
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,017,913
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,719,623
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,854,084
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 2,125,000 2,185,811

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, (continued)
Revenue , 2019 A , 5% , 1/01/47 ........................................ $ 2,000,000 $ 2,057,395
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,249,807
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,463,266
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,930,552
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 15,000,000 15,888,179
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 11,555,000 12,239,599
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,277,950
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/44 ...................... 1,030,000 1,098,050
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,243,181
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,162,574
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,240,392
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,618,180
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/49 .............................................. 4,000,000 3,599,491
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/54 .............................................. 4,000,000 3,515,137
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,810,976
543,035,164
Florida 1.0%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 562,428
c ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 6,465,000 5,517,397
6,079,825
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 562,935
d
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,420,000 1,223,311
1,786,246
Oregon 0.2%
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,459,063
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,891,663
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,531,871
4,423,534
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,565,416
Wisconsin 2.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,635,340
c
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,588,211

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. $ 10,975,000 $ 5,566,092
c
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,368,883
c,d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 3,400,149
c
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,508,620
16,067,295
U.S. Territories 1.8%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 470,116
Puerto Rico 1.7%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,740,499
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,493,221
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,848,080
10,081,800
Total U.S. Territories .................................................................... 10,551,916
Total Municipal Bonds (Cost $ 595,366,214 ) .....................................
584,968,459
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Arizona 0.1%
e
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... 570,000 570,000
Total Municipal Bonds (Cost $ 570,000 ) .........................................
570,000
Total Short Term Investments (Cost $ 570,000 ) ..................................
570,000
a
Total Investments (Cost $ 595,936,214 ) 97.9% ...................................
$585,538,459
Other Assets, less Liabilities 2.1% .............................................
12,429,333
Net Assets 100.0% ...........................................................
$597,967,792
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $19,502,038, representing 3.3% of net assets.
d
The rate shown represents the yield at period end.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Colorado Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,449,049
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,449,049
Municipal Bonds 96.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,681,196
Colorado 89.2%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,108,013
Adams & Arapahoe Counties Joint School District 28J Aurora , COP , 2025 , BAM
Insured , 5.5% , 12/01/50 ............................................. 2,000,000 2,146,091
Adams & Arapahoe Joint School District 28J Aurora , GO , 2025 , 5.5% , 12/01/47 ..... 3,000,000 3,322,729
Adams County Housing Authority , 2880 Uplands LLLP , Revenue , 2026 A , 5% , 4/01/44 2,250,000 2,312,116
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 623,237
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,491,487
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,224,028
c
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-2 , Refunding , 0.41%,
12/01/55 ........................................................ 4,250,000 3,985,945
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,923,965
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,726,098
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,433,358
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,533,214
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,007,267
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,053,432
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,561,713
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,332,915
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,624,583
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,975,296
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AG Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,093,659
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,164,028
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,195,322
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,206,595
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,282,268
City & County of Denver ,
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,575,629
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,058,401
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,103,485
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,098,047
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/48 ....... 5,000,000 5,063,062
Airport System , Revenue, Sub. Lien , 2018 B , Refunding , 5% , 12/01/48 .......... 4,440,000 4,500,394
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,003,418
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 2,071,959
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,874,368
City of Colorado Springs ,
Utilities System , GO , 2025 A , 5.25% , 11/15/50 ............................ 5,000,000 5,368,535
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,576,961

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs, (continued)
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ $ 5,000,000 $ 5,325,108
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... 13,500,000 13,888,450
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,957,116
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,459,939
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AG Insured , 5.5% , 12/01/54 ............................ 1,000,000 1,068,973
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 3,062,673
Revenue, Senior Lien , 2025 A , AG Insured , 5.25% , 12/01/54 ................. 3,490,000 3,667,173
Colorado Educational & Cultural Facilities Authority ,
Addenbrooke Classical Academy, Inc. , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 6/01/55 .................................................... 750,000 759,750
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,286,298
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 417,228
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 137,935
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 304,366
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 429,243
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,176,518
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,453,672
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,048,373
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 281,305
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,119,026
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,263,254
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 724,019
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,680,649
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 320,000 271,764
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 780,465
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,683,343
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,097,806
Roosevelt Charter Academy , Revenue , 2025 A , BAM Insured , 5% , 7/01/55 ....... 725,000 731,809
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 715,703
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,968,165
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 393,516
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,211,851
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,057,811
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,981,034
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,239,807
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,573,659
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 835,459
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 687,499
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 817,358
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 711,120
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ....... 1,500,000 1,383,564
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 2,014,096
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,959,450
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , Refunding , 5% ,
12/01/41 ....................................................... 5,195,000 5,195,000
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,104,638
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,065,939

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 $ 9,990,000 $ 8,794,847
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,095,483
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,141,537
CommonSpirit Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 9/01/35 . 1,000,000 1,117,940
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,980,388
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,826,383
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 1,028,154
Craig Hospital Obligated Group , Revenue , 2025 A , 5.25% , 12/01/50 ............ 3,000,000 3,120,303
Craig Hospital Obligated Group , Revenue , 2025 A , 5.5% , 12/01/55 ............. 3,535,000 3,703,455
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/48 ........................................................ 1,500,000 1,536,890
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,680,862
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,121,689
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,573,238
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,127,967
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,629,332
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,001,364
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,000,508
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,554,882
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 854,041
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 798,572
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,141,431
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AG Insured , 5% , 12/01/54 ................................... 750,000 754,384
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,058,492
d
County of Routt , Yampa Valley Regional Airport , Revenue , 2026 , 5.5% , 6/01/51 ..... 1,000,000 1,057,583
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AG Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,148,856
Denver City & County Housing Authority , 4965 Washington Street LLLP , Revenue ,
2025 A , 5% , 12/01/45 ............................................... 3,500,000 3,596,172
Denver City & County School District No. 1 , GO , 2025 C , 5.5% , 12/01/49 ......... 5,000,000 5,486,038
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,795,364
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,256,304
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,253,350
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,053,877
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,390,840
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,391,800
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 1,011,059
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,065,693
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 298,431
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... 1,000,000 1,010,648

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
East Cherry Creek Valley Water and Sanitation District, (continued)
Revenue , 2019 A , 4% , 11/15/39 ....................................... $ 1,200,000 $ 1,212,352
Erie Farm Metropolitan District , GO , 2021 , Refunding , AG Insured , 4% , 12/01/51 .... 1,200,000 1,062,574
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. 550,000 552,899
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,569,642
Fort Collins Housing Authority , Village on Eastbrook LLLP , Revenue , 2026 A , 5% ,
5/01/44 ......................................................... 1,500,000 1,551,496
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . 1,350,000 1,389,676
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,393,724
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,952,249
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AG Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,367,866
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AG
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 918,845
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,770,449
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,433,338
Meridian Metropolitan District , GO , 2023 , AG Insured , 4.375% , 12/01/53 .......... 2,000,000 1,894,865
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,139,647
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 1,125,000 1,143,680
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,003,530
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,499,920
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,916,715
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,454,241
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2024 A , AG
Insured , 4.25% , 12/01/47 .......................................... 1,000,000 963,110
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2025 , Refunding ,
AG Insured , 5% , 12/01/41 .......................................... 1,000,000 1,069,807
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,591,525
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 534,000 464,432
d
Platte River Power Authority , Revenue , LL , 5% , 6/01/56 ....................... 2,000,000 2,078,856
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,058,189
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 390,000 390,060
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 726,659
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 11,898,834
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 555,911
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,762,846
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 692,991
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,058,867
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 6,000,000 6,019,932
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 968,264
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,702,296
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,323,174
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,596,066
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,851,204
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,766,164
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,152,381
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AG Insured ,
5% , 12/01/46 ..................................................... 4,500,000 4,501,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Town of Monument , COP , 2020 , AG Insured , 4% , 12/01/45 .................... $ 2,000,000 $ 1,892,333
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AG Insured ,
4.25% , 12/01/54 ................................................... 2,000,000 1,811,727
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,816,435
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 2,000,000 1,892,205
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 900,000 914,776
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AG Insured , 4.5% , 12/01/53 750,000 711,201
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,936,428
433,467,145
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,687,166
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 562,428
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 4,820,000 4,113,511
8,363,105
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 550,000 573,360
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,735,000 1,382,543
1,955,903
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 695,000 625,783
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,841,361
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,217,546
Wisconsin 2.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,570,000 2,677,005
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,170,261
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 12,405,000 6,291,332
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,445,428
12,584,026
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 641,917
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,524,521
2,166,438
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,213,135

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... $ 1,000,000 $ 1,004,430
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 741,146
2,958,711
Total U.S. Territories .................................................................... 5,125,149
Total Municipal Bonds (Cost $ 478,313,988 ) .....................................
466,861,214
Total Long Term Investments (Cost $ 479,713,988 ) ...............................
468,310,263
a
a a a a
Short Term Investments 2.8%
Municipal Bonds 2.8%
Colorado 2.8%
e
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 2.85% , 12/01/52 ......................... 13,300,000 13,300,000
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
2.8% , 5/15/64 ................................................... 500,000 500,000
13,800,000
Total Municipal Bonds (Cost $ 13,800,000 ) ......................................
13,800,000
Total Short Term Investments (Cost $ 13,800,000 ) ................................
13,800,000
a
Total Investments (Cost $ 493,513,988 ) 99.2% ...................................
$482,110,263
Other Assets, less Liabilities 0.8% .............................................
3,656,608
Net Assets 100.0% ...........................................................
$485,766,871
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $23,962,184, representing 4.9% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Connecticut Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 93.9%
Connecticut 87.3%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 $ 363,563
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 529,556
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 595,735
City of New Britain , GO , 2017 C , AG Insured , 5% , 3/01/36 ..................... 1,000,000 1,012,519
City of New Haven ,
GO , 2021 A , Refunding , 4% , 8/01/41 ................................... 2,000,000 1,946,464
GO , 2025 , Refunding , AG Insured , 5% , 8/01/44 ........................... 300,000 320,083
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,582
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 565,455
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,188,743
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,561,798
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 804,490
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 812,185
Connecticut Municipal Electric Energy Cooperative , Revenue , 2021 A , Refunding , 5% ,
1/01/37 ......................................................... 135,000 146,525
Connecticut State Health & Educational Facilities Authority ,
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/42 .... 240,000 259,689
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/43 .... 140,000 151,040
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/44 .... 320,000 342,771
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/45 .... 400,000 424,284
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 937,036
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 318,732
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 383,328
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 862,431
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,537,159
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,786,930
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,048,798
Fairfield University , Revenue , V , 5.25% , 7/01/47 ........................... 620,000 662,576
Fairfield University , Revenue , W , Refunding , 5% , 7/01/46 .................... 1,100,000 1,169,818
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 3,500,000 3,297,347
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/51 2,000,000 2,140,862
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/55 2,175,000 2,311,110
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 683,641
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 1,009,109
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 1,000,000 1,000,059
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 980,020
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,021,058
Quinnipiac University , Revenue , P , Refunding , 5% , 7/01/44 .................. 730,000 790,358
Quinnipiac University , Revenue , P , Refunding , 5% , 7/01/45 .................. 2,500,000 2,682,110
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,424,323
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 585,180
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,168,832
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,547,929
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,771,144
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,005,133
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,441,498
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,284,958
Trustees of Trinity College (The) , Revenue , T-1 , Refunding , 5% , 6/01/49 ......... 400,000 422,864
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,862,212
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,830,008
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,402,491
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 560,612

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 $ 500,000 $ 534,945
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 531,735
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 770,000 810,949
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 523,185
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,345,000 1,272,205
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,146,400
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,355,000 1,986,471
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... 500,000 506,124
Revenue , 2026 B , 5% , 11/15/35 ....................................... 125,000 134,299
Revenue , 2026 B , 5% , 11/15/36 ....................................... 100,000 107,367
Revenue , 2026 C , Refunding , 5% , 11/15/36 .............................. 165,000 177,155
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,137,013
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 560,785
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 333,798
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,028,308
a
Revenue , 40th , Refunding , 5% , 8/01/39 ................................. 250,000 285,268
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... 1,720,000 1,726,317
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,379,202
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 608,454
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,418,916
GO , 2025 C , 5% , 8/15/44 ............................................ 2,000,000 2,185,634
a
GO , 2026 A , 5% , 9/15/43 ............................................ 2,500,000 2,757,949
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,028,850
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,823,875
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,117,003
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,599,462
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,099,532
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,348,584
Bradley International Airport CFC , Revenue , 2019 A , AG Insured , 5% , 7/01/49 .... 1,400,000 1,409,443
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,525
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,017,238
Special Tax , Special Tax , 2025 A , Refunding , 5% , 7/01/45 ................... 1,000,000 1,086,469
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 502,316
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 237,433
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 288,373
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 261,668
Town of Stratford , GO , 2017 , AG Insured , 5% , 7/01/33 ........................ 1,000,000 1,001,581
University of Connecticut ,
Revenue , 2017 A , 5% , 1/15/37 ........................................ 1,000,000 1,010,967
Revenue , 2026 A , Refunding , 5% , 2/15/44 ............................... 2,825,000 3,089,419
Revenue , 2026 A , Refunding , 5% , 2/15/45 ............................... 1,345,000 1,457,965
Revenue , 2026 A , Refunding , 5% , 2/15/46 ............................... 1,650,000 1,770,499
141,259,829
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 351,517
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 1,325,000 1,130,789
1,482,306

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... $ 185,000 $ 192,858
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 420,000 212,310
405,168
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................ 1,000,000 951,204
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 471,849
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 434,838
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 890,599
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 334,360
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,910,000 968,678
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 800,000 535,984
2,729,621
U.S. Territories 2.5%
Guam 1.6%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36 365,000 396,029
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 617,603
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,000,000 1,041,916
Territory of Guam , Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ................
500,000 543,559
2,599,107
Puerto Rico 0.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,482,291
Total U.S. Territories .................................................................... 4,081,398
Total Municipal Bonds (Cost $ 156,879,159 ) .....................................
151,816,213
a a a a
Short Term Investments 6.3%
Municipal Bonds 6.3%
Connecticut 6.3%
d
Connecticut State Health & Educational Facilities Authority ,
Yale University , Revenue , 2016 A-1 , Refunding , Daily VRDN and Put , 2.25% , 7/01/42 8,500,000 8,500,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Connecticut (continued)
d
Connecticut State Health & Educational Facilities Authority, (continued)
Yale University , Revenue , 2017 C-3 , Daily VRDN and Put , 2.4% , 7/01/57 ........ $ 1,700,000 $ 1,700,000
10,200,000
Total Municipal Bonds (Cost $ 10,200,000 ) ......................................
10,200,000
Total Short Term Investments (Cost $ 10,200,000 ) ................................
10,200,000
a
Total Investments (Cost $ 167,079,159 ) 100.2% ..................................
$162,016,213
Other Assets, less Liabilities (0.2) % ...........................................
(255,392)
Net Assets 100.0% ...........................................................
$161,760,821
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $3,259,337, representing 2.0% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.3%
Capital Markets 0.3%
a
Franklin Municipal Green Bond ETF ..................................... 220,000 $ 5,267,900
Total Management Investment Companies (Cost $ 5,932,850 ) .....................
5,267,900
Principal
Amount
a a a a
Municipal Bonds 97.6%
Alabama 5.2%
b
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... $ 6,970,000 7,284,114
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,103,176
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,231,397
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 8,715,000 9,318,094
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,235,471
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,580,824
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,471,355
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,255,093
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,924,310
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,004,517
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/33 ............... 2,855,000 2,922,350
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,875,938
Revenue , 2022 B-2 , Mandatory Put , 4.222% , 8/01/28 ....................... 15,000,000 15,076,982
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 9,700,000 10,070,836
104,354,457
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 4% , 12/01/35 ... 1,710,000 1,741,094
Arizona 3.2%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 627,906
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 657,490
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,041,484
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,154,676
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,291,833
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,082,881
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,115,071
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 604,181
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 6,000,220
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 55,781
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 61,292
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 61,847
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 67,435
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 72,838
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 160,169

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. $ 170,000 $ 170,142
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 160,131
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 185,141
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 195,131
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,075,947
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,827,972
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,521,975
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,706,192
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,644,407
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,411,403
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 887,290
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,041,399
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,039,183
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 829,239
63,750,656
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,785,980
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,734,165
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,283,521
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,023,958
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,021,180
11,848,804
California 6.6%
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 11,000,000 11,683,604
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 2,085,000 1,965,607
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,667,243
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 13,347,207 11,937,671
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,189,920
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,712,701
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 16,379,194
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 9,710,000 9,109,662
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,800,000 4,502,935
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,127,447
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 2,205,000 2,017,970

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... $ 8,220,000 $ 8,319,054
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,041,984
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,160,950
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/44 ........................................ 6,760,000 6,911,389
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,635,945
e
Revenue, Second Series , 2026 A , Refunding , 5.25% , 5/01/45 ................. 8,750,000 9,503,909
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.1% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,934,991
State of California , GO , Refunding , 5% , 10/01/39 ........................... 4,000,000 4,372,518
132,174,694
Colorado 3.4%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,924,425
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,638,880
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,089,936
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,110,285
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,069,758
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,681,332
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 6,695,000 6,832,667
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,179,316
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 11,347,200
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,598,539
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 975,000 1,006,391
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/35 ............................................. 1,400,000 1,410,277
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AG Insured ,
5% , 12/01/43 ..................................................... 1,000,000 1,043,978
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,437,830
69,370,814
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,509,841
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,181,658
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 250,708
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,750,923
Connecticut State Higher Education Supplement Loan Authority , Revenue , 2026 C ,
Refunding , 4.25% , 11/15/43 .......................................... 1,250,000 1,242,726
13,935,856
Delaware 0.1%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 2,500,000 2,520,528
Florida 7.6%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,460,118
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AG Insured , 5.25% , 5/01/44 ................................. 1,395,000 1,456,877
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,361,691
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 4,878,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Capital Trust Agency, Inc., (continued)
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... $ 1,725,000 $ 1,611,334
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 756,464
c,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 17,195,000 14,674,653
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 642,360
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 244,422
City of Jacksonville ,
Revenue , 2023 A , Refunding , 5.5% , 10/01/53 ............................. 5,175,000 5,527,964
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/39 .. 1,650,000 1,587,949
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,409,970
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,502,855
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,637,820
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,032,981
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 691,833
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 489,837
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,034,475
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 901,100
County of Pasco ,
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/51 ....................................................... 1,125,000 1,163,221
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/56 ....................................................... 1,625,000 1,665,363
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 462,144
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 764,512
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,029,662
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AG Insured , 5% , 7/01/44 .................................... 15,000,000 14,797,068
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,770,000 1,670,116
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,061,859
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,435,561
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 205,000 207,900
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 268,211
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 655,147
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 183,193
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 293,458
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 236,785
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 243,872
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 246,051

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... $ 3,075,000 $ 3,240,783
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 509,085
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 190,000 192,555
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 5.7% , 5/01/45 ............................... 1,100,000 1,176,002
Assessments , Special Assessment , 2024 , 5.3% , 5/01/44 .................... 485,000 506,443
Saddlestone Project Phase 1/2 , Special Assessment , 2026 , 5.25% , 5/01/46 ...... 1,830,000 1,885,412
Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ....................... 2,000,000 2,152,591
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,965,838
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 10,518,916
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,061,316
c
Orange Branch Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.3% , 5/01/46 ................................ 635,000 638,444
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,006,611
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,892,420
Palm Beach County Housing Finance Authority , SP Field LLC , Revenue , 2026 A ,
FHLMC Insured , 4.55% , 2/01/44 ...................................... 5,000,000 4,990,574
PBR Community Development District , Special Assessment , 2026 A-1 , 5% , 3/01/48 . 800,000 796,791
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 902,629
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 817,133
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,062,234
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 475,651
Southern Groves Community Development District No. 5 , Assessment Area , Special
Assessment , 2026 , 5.35% , 5/01/46 .................................... 760,000 762,226
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,884,109
State of Florida , GO , 2017 C , Refunding , 4% , 6/01/33 ........................ 5,000,000 5,050,188
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 655,361
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,858,200
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 990,000 1,001,605
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 990,000 990,918
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 876,382
154,157,510
Georgia 3.9%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 625,000 649,272
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 700,000 725,245
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 975,000 1,031,583
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,415,084
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 256,441
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 280,915
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 279,833

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 $ 275,000 $ 277,963
DeKalb County Housing Authority ,
HADC Avenues LLC , Revenue , 2024 , Refunding , 4.125% , 12/01/34 ............ 2,500,000 2,498,472
HADC Park at 500 LLC , Revenue , 2024 , 4% , 3/01/34 ....................... 2,250,000 2,253,113
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,363,466
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 5,050,000 5,264,484
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 1,260,000 636,930
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,132,429
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,029,939
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,014,669
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,067,257
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,155,480
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,623,445
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 12,025,269
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,293,993
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,037,952
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 719,756
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/29 .............. 500,000 517,216
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/30 .............. 480,000 496,230
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/31 .............. 700,000 722,870
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/32 .............. 750,000 773,427
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/33 .............. 1,045,000 1,076,128
Savannah Georgia Convention Center Authority , Revenue , 2025 C , AG Insured , 5.5% ,
6/01/50 ......................................................... 1,000,000 1,062,440
79,681,301
Hawaii 0.5%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/46 ............ 1,000,000 1,094,351
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/47 ............ 1,750,000 1,899,884
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/48 ............ 2,000,000 2,158,830
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,456,247
9,609,312
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 876,501
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 845,923
1,722,424
Illinois 7.4%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,955,425
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... 5,345,000 5,437,653
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,182,062
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,113,144

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Berwyn , GO , 2022 B , Refunding , AG Insured , 4% , 12/01/41 .............. $ 6,000,000 $ 6,065,541
City of Chicago ,
f
GO , 1999 , NATL Insured , 3.7%, 1/01/31 ................................. 4,000,000 3,385,620
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,335,000 9,635,525
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 6,847,680
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,156,450
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 5,150,000 5,036,918
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,305,802
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 5,821,520
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,326,797
b,c
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,172,595
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 321,200 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 331,756 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 395,091 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 330,248 —
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,197
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,771,983
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 5,226,154
f
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
3.92%, 12/15/37 ................................................... 13,045,000 8,370,379
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 387,384
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,940,845
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,629,704
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,155,615
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,038,696
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,744,415
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,814,066
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,036,637
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,440,039
GO , 2026 C , 5.5% , 4/01/51 .......................................... 5,070,000 5,405,388
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,044,507
149,948,741
Indiana 1.3%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 689,671
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 882,656
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,670,390
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,066,212
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,156,288
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,244,318
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,341,120
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,433,274
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 760,648
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,025,758
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding , AG
Insured , 4% , 6/01/37 ............................................... 14,000,000 14,290,944
25,561,279

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... $ 680,000 $ 680,303
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 650,229
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 350,045
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.95% , 5/15/31 ...................................... 2,000,000 2,000,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,829,079
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,904,278
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,023,302
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,130,482
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,232,861
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,303,070
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,566,824
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,690,136
21,360,609
Kentucky 2.6%
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2024 , 5.25% , 4/01/49 ............................................... 3,250,000 3,386,884
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,045,460
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,040,850
Kentucky Municipal Energy Agency , Revenue , 2025 , AG Insured , 5% , 1/01/55 ...... 14,000,000 14,332,780
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,519,998
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,552,669
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,652,401
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,030,899
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 15,000,000 15,430,785
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AG Insured , 5% , 10/01/31 5,500,000 5,532,693
51,525,419
Louisiana 2.4%
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/35 1,310,000 1,331,164
Jefferson Sales Tax District , Revenue , 2019 B , AG Insured , 4% , 12/01/36 ......... 6,000,000 6,095,264
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,600,000 7,734,719
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 2,815,305 2,810,166
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,351,034
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,650,000 5,850,057
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,019,341
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,038,237
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,291,250
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,774,831
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,777,795
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,029,808
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,039,493
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,549,195
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,100,221
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,032,140

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Port New Orleans Board of Commissioners, (continued)
Revenue , 2020 E , 5% , 4/01/39 ........................................ $ 2,750,000 $ 2,834,226
48,658,941
Maine 0.0%
†
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2020 A , 4% , 7/01/36 ........................................ 1,000,000 1,014,505
Maryland 3.2%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 5,963,487
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,794,897
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,845,115
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ............. 1,000,000 1,011,168
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ............. 2,940,000 2,972,214
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ............. 2,085,000 2,106,976
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ............. 3,240,000 3,272,842
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ................. 1,320,000 1,334,742
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ................. 1,785,000 1,804,559
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ................. 3,765,000 3,804,684
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ................. 4,000,000 4,040,546
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,763,820
Maryland Economic Development Corp. , Morgan State University Student Housing ,
Revenue , 2026 A , AG Insured , 5% , 7/01/46 .............................. 1,575,000 1,657,736
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 421,707
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 287,952
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,705,828
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,570,781
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,009,975
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,364,004
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,515,447
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,581,133
63,829,613
Massachusetts 0.9%
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5% , 7/01/46 ............................... 7,630,000 8,235,993
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/47 ............................. 6,780,000 7,392,904
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 938,541
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,205,357
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,073,293
18,846,088
Michigan 1.6%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 4,445,000 4,597,299
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... 4,000,000 3,611,727
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 5,375,000 5,632,949

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . $ 5,100,000 $ 5,224,217
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,781,981
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 139,483
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 3,034,660
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,941,200
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue,
Junior Lien , 2017 B , Refunding , 5% , 12/01/29 ............................ 1,980,000 2,030,246
31,993,762
Minnesota 0.6%
Minnesota Municipal Gas Agency , Revenue , 2026 A , 5% , 9/01/35 ............... 12,000,000 12,563,664
Mississippi 0.5%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,336,378
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,545,000 1,544,693
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,044,506
9,925,577
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,545,058
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,066,513
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,795,877
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,213,549
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,590,277
22,211,274
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,233,501
Nevada 0.0%
†
City of Las Vegas ,
Special Improvement District No. 819 , Special Assessment , 2025 , 5% , 6/01/40 .... 325,000 339,652
Special Improvement District No. 819 , Special Assessment , 2025 , 5.25% , 6/01/45 . 325,000 337,519
677,171
New Hampshire 1.4%
New Hampshire Business Finance Authority ,
b
Revenue , 2026-2 , A-1 , Mandatory Put , 4.42% , 4/01/36 ...................... 7,500,000 7,587,550
Adventist Health System/West Obligated Group , Revenue , 2024 D , 6.129% , 7/01/38 4,080,000 4,122,706
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,600,000 2,630,785
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,750,000 1,788,720
National Finance Authority , Revenue , 2020-1 , A , 4.125% , 1/20/34 .............. 6,960,393 7,061,364
d
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.162% , 10/20/41 ........ 1,481,893 1,451,746
National Finance Authority , Revenue , 2026-1 , A-1 , 4.25% , 7/20/41 ............. 3,747,716 3,659,909
28,302,780
New Jersey 1.8%
c
Middlesex County Improvement Authority , H3 Residential Urban Renewal LLC ,
Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ............................... 3,250,000 3,329,661
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2022 A ,
5% , 11/01/39 ..................................................... 16,000,000 17,303,776

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... $ 5,000,000 $ 5,018,966
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 920,114
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,103,271
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,090,000 2,039,312
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 970,000 948,744
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,293,699
36,957,543
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 520,393
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 758,286
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,818,918
13,097,597
New York 5.9%
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... 1,230,000 1,332,509
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 426,189
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 515,096
City of New York ,
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,046,642
GO , 2022 D-1 , 5.5% , 5/01/44 ......................................... 2,500,000 2,707,358
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,600,000 2,778,100
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,502,745
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,290,245
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,163,955
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,942,898
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 5,000,000 5,351,817
New York City Housing Development Corp. , Revenue , 2019 A-1 , Refunding , 4.15% ,
11/01/38 ........................................................ 1,825,000 1,813,602
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 2,500,000 2,369,141
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2024 CC-1 , 5.25% , 6/15/54 .......................................... 15,090,000 15,848,054
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2022 B-1 , 4% , 8/01/45 ...................... 5,000,000 4,812,704
Future Tax Secured , Revenue , 2022 F-1 , 5% , 2/01/42 ...................... 12,000,000 12,717,820
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 7,500,000 8,149,322
b
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 6,990,000 7,233,777
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,232,055
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,270
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/46 ................. 10,000,000 10,607,945
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2023 , 6% , 4/01/35 .......................... 4,275,000 4,718,152
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 2,000,000 2,085,250
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/42 .............................. 1,625,000 1,820,367
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/44 .............................. 1,000,000 1,105,971

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . $ 2,500,000 $ 2,666,159
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,107,226
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,688,104
119,038,473
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 457,281
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 513,393
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 365,068
1,335,742
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,667,011
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,680,379
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,107,304
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,426,661
6,881,355
Ohio 1.8%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 12/01/34 ........................................ 5,500,000 5,477,002
Revenue , 2025 C , 4% , 11/01/35 ....................................... 5,000,000 4,938,134
Revenue , 2025 F , 4% , 12/01/35 ....................................... 5,300,000 5,222,108
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,101,252
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/36 ........................................................ 400,000 432,038
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/37 ........................................................ 500,000 537,412
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/38 ........................................................ 350,000 380,353
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/39 ........................................................ 575,000 622,379
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/40 ........................................................ 440,000 474,865
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/41 ........................................................ 525,000 552,705
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AG
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 11,890,428
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 891,661
36,520,337
Oregon 1.0%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 3,805,577
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,363,814
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,369,062
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 150,614
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 335,679

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... $ 600,000 $ 626,184
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 285,897
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 1,000,000 795,150
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. 3,780,000 3,960,589
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,506,461
19,199,027
Pennsylvania 2.7%
Allegheny County Airport Authority ,
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,094,574
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,088,598
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,211,426
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,048,865
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 621,059
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 631,194
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 746,233
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 726,880
City of Philadelphia , Water & Wastewater , Revenue , 2023 B , Refunding , AG Insured ,
5.5% , 9/01/53 .................................................... 3,000,000 3,200,861
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,856,487
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,457,589
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,302,931
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,669,832
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,966,068
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,689,817
e
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 1,925,000 1,911,740
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AG Insured , 5% , 5/01/39 ........ 6,950,000 7,307,064
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,937,262
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 304,124
Redevelopment Authority of the City of Philadelphia ,
City of Philadelphia , Revenue , 2021 A , BAM Insured , 2.799% , 9/01/33 .......... 2,425,000 2,148,950
City of Philadelphia , Revenue , 2026 B , 5% , 11/01/44 ....................... 4,750,000 5,137,611
55,059,165
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 3,000,000 3,010,685
South Carolina 3.1%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 921,144
e
Medical University Hospital Authority ,
Revenue , 2026 , FHA Insured , 5.25% , 5/15/38 ............................ 375,000 407,051
Revenue , 2026 , FHA Insured , 5.25% , 11/15/38 ............................ 400,000 433,805

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
e
Medical University Hospital Authority, (continued)
Revenue , 2026 , FHA Insured , 5.25% , 5/15/39 ............................ $ 500,000 $ 540,314
Revenue , 2026 , FHA Insured , 5.25% , 11/15/39 ............................ 400,000 431,896
Revenue , 2026 , FHA Insured , 5.25% , 5/15/40 ............................ 600,000 646,617
Revenue , 2026 , FHA Insured , 5.25% , 11/15/40 ............................ 600,000 645,906
Revenue , 2026 , FHA Insured , 5.25% , 5/15/42 ............................ 750,000 801,765
Revenue , 2026 , FHA Insured , 5.25% , 11/15/42 ............................ 500,000 533,613
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,468,973
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 4,315,000 4,099,339
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 4,923,839
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 5,715,000 6,253,243
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,240,791
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,197,441
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 1,750,000 1,782,990
62,328,727
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,374,125
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,441,432
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,104,544
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,684,456
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 971,447
12,576,004
Tennessee 1.8%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,665,924
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2026 B ,
Refunding , 5% , 7/01/32 ............................................. 1,500,000 1,651,005
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,266,433
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,192,024
35,775,386
Texas 11.2%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 226,109
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 425,991
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 896,433
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,379,118
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 369,709
City of Dallas Housing Finance Corp. , TX Illinois 2024 Ltd. , Revenue , 2025 A , FNMA
Insured , 5% , 3/01/44 ............................................... 2,850,000 3,007,992
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 621,000 629,725
c
City of Lavon , Trails of Lavon Public Improvement District Projects , Special
Assessment , 144A, 2025 , 6% , 9/15/54 .................................. 1,304,000 1,347,232
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,471,451
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,682,713

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lubbock, (continued)
GO , 2024 , 5% , 2/15/44 ............................................. $ 2,205,000 $ 2,358,603
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/41 .................................................... 3,850,000 4,138,353
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,275,000 3,295,156
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/44 .................................................. 4,450,000 4,775,276
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 2,250,000 2,341,009
Southwestern University , Revenue , 2022 , 4% , 8/15/42 ...................... 10,535,000 10,213,393
c
County of Hays , La Cima Public Improvement District Neighborhood Improvement Area
No. 3 , Special Assessment , 144A, 2025 , 5.125% , 9/15/45 ................... 1,616,000 1,643,375
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,535,000 9,400,494
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 14,250,000 15,335,036
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,000,000 5,337,680
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 8,000,000 8,474,238
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/46 .......................... 12,500,000 13,132,080
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 828,775
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 777,947
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 467,584
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 621,836
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 671,720
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 625,710
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 667,488
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 3,998,112
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 1,000,075
Harris County Municipal Utility District No. 490 ,
GO , 2025 , BAM Insured , 4.25% , 3/01/40 ................................ 1,400,000 1,418,918
GO , 2025 , BAM Insured , 4.5% , 3/01/43 ................................. 1,610,000 1,629,941
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 725,000 704,506
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 145,718
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 142,075
GO , 2024 , AG Insured , 4% , 9/01/39 .................................... 935,000 937,597
GO , 2024 , AG Insured , 4.25% , 9/01/43 .................................. 715,000 711,536
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 180,358
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 222,997
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 245,716
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 960,494
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,568,946
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,646,511 2,856,792
Lower Colorado River Authority ,
Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 ....................... 5,000,000 5,046,866
Revenue , 2024 , Refunding , 5% , 5/15/41 ................................. 3,025,000 3,270,011
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 3,200,000 3,332,809
North Texas Tollway Authority , Revenue, First Tier , A , Refunding , 4% , 1/01/33 ...... 5,000,000 5,022,426
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,546,293

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... $ 635,000 $ 604,931
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,270,589
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,840,176
Terrell Independent School District ,
GO , 2025 , PSF Guaranty , 5.25% , 8/01/43 ............................... 2,600,000 2,868,714
GO , 2025 , PSF Guaranty , 5.25% , 8/01/44 ............................... 3,000,000 3,283,996
GO , 2025 , PSF Guaranty , 5.25% , 8/01/45 ............................... 2,250,000 2,444,303
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 10,000,000 10,577,619
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,607,988
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 20,790,000 22,365,901
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 260,793
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 278,933
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 252,000 270,451
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 507,890
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 481,820
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,032,487
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,113,308
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 272,177
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 272,448
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 290,202
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 300,498
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 305,579
225,735,215
Utah 0.3%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AG Insured , 4% , 2/01/48 ...... 3,000,000 2,730,892
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/39 .............................................. 1,300,000 1,366,330
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/43 ........................................... 1,000,000 1,109,796
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.5% , 6/01/50 ............................................ 1,000,000 1,087,744
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 392,851
6,687,613
Virginia 0.9%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,625,001
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,537,190
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,025,220
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,137,644
17,325,055

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 2.7%
City of Seattle , Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/35 . $ 5,000,000 $ 5,033,848
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 9,254,365
King County Housing Authority ,
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 500,000 526,286
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,117,430
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 1,975,000 1,932,298
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,734,188
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 2,046,722
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/31 .. 2,250,000 2,298,099
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/32 .. 1,605,000 1,638,162
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,442,401
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,249,019
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,740,692
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,382,761
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,054,082
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,051,104
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,047,592
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 408,184
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,024,657
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,970,314
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,374,895 6,140,217
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 910,086
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,321,337
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,160,231
54,484,075
Wisconsin 5.9%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,650,430
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 23,650,000 24,634,698
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,725,000 2,903,497
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,736,814
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 286,808
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 200,885
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 200,354
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,632,761
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,341,456
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,325,000 5,522,368
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,987,642
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,232,420
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 1,042,117
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/41 ........ 2,300,000 2,462,789
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/44 ........ 1,750,000 1,832,819

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ $ 800,000 $ 802,662
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,448,379
PRG - Oxford Properties LLC , Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ...... 1,000,000 1,032,910
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,110,554
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 889,281
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 197,096
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 254,760
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 328,351
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 273,465
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 376,692
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 392,515
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 408,072
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,420,355
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/34 . 600,000 611,313
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/35 . 1,000,000 1,018,780
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/36 . 600,000 610,411
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 11,500,000 11,976,841
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,790,000 1,683,813
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,060,203
118,564,311
U.S. Territories 0.4%
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 505,000 487,779
i
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 7,060,000 7,256,634
7,744,413
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 456,724
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 579,931
1,036,655
Total U.S. Territories .................................................................... 8,781,068
Total Municipal Bonds (Cost $ 1,959,265,162 ) ...................................
1,969,877,752
Total Long Term Investments (Cost $ 1,965,198,012 ) .............................
1,975,145,652
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
Short Term Investments 1.7%
a a
Principal
Amount
a
Value
Municipal Bonds 1.7%
California 0.1%
j
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.3% , 10/01/54 ................................................... $ 2,000,000 $ 2,000,000
Georgia 0.1%
j
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 2,445,000 2,445,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 1.7% ,
7/01/43 ......................................................... 700,000 700,000
Ohio 0.1%
j
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% , 8/15/51 .......... 1,800,000 1,800,000
Oregon 0.2%
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. 3,000,000 3,000,000
Pennsylvania 1.2%
j
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 2.82% , 7/01/54 ............................................. 23,845,000 23,845,000
Total Municipal Bonds (Cost $ 33,790,000 ) ......................................
33,790,000
Total Short Term Investments (Cost $ 33,790,000 ) ................................
33,790,000
a
Total Investments (Cost $ 1,998,988,012 ) 99.6% ..................................
$2,008,935,652
Other Assets, less Liabilities 0.4% .............................................
8,287,998
Net Assets 100.0% ...........................................................
$2,017,223,650
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $208,979,510, representing 10.4% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.
f
The rate shown represents the yield at period end.
g
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Municipal Green Bond ETF ..................................... 660,000 $ 15,803,700
Total Management Investment Companies (Cost $ 16,388,450 ) ....................
15,803,700
Principal
Amount
a a a a
Municipal Bonds 92.2%
Alabama 6.0%
b
Black Belt Energy Gas District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... $ 5,000,000 5,013,667
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,134,099
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,787,983
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.282% , 2/01/29 .............. 5,000,000 5,090,775
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,079,656
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,578,494
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,782,659
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,617,735
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,838,814
Southeast Energy Authority A Cooperative District ,
Revenue , 2024 C , 5% , 11/01/26 ....................................... 400,000 402,748
Revenue , 2024 C , 5% , 11/01/27 ....................................... 330,000 337,794
b
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 1,575,000 1,635,213
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,039,412
52,339,049
Arizona 1.8%
b
Arizona Industrial Development Authority , TWG Glendale LP , Revenue , 2024 ,
Mandatory Put , 5% , 9/01/26 .......................................... 800,000 803,973
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2026 A , Refunding , 5% , 1/01/27 ...... 2,500,000 2,534,261
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 11,630,000 12,166,780
15,505,014
Arkansas 0.4%
Arkansas Development Finance Authority ,
b
Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 ......................... 2,000,000 2,004,299
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 741,809
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 818,311
3,564,419
California 4.3%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 325,391
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 403,503
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 379,452
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 476,471
b
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,508,809
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,634,950
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,011,545
b,c
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2025 C , Mandatory Put , 3.5% , 11/02/26 ................ 4,000,000 3,999,275
b
California Municipal Finance Authority ,
d
Waste Management, Inc. , Revenue , 2024 A , Mandatory Put , 2.875% , 9/01/26 .... 2,000,000 2,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Municipal Finance Authority, (continued)
Waste Management, Inc. , Revenue , 2024 B , Mandatory Put , 3.375% , 9/01/28 .... $ 1,000,000 $ 998,853
b
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 800,000 791,556
City of Los Angeles , Revenue , 2025 , 5% , 6/25/26 ........................... 7,500,000 7,511,690
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 875,000 820,902
e
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.071% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,192,680
Los Angeles Department of Water & Power , Power System , Revenue , 2025 A ,
Refunding , 5% , 7/01/28 ............................................. 4,000,000 4,132,621
f
Oxnard School District , GO , 2026 , 3.27%, 2/01/31 ........................... 1,500,000 1,290,386
Sierra View Local Health Care District , Revenue , 2020 , Refunding , 4% , 7/01/26 .... 240,000 240,128
University of California , College of the Law San Francisco , Revenue , 2026 , BAM
Insured , 4.216% , 8/01/28 ............................................ 125,000 124,098
37,842,310
Colorado 1.9%
Colorado Health Facilities Authority ,
Christian Living Neighborhoods Obligated Group , Revenue , 2026 , Refunding , 5% ,
1/01/28 ........................................................ 470,000 484,401
Christian Living Neighborhoods Obligated Group , Revenue , 2026 , Refunding , 5% ,
1/01/29 ........................................................ 490,000 513,990
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/29 ......... 900,000 957,110
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/27 ........................................................ 255,000 258,703
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/28 ........................................................ 340,000 350,013
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/29 ........................................................ 560,000 584,448
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/30 ........................................................ 395,000 417,066
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/33 ........................................................ 670,000 721,266
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,804,997
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,404,160
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 2,976,594
16,472,748
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2026 A , 5% , 7/01/31 .......... 4,000,000 4,364,250
b
Yale University , Revenue , 2016 A-2 , Refunding , Mandatory Put , 2% , 7/01/26 ..... 840,000 839,303
5,203,553
Delaware 0.6%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 5,000,000 5,041,055
Florida 4.7%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 1,140,000 1,140,867
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 420,000 411,134
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 229,797

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... $ 4,650,000 $ 4,772,276
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 317,082
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 325,000 328,724
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 90,000 89,240
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 353,333
b
Florida Development Finance Corp. , Florida Health Sciences Center, Inc. Obligated
Group , Revenue , 2026 B , Mandatory Put , 5% , 10/01/31 ..................... 1,000,000 1,080,703
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,894,134
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 11,096,406
Ibis Landing Community Development District , Special Assessment , 2025 , 4.7% ,
6/15/35 ......................................................... 465,000 479,516
Jacksonville Transportation Authority , Revenue, Senior Lien , 2020 , 5% , 8/01/26 ..... 1,940,000 1,946,994
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 345,000 348,112
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 226,125
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 246,662
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2024 , 4.625% , 5/01/31 .................. 130,000 134,256
Calusa , Special Assessment , 2025 , 4.6% , 5/01/35 ......................... 440,000 462,160
Saddlestone Project Phase 1/2 , Special Assessment , 2026 , 4% , 5/01/33 ........ 805,000 816,614
Southeast , Special Assessment , 2025 , 5% , 5/01/30 ........................ 1,435,000 1,515,691
b,c
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,999,128
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,003,069
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 101,794
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 100,000 101,139
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 225,385
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 200,000 201,190
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 343,808
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 189,382
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 490,025
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 169,234
b,c
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 999,252
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 165,932
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 135,000 134,447
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 555,000 558,089
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 200,000 198,093
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 625,000 656,623

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Volusia County Educational Facility Authority, (continued)
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ $ 800,000 $ 856,002
41,282,418
Georgia 4.7%
c
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 B , 8.125% , 7/01/30 ............................................ 1,715,000 1,673,853
City of Atlanta ,
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 300,566
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 225,653
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 300,000 309,442
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 400,000 421,875
b
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,778,795
Georgia Power Co. , Revenue, First Series , 2013-1 , Refunding , Mandatory Put ,
3.375% , 3/12/27 ................................................. 2,000,000 2,008,277
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,990,287
Development Authority of Rockdale County , Revenue , 2025 A-1 , Refunding , 5.375% ,
12/01/36 ........................................................ 460,000 479,537
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 8,050,000 8,151,094
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,569,966
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 15,031,587
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,214,800
41,155,732
Hawaii 0.8%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,885,922
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,391,839
7,277,761
Illinois 4.3%
Chicago Park District , GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................. 550,000 557,409
City of Chicago ,
GO , 2020 A , 5% , 1/01/28 ............................................ 2,110,000 2,148,737
GO , 2020 A , ETM, 5% , 1/01/28 ....................................... 990,000 1,025,464
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,027,375
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,342,685
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 906,922
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 516,831
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,053,498
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,073,281
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 405,506
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 410,870
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 847,485 —
b
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
3.691% , 9/01/28 ................................................. 1,450,000 1,454,433
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,313
Lake County Consolidated High School District No. 120 Mundelein ,
GO , 2026 , 5% , 12/01/27 ............................................. 500,000 515,933
GO , 2026 , 5% , 12/01/28 ............................................. 500,000 525,972

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Lake County Consolidated High School District No. 120 Mundelein, (continued)
GO , 2026 , 5% , 12/01/34 ............................................. $ 750,000 $ 844,811
Sangamon County School District No. 186 Springfield , GO , 2020 C , AG Insured , 5% ,
6/01/36 ......................................................... 1,485,000 1,571,168
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 760,937
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,060,368
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,176,294
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 392,523
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 651,529
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 399,267
GO , 2025 A , 4.1% , 9/01/26 ........................................... 8,200,000 8,199,579
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,516,869
37,128,574
Indiana 1.9%
b
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 5,900,000 5,901,241
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... 785,000 820,354
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... 875,000 920,723
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 972,300
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,024,765
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,079,962
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 569,587
b
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,066,130
16,355,062
Iowa 2.0%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,007,977
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AG Insured , 3% , 6/01/29 ................................ 9,300,000 9,292,923
Iowa Finance Authority ,
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.95% , 5/15/31 ...................................... 2,000,000 2,000,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 440,000 457,349
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,437,636
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,184,623
17,380,508
Kansas 0.5%
City of Valley Center , GO , 2026-1 , 3.5% , 12/01/29 ........................... 3,000,000 3,012,818
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,616,551
4,629,369
Kentucky 4.8%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,346,706
b
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,523,288
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,208,512
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,270,901
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,332,122

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... $ 2,875,000 $ 3,202,388
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,384,161
Kentucky Public Energy Authority ,
b
Revenue , 2022 A-2 , Mandatory Put , 3.625% , 8/01/30 ....................... 14,125,000 14,186,396
Revenue , 2025 B , 5% , 12/01/33 ....................................... 5,000,000 5,143,595
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,423,176
42,021,245
Louisiana 1.7%
City of New Orleans ,
d
GO , 2026 A , 5% , 12/01/30 ........................................... 265,000 282,387
d
GO , 2026 A , 5% , 12/01/31 ........................................... 350,000 375,102
d
GO , 2026 A , 5% , 12/01/32 ........................................... 365,000 392,143
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 450,000
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 610,538
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 569,359
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,167,397 1,180,783
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,515,546
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2025 B , Refunding , 5% , 5/15/30 ............................... 4,000,000 4,285,857
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 5,017,695
14,679,410
Maine 0.4%
City of Portland ,
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/30 .................... 940,000 1,008,504
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/31 .................... 350,000 380,514
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/32 .................... 540,000 593,027
Maine Governmental Facilities Authority ,
State of Maine , Revenue , 2025 A , 5% , 10/01/26 ........................... 700,000 705,229
State of Maine , Revenue , 2025 A , 5% , 10/01/27 ........................... 600,000 618,006
3,305,280
Maryland 1.9%
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,017,039
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,169,020
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ...................... 30,000 30,118
Town of Chestertown , Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 1,215,000 1,226,108
16,442,285
Massachusetts 1.1%
City of Quincy , GO , 2025 , 5% , 7/24/26 .................................... 4,000,000 4,012,079
f
Massachusetts Department of Transportation , Revenue, Senior Lien , 1997 A , NATL
Insured , 2.99%, 1/01/29 ............................................. 2,000,000 1,853,082
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 4,155,000 4,155,000
10,020,161

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 2.0%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. $ 950,000 $ 976,412
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,332,913
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,134,652
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,017,129
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,845,440
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,023,548
17,330,094
Minnesota 1.9%
b
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,516,929
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2026 ,
Refunding , 5% , 5/01/27 ............................................. 1,000,000 1,019,582
Minnesota Health & Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/26 ................................................ 1,000,000 1,006,632
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/27 ................................................ 1,000,000 1,028,018
b
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.432% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 7,995,102
16,566,263
Mississippi 0.3%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,484,171
Missouri 0.6%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,004,937
Missouri Development Finance Board , City of Independence , Revenue , 2021 ,
Refunding , 5% , 3/01/27 ............................................. 660,000 665,302
5,670,239
Montana 0.1%
b
Montana Board of Housing , Aspen Village Housing Partners LP , Revenue , 2025 ,
Mandatory Put , 2.9% , 12/01/26 ....................................... 1,000,000 999,296
Nevada 0.4%
b
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,635,341
New Hampshire 0.3%
e
New Hampshire Business Finance Authority , National Finance Authority , Revenue ,
FRN , 2024-3 , A , 4.162% , 10/20/41 ..................................... 987,928 967,831
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 1,500,000 1,543,577
2,511,408
New Jersey 7.1%
City of Newark , GO , 2026 CD , 4.25% , 5/05/27 .............................. 5,000,000 5,029,731
Garden State Preservation Trust , Revenue , 2005 A , AG Insured , 5.75% , 11/01/28 ... 15,855,000 16,551,813
New Jersey Economic Development Authority ,
b
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 7,127,085
c
State of New Jersey , Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......... 6,000,000 6,193,057
New Jersey Transportation Trust Fund Authority ,
f
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 2.9%, 12/15/26 ........ 10,000,000 9,845,059
f
State of New Jersey , Revenue , 2006 C , BHAC Insured , 2.92%, 12/15/27 ........ 11,110,000 10,627,823

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
State of New Jersey , Revenue , 2023 AA , Refunding , 5% , 6/15/34 .............. $ 3,500,000 $ 3,915,981
State of New Jersey , Revenue , 2024 A , Refunding , 5% , 6/15/36 ............... 2,500,000 2,818,248
62,108,797
New Mexico 2.7%
b
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,218,376
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,240,387
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,062,383
b
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,710,834
23,231,980
New York 4.7%
County of Suffolk , GO , 2018 B , AG Insured , 4% , 10/15/28 ..................... 4,205,000 4,225,734
Metropolitan Transportation Authority , Revenue , 2025 B , Refunding , 5% , 11/15/26 ... 3,000,000 3,033,581
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 5,000,000 4,738,283
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2025 F-1 ,
Refunding , 5% , 11/01/33 ............................................ 2,000,000 2,261,729
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 744,018
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 .................... 3,000,000 3,020,798
b
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 810,000 804,825
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,016,487
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,321,823
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 2,000,000 2,208,407
JFK NTO LLC , Revenue , 2025 , AG Insured , 5.5% , 6/30/38 ................... 1,600,000 1,787,396
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/39 ............................ 2,100,000 2,296,766
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,568,061
Troy Capital Resource Corp. , Rensselaer Polytechnic Institute , Revenue , 2020 A ,
Refunding , 5% , 9/01/28 ............................................. 750,000 781,261
40,809,169
North Carolina 1.0%
b
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.125% , 12/01/26 . 2,000,000 1,997,456
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 850,000 853,677
North Carolina Medical Care Commission , United Methodist Retirement Homes, Inc.
Obligated Group (The) , Revenue , 2025 B-3 , 3.4% , 10/01/29 .................. 1,135,000 1,137,645
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,023,418
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,548,209
8,560,405
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,371,933
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,734,408

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
City of Horace ,
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... $ 400,000 $ 406,228
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 489,345
5,001,914
Ohio 2.2%
American Municipal Power, Inc. , City of Wapakoneta , Revenue , 2025 , 4% , 6/17/26 .. 1,555,000 1,555,651
Cleveland Department of Public Utilities , Division of Public Power , Revenue , 2020 A ,
Refunding , AG Insured , 5% , 11/15/27 ................................... 1,580,000 1,630,895
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,497,538
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,005,759
b
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2026 , Refunding , Mandatory Put , 3.5% ,
4/01/30 ........................................................ 3,000,000 3,011,257
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,556,916
b
Ohio Housing Finance Agency , At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% ,
5/01/28 ......................................................... 1,200,000 1,208,410
Youngstown State University , Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/26 . 850,000 856,188
19,322,614
Oklahoma 0.3%
Lawton Industrial Development Authority ,
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/36 .................... 150,000 166,249
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/37 .................... 200,000 220,530
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/38 .................... 150,000 164,474
City of Lawton Sales Tax , Revenue , 2026 B , 4.75% , 7/01/35 .................. 500,000 490,984
City of Lawton Sales Tax , Revenue , 2026 B , 4.85% , 7/01/36 .................. 500,000 491,088
City of Lawton Sales Tax , Revenue , 2026 B , 4.95% , 7/01/37 .................. 750,000 737,314
2,270,639
Oregon 0.9%
Albany Hospital Facility Authority , Mennonite Home of Albany, Inc. Obligated Group ,
Revenue , 2026 A , 5% , 5/15/36 ........................................ 2,635,000 2,856,210
b
State of Oregon Housing & Community Services Department , Hollywood Hub LP ,
Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ........................... 5,000,000 5,102,315
7,958,525
Pennsylvania 4.7%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,501,830
Allegheny County Airport Authority , Revenue , 2023 A , AG Insured , 5.25% , 1/01/36 ... 1,000,000 1,103,518
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 2022 ,
Refunding , 5% , 5/01/27 ............................................. 590,000 599,829
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,258,749
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,990,137
b
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,110,594
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,266,524
b
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/32 8,200,000 8,856,733
UPMC Obligated Group , Revenue , 2026 A , Refunding , 5% , 12/15/29 ........... 5,000,000 5,349,944
b
Waste Management Obligated Group , Revenue , 2013 , Mandatory Put , 2.95% ,
8/03/26 ........................................................ 3,000,000 3,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... $ 4,000,000 $ 3,964,336
Pennsylvania Housing Finance Agency ,
Revenue , 2025-149 A , 5% , 4/01/27 .................................... 300,000 305,347
Revenue , 2025-149 A , Refunding , 5% , 10/01/27 ........................... 300,000 308,047
Philadelphia Gas Works Co. , Revenue , 16th A , AG Insured , 5% , 8/01/26 .......... 600,000 602,254
State Public School Building Authority ,
Delaware County Community College , Revenue , 2026 , Refunding , BAM Insured , 5% ,
10/01/29 ....................................................... 380,000 404,327
Delaware County Community College , Revenue , 2026 , Refunding , BAM Insured , 5% ,
10/01/30 ....................................................... 455,000 490,097
41,112,266
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. , Lifespan Corp. Obligated Group ,
Revenue , 2026 B , Refunding , 5% , 5/15/31 ............................... 2,000,000 2,152,472
South Carolina 1.3%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 210,000 208,260
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,788,102
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 682,377
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 543,534
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 528,701
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 591,732
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 738,405
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,182,237
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 791,746
11,055,094
South Dakota 0.7%
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2025 B-2 , 3.25% , 9/01/30 ..................... 6,500,000 6,461,402
Tennessee 3.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2026 B ,
Refunding , 5% , 7/01/29 ............................................. 1,400,000 1,487,822
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. 6,670,000 7,408,879
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,511,721
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 14,560,000 14,976,893
32,385,315
Texas 5.2%
b
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 10,000,000 10,067,621
f
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
2.93%, 8/15/27 ................................................... 3,280,000 3,167,549
City of Austin , Airport System , Revenue , 2025 , Refunding , 5% , 11/15/26 .......... 900,000 907,820
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 132,000 134,073
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,011,102
c
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 600,000 608,887

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 4.75% , 9/15/35 ............................... $ 295,000 $ 307,095
c
City of Manor , Special Assessment , 144A, 2025 , 4% , 9/15/30 .................. 180,000 180,846
City of Pflugerville , GO , 2025 , 5% , 8/01/26 ................................ 1,685,000 1,691,617
County of Hidalgo ,
GO , 2025 , Refunding , 5% , 8/15/26 ..................................... 1,150,000 1,154,967
GO , 2025 , Refunding , 5% , 8/15/27 ..................................... 400,000 410,417
Forney Independent School District ,
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/26 ......................... 600,000 602,779
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 ......................... 1,600,000 1,643,592
FW Ramble Public Facility Corp. , Revenue , 2025 , 5% , 10/01/32 ................ 2,115,000 2,238,028
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 148,890
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 149,707
GO , 2024 , AG Insured , 5% , 9/01/29 .................................... 385,000 398,257
GO , 2024 , AG Insured , 5% , 9/01/33 .................................... 470,000 506,710
NTHP Lakewest Senior, Inc. , Revenue , 2026 , 5% , 5/01/36 .................... 1,100,000 1,185,232
b
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 1,600,000 1,603,768
San Antonio Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% ,
8/15/26 ......................................................... 2,875,000 2,888,497
b
Tarrant County Cultural Education Facilities Finance Corp. , Texas Health Resources
Obligated Group , Revenue , 2025 B , Refunding , Mandatory Put , 5% , 11/15/29 .... 7,250,000 7,731,037
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,284,099
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 116,567
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 602,415
Westside 211 Special Improvement District , GO, Sub. Lien , 2021 , 2% , 8/15/27 ..... 280,000 271,713
45,013,285
Utah 1.0%
City of Salt Lake City , Airport , Revenue , 2023 A , 5% , 7/01/27 ................... 760,000 776,238
Davis School District , GO , 2016 , 2.5% , 6/01/28 ............................. 2,975,000 2,943,292
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/26 .............................................. 575,000 575,000
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. 1,130,000 1,180,050
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/26 .............................................. 1,330,000 1,330,000
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 350,000 357,572
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 470,000 490,351
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 545,000 579,490
Utah Infrastructure Agency , Revenue , 2022 , 5% , 10/15/27 ..................... 300,000 306,256
8,538,249
Virginia 0.2%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 182,177
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,773,318

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... $ 235,000 $ 234,672
2,190,167
Washington 1.7%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,760,013
Port of Seattle , Revenue , 2018 B , 5% , 5/01/27 ............................. 880,000 897,956
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,165,689
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,550,597
Vancouver Housing Authority ,
Battle Ground Portfolio LLLP , Revenue , 2026 A , 5% , 8/01/29 ................. 800,000 832,292
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,656,351
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,469,154
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,061,403
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/26 .. 1,500,000 1,505,948
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/31 ....................................................... 280,000 302,718
c
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 538,315
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 813,832
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,094,646
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 410,000 419,647
15,068,561
Wisconsin 2.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,145,000 2,234,310
b,c
Revenue , 144A, 2026-1 , A , Mandatory Put , 3.582% , 5/01/29 ................. 4,000,000 3,999,769
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,941
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,265,000 2,348,951
Lindenwood Education System Obligated Group , Revenue , 2026 , Refunding , 5% ,
6/01/30 ........................................................ 820,000 855,283
Maniilaq Association Obligated Group , Revenue , 2026 , 5% , 12/01/29 ........... 1,555,000 1,628,952
PAFAF/Mid States Leasing LLC , Revenue , 2025 A , 5% , 12/15/29 .............. 875,000 925,061
PAFAF/Mid States Leasing LLC , Revenue , 2025 A , 5% , 12/15/30 .............. 580,000 621,024
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 300,804
Wisconsin Health & Educational Facilities Authority ,
Hospital Sisters Services Obligated Group , Revenue , 2025 A , Refunding , 5% ,
8/15/28 ........................................................ 1,000,000 1,045,049
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,498
Sanford Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .................... 5,000,000 5,245,991
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 225,000 225,016
19,940,649
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 554,486

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.6%
District of Columbia 1.3%
b
District of Columbia , Georgetown University (The) , Revenue , 2025 A , Refunding ,
Mandatory Put , 5% , 4/03/35 .......................................... $ 3,250,000 $ 3,578,082
b
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,560,240
Metropolitan Washington Airports Authority , Aviation , Revenue , 2025 A , Refunding , 5% ,
10/01/26 ........................................................ 1,145,000 1,153,553
11,291,875
Guam 0.1%
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/26 ............................................ 600,000 600,842
Water And Wastewater System , Revenue , 2025 A , 5% , 7/01/32 ............... 640,000 696,637
1,297,479
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 ,
Refunding , 5% , 7/01/27 ............................................. 450,000 456,724
Virgin Islands 0.2%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 803,436
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 640,000 653,710
1,457,146
Total U.S. Territories .................................................................... 14,503,224
Total Municipal Bonds (Cost $ 799,623,936 ) .....................................
805,081,978
Total Long Term Investments (Cost $ 816,012,386 ) ...............................
820,885,678
a
a a a a
Short Term Investments 5.2%
Municipal Bonds 5.2%
Arizona 1.0%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... 9,000,000 9,000,000
Connecticut 0.0%
†
i
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2017 C-3 , Daily VRDN and Put , 2.4% , 7/01/57 ............................ 200,000 200,000
Minnesota 1.9%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.5% , 11/15/64 ............................................. 16,500,000 16,500,000
New Jersey 1.1%
i
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 1.8% ,
7/01/43 ......................................................... 9,300,000 9,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 1.2%
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 BB-1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 2.95% ,
6/15/49 ......................................................... $ 10,000,000 $ 10,000,000
Total Municipal Bonds (Cost $ 45,000,000 ) ......................................
45,000,000
Total Short Term Investments (Cost $ 45,000,000 ) ................................
45,000,000
a
Total Investments (Cost $ 861,012,386 ) 99.2% ...................................
$865,885,678
Other Assets, less Liabilities 0.8% .............................................
7,127,697
Net Assets 100.0% ...........................................................
$873,013,375
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $63,883,268, representing 7.3% of net assets.
d
Security purchased on a when-issued basis.
e
The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Residential REITs 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 931,531
Total Corporate Bonds (Cost $ 900,000 ) ........................................
931,531
Municipal Bonds 96.8%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,092,777
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,328,736
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 527,277
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 2,950,000 2,517,605
5,373,618
Georgia 89.9%
Athens Housing Authority ,
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,901,046
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,298,837
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 348,767
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 1,000,000 1,028,010
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,416,621
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AG Insured ,
4% , 3/01/43 ...................................................... 3,000,000 2,993,467
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,167,909
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,772,608
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,353,213
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,172,057
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2025 B , Refunding , 5.5% , 7/01/50 ... 3,000,000 3,232,421
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 3,000,000 3,229,689
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,594,648
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,266,895
Department of Aviation , Revenue , 2025 B-1 , 5.5% , 7/01/55 .................. 1,000,000 1,060,819
Water & Wastewater , Revenue , 2001 A , AG, NATL RE Insured , 5.5% , 11/01/27 .... 2,140,000 2,197,256
Water & Wastewater , Revenue, Sub. Lien , 2026 , Refunding , 5.25% , 11/01/56 ..... 3,000,000 3,209,931
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,483,087
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,034,857
City of Griffin , Public Utility , Revenue , 2025 , BAM Insured , 5% , 1/01/51 ........... 2,000,000 2,083,547
City of Springfield , Water and Sewer Fund , Revenue , 2025 , AG Insured , 5% , 9/01/50 1,000,000 1,039,490
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,435,255
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,352,992
Cobb-Marietta Coliseum & Exhibit Hall Authority , County of Cobb , Revenue , 2025 ,
5.5% , 10/01/50 ................................................... 1,000,000 1,087,888
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,104,325
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ 610,000 639,457

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AG Insured , 5% ,
10/01/35 ........................................................ $ 4,000,000 $ 4,034,616
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. 5,000,000 4,129,894
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 706,759
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 800,248
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,069,624
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,986,383
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,339,627
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 350,298
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 528,961
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,833,363
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,071,619
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,841,820
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,508,195
Spelman College , Revenue , 2026 , 5% , 6/01/42 ........................... 500,000 547,444
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,705,531
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,778,059
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Foundation Obligated Group 2026 ABC ,
Revenue , 2026 B , Refunding , 5.25% , 6/15/57 ........................... 500,000 507,999
Kennesaw State University Real Estate Foundation Obligated Group 2026 ABC ,
Revenue, Senior Lien , 2026 A , Refunding , 5% , 6/15/51 .................... 2,155,000 2,200,823
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,157,690
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,803,388
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,085,000 2,173,554
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 8,155,000 4,122,356
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,025,134
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,002,410
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,002,000
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,048,525
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,403,619
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,645,918
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,156,576
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,206,668
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,370,000 3,877,849
Georgia Ports Authority , Revenue , 2022 , 5.25% , 7/01/52 ...................... 2,000,000 2,098,071
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,000,000 1,994,657
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 ............. 5,000,000 5,011,492
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,146,244

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
Revenue , 2019 A , 5% , 5/15/37 ........................................ $ 1,975,000 $ 2,136,203
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,080,121
b,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 6,012,635
d
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,245,202
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,107,400
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,139,016
d
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... 2,000,000 2,122,562
d
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 2,505,000 2,693,253
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,940,348
Municipal Electric Authority of Georgia ,
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,553,791
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 521,214
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 523,604
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/46 ..... 330,000 304,594
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/51 ..... 425,000 377,399
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/56 ..... 750,000 738,053
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 2,000,000 2,053,765
Municipal Gas Authority of Georgia , Revenue , 2025 , BAM Insured , 5% , 9/01/55 ..... 2,000,000 2,021,961
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,002,286
Emory University , Revenue , 2025 A , Refunding , 5.25% , 9/01/45 ............... 2,000,000 2,194,976
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 4,744,623
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,689,773
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.125% , 6/01/50 . 1,750,000 1,750,215
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,482,047
Upper Oconee Basin Water Authority ,
Revenue , 2024 , 5% , 7/01/49 ......................................... 3,000,000 3,146,024
Revenue , 2024 , 5% , 7/01/55 ......................................... 2,835,000 2,931,953
236,835,524
Illinois 1.1%
State of Illinois , GO , 2024 C , 4% , 10/01/38 ................................ 3,000,000 2,969,783
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,251,570
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 .......... 100,000 86,332
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 450,204
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,150,850
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 782,708
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 752,311

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 2,300,000 $ 1,540,954
2,293,265
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 560,000 566,130
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 2,000,000 1,976,388
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 480,000 462,410
3,004,928
Total U.S. Territories .................................................................... 3,004,928
Total Municipal Bonds (Cost $ 264,081,381 ) .....................................
255,291,559
Total Long Term Investments (Cost $ 264,981,381 ) ...............................
256,223,090
a
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Georgia 1.5%
e
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 3,900,000 3,900,000
Total Municipal Bonds (Cost $ 3,900,000 ) .......................................
3,900,000
Total Short Term Investments (Cost $ 3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $ 268,881,381 ) 98.7% ...................................
$260,123,090
Other Assets, less Liabilities 1.3% .............................................
3,465,377
Net Assets 100.0% ...........................................................
$263,588,467
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $14,762,554, representing 5.6% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin High Yield Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.6%
Capital Markets 3.6%
iShares National Muni Bond ETF ........................................ 325,000 34,830,250
Vanguard Tax-Exempt Bond Index ETF ................................... 2,750,000 138,490,000
173,320,250
Total Management Investment Companies (Cost $ 172,880,790 ) ...................
173,320,250
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 141,600 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 1.0%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 15% , 2/28/27 .................................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
9,410,000 9,345,918
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 14,300,000 14,453,196
Total Corporate Bonds (Cost $ 57,588,630 ) ......................................
46,036,964
Municipal Bonds 93.4%
Alabama 1.0%
Black Belt Energy Gas District ,
e
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 1,000,000 1,039,828
d,e
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 3,250,000 3,474,906
Revenue , 2025 G , 5% , 10/01/35 ....................................... 1,500,000 1,586,341
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 8,000,000 7,633,853

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. $ 200,000 $ 197,733
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 584,651
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,964,613
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 1,150,000 1,034,545
d
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 251,322
d
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 524,140
Southeast Energy Authority A Cooperative District ,
Revenue , 2024 A , 5% , 11/01/35 ....................................... 8,750,000 9,139,133
e
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 7,475,000 7,646,499
e
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 10,000,000 10,382,305
45,459,869
Arizona 2.1%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,478,811
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,217,940
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,317,354
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 2,600,000 2,601,810
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,114,897
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,035,195
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 8,800,000 9,206,162
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 11,814,521
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 4,812,799
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 18,880,000 15,049,508
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,422,519
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 7% ,
10/01/56 ....................................................... 2,327,000 2,313,747
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 244,103
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,627,604
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,855,304
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 2,171,538
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 4,256,695
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,380,273
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,643,384
99,564,164
Arkansas 0.5%
Arkansas Development Finance Authority ,
d
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,548,474
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 3,043,153
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,695,609

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ $ 700,000 $ 710,339
21,997,575
California 17.1%
f
Alvord Unified School District , GO , 2011 B , AG Insured , 4.17%, 8/01/41 ........... 30,750,000 16,556,879
e
California Community Choice Financing Authority , Revenue , 2024 B , Mandatory Put ,
5% , 12/01/32 ..................................................... 2,500,000 2,573,995
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 421,141
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 11,993,767
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,000,000 4,993,388
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,537,556
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 16,485,000 15,600,677
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 10,415,000 9,818,607
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 16,500,000 13,010,927
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 18,890,000 16,507,975
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,730,000 14,177,858
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 16,190,816
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,880,797
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 18,702,458
d,e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put , 12% , 11/02/26 ........ 1,200,000 672,000
d
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,398,413
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,005,982
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
d
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,543,142
d
California Statewide Communities Development Authority ,
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,300,170
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,735,899
d
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,178,860
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 8,715,439
d
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 30,500,000 27,605,397
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,471,044
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 26,804,079
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 24,255,000 22,755,391
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 9,015,000 8,457,074
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,580,349
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 11,224,405
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 12,913,557
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,710,711

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CSCDA Community Improvement Authority, (continued)
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ $ 10,000,000 $ 7,263,979
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 11,434,691
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,325,000 17,534,174
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 5,106,914
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 11,430,162
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 8,350,000 8,276,633
a
Illinois Finance Authority , Student Housing & Academic Facility , 12% , 1/01/65 ...... 1,200,000 —
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 20,125,000 21,187,970
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 24,097,324
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 24,663,468
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 5.625% ,
8/01/34 ........................................................ 2,500,000 2,756,449
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.92%,
8/01/28 ........................................................ 1,500,000 1,409,166
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.1%,
8/01/30 ........................................................ 1,250,000 1,100,806
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.19%,
8/01/31 ........................................................ 1,250,000 1,062,704
f
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 3.54%, 6/01/32 ............................ 4,000,000 3,246,117
Revenue, Senior Lien , 2013 B , 3.61%, 6/01/33 ............................ 5,500,000 4,289,260
Revenue, Senior Lien , 2013 B , 4.32%, 6/01/41 ............................ 5,000,000 2,649,520
Revenue, Senior Lien , 2013 B , 4.43%, 6/01/42 ............................ 7,000,000 3,495,611
f
San Diego Unified School District ,
GO , 2012 E , 5.123%, 7/01/42 ......................................... 44,565,000 39,590,686
GO , 2012 E , 5.436%, 7/01/47 ......................................... 33,305,000 28,520,167
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 45,512,971
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 45,509,883
f
Revenue, Junior Lien , ETM, 2.45%, 1/01/27 .............................. 102,100,000 100,646,300
f
San Mateo Foster City School District , GO , A , 5.684%, 8/01/42 ................. 40,000,000 45,448,840
f
San Mateo Union High School District , GO , 2011 A , 6.444%, 9/01/41 ............. 20,000,000 21,986,802
f
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 7.92%, 6/01/56 ... 60,000,000 6,095,094
812,354,889
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,274,802
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 7,412,437
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,134,000 5,001,927
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,670,000 4,416,021
f
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 4,760,000 4,481,366
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 1,935,000 1,913,775
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,514,801
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........ 2,400,000 2,519,329
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 673,971
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 466,005
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 751,093

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colliers Hill Metropolitan District No. 2 , GO, Sub. Lien , 2022 B-1 , Refunding , 5.75% ,
12/15/47 ........................................................ $ 2,824,000 $ 2,780,890
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,703,158
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,420,501
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,699,575
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,525,882
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,473,521
Copperleaf Metropolitan District No. 5 , GO, Senior Lien , 2025 A , Refunding , 6.5% ,
12/01/55 ........................................................ 1,300,000 1,344,739
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,248,362
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,000,320
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,153,608
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 7,546,460
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,570,000 6,589,878
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... 1,600,000 1,509,488
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,255,899
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 1,008,473
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,332,576
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 958,551
d
Jefferson Center Metropolitan District No. 2 , Revenue , 144A, 2026 A , Refunding , 6% ,
12/01/56 ........................................................ 5,000,000 5,033,219
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,295,297
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 5,412,456
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,870,683
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... 1,465,000 1,466,160
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 6,844,190
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 539,033
d
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,175,000 1,201,822
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 793,661
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,329,926
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 1,073,779
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 8,165,000 8,513,858
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 72,234,334
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 4,250,000 4,180,142
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,700,619 4,387,851
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 4,971,644
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,470,812
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 809,989
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,555,141
d
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,569,921
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,217,724
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 1,955,000 1,985,165
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 8.5% , 6/01/31 .......... 3,000,000 3,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... $ 3,705,000 $ 3,375,318
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,295,848
f
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 3,808,791
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,587,015
d
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,835,475
244,636,662
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 999,900
d
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,512,112
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 6,500,000 6,500,385
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 927,684
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,814,718
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... 1,415,000 1,503,528
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 1,765,000 1,833,141
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,300,226
25,391,694
Florida 19.2%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,075,000 1,117,812
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,695,000 1,710,144
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 140,000 138,558
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 713,070
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,695,705
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 445,000 461,786
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 440,000 447,915
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,785,846
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,274,414
d
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 644,830
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 236,779
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 394,318
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 260,457
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 432,071
Astonia Community Development District ,
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 534,215
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,214,137
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 476,939
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 640,336
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 424,227
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 740,000 748,943
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 307,313
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 648,443
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 671,426

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Aurora Oaks Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. $ 1,030,000 $ 1,002,105
Avalon Groves Community Development District ,
Special Assessment, Sub. Lien , 2021 , 3.125% , 5/01/41 ..................... 360,000 311,903
Special Assessment, Sub. Lien , 2021 , 4% , 5/01/51 ......................... 500,000 439,808
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 194,698
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 447,352
Avalon Park West Community Development District ,
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 175,000 171,825
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 544,427
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 733,805
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 525,217
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 896,353
d
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,804,815
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 3,178,378
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,246,656
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 230,000 234,474
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,066,133
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,643,325
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 165,994
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 369,725
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 441,784
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 205,000 200,673
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 750,696
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,327,284
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 205,000 200,673
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 372,926
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 435,000 432,140
Bannon Lakes Community Development District ,
d
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 634,341
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 335,418
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,197,741
Bella Tara Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 6.125% , 5/01/56 .............. 1,600,000 1,649,692
Master Infrastructure Project , Special Assessment , 2025 , 6.5% , 5/01/56 ......... 4,000,000 4,120,714
Bellehaven Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/45 ................ 1,295,000 1,359,073
Assessment Area 1 , Special Assessment , 2025 , 6.05% , 5/01/55 ............... 1,215,000 1,249,218
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,745,000 1,717,210
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,672,647
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 319,322
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,336,282
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 381,353
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,092,135
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,041,071
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,722,344

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... $ 105,000 $ 105,725
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 146,410
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 1,850,000 1,858,324
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 157,865
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,044,088
Blackwell Community Development District , Special Assessment , 2026 , 5.75% , 5/01/56 575,000 573,865
Boggy Branch Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 429,632
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 1,010,391
Bradbury Community Development District , Special Assessment , 2023 , 5.5% , 5/01/53 2,245,000 2,260,782
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 818,460
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 737,690
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 45,000 44,664
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 338,991
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 3,525,000 3,628,876
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 2,965,000 2,933,102
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 273,320
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 420,654
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 540,000 549,224
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 333,057
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,040,956
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,774,006
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 415,327
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,068,700
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,438,520
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 245,000 248,199
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 395,000 410,162
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 885,000 904,503
d
Buckhead Trails II Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/56 ................................ 1,045,000 1,050,925
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,172,303
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,462,738
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,041,656
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 94,296
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 404,068
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 426,564
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 340,148
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 673,446
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 770,186
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 574,171
f
Educational Growth Fund LLC , Revenue, Sub. Lien , 144A, 2021 B , 6.06%, 7/01/31 7,825,000 5,802,718

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Capital Trust Agency, Inc., (continued)
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ $ 3,250,000 $ 2,479,618
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,417,105
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,892,390
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 27,380,000 27,464,426
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 585,000 557,151
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 3,013,518
d
Capital Trust Authority ,
f
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.93%,
3/01/29 ........................................................ 16,900,000 14,422,893
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ 275,000 267,338
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 2,650,000 2,557,865
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 820,964
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 691,199
Celebration Community Development District ,
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 229,797
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 505,323
c
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,434,005
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,320,000 2,398,527
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 513,223
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 757,161
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 810,000 825,238
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 1,775,000 1,769,980
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,200,571
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,757,968
Chapel Creek Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 160,395
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 489,227
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 510,000 527,286
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 950,000 958,558
d
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 520,000 504,459
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,695,000 1,542,442
Charlotte County Industrial Development Authority ,
d
MSKP Town & Country Utility LLC , Revenue , 144A, 2021 B , 5% , 10/01/36 ....... 2,300,000 2,117,149
MSKP Town & Country Utility LLC , Revenue , 2025 , 6.125% , 10/01/55 .......... 3,175,000 3,282,480
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 646,008
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,124,595
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,435,000 1,499,012
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,265,541
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 285,000 306,308
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,914,145

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. $ 2,000,000 $ 2,069,203
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,565,000 1,582,086
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 813,934
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,018,533
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 815,784
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 743,407
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 312,005
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 830,065
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 270,000 289,172
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 400,000 418,392
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 15,000 15,094
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 330,000 342,460
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,005,000 1,051,051
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,975,000 2,033,319
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 1,500,000 1,520,410
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 485,000 485,465
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 735,000 742,127
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 1,995,000 2,032,614
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,260,000 2,242,560
Cresswind DeLand Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.75% , 5/01/54 .................................... 730,000 732,413
d
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 213,000 218,435
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 477,841
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 1,340,000 1,321,922
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 1,022,744
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,245,000 1,262,076
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 465,000 476,497
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 420,000 420,884
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,258,935
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,522,042
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 150,000 151,582
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 195,127
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 774,739
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 896,037
d
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 700,000 713,903
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,145,000 1,141,825
Curiosity Creek Community Development District Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.875% , 5/01/56 ............................. 2,550,000 2,552,027
d
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,943,488
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,370,000 1,415,523

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Bay West Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ $ 1,200,000 $ 1,216,039
d
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 165,000 162,680
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 752,555
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,160,000 962,790
Cypress Creek Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 525,000 551,837
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/56 ................. 1,355,000 1,393,820
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 25,000 25,123
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 360,232
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 240,000 234,618
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,118,909
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 1,001,676
d
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 1,645,000 1,651,592
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,125,000 1,173,560
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 965,000 987,423
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,345,883
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,648,917
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 300,000 313,295
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 85,000 85,981
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,255,207
Deering Park Stewardship District ,
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6% , 5/01/45 ..... 3,000,000 3,160,723
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6.25% , 5/01/55 ... 2,300,000 2,377,645
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,425,000 1,468,055
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,985,000 1,992,205
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 185,000 181,643
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 238,093
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 507,658
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 857,851
DW Bayview Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 419,408
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,069,047
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 190,649
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,154,422
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 87,681
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 335,912
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 245,000 265,117
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 470,000 498,677
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 248,319
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 661,518
East Nassau Stewardship District ,
Special Assessment , 2025 , 6.25% , 5/01/56 .............................. 7,130,000 7,368,777

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East Nassau Stewardship District, (continued)
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... $ 500,000 $ 486,057
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 1,078,389
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,529,503
d
East Ridge Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 6% , 5/01/57 ............................................ 1,600,000 1,607,942
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 90,000 89,240
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 95,000 94,803
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 606,816
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 672,924
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,975,000 3,624,496
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 765,000 769,415
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 2,016,685
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,716,024
Assessment Area 2 , Special Assessment , 2026 , 5.875% , 5/01/56 .............. 1,000,000 1,017,340
d
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 461,560
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 950,551
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 530,640
d
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 353,333
d
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 830,937
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 224,566
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,063,182
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 124,230
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 380,756
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 474,595
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 498,605
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... 345,000 339,706
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 1,945,000 1,950,220
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 2,350,000 2,356,591
Everlands II Community Development District , Special Assessment , 2024 , 5.2% ,
6/15/44 ......................................................... 500,000 515,259
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 871,580
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 4,570,000 4,598,542
d
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC , Revenue , 144A, 2025 B , Mandatory Put , 10% ,
6/15/26 ........................................................ 3,275,000 2,128,750
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 471,004
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,143,411
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,783,494
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,911,299

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Florida Local Government Finance Commission ,
BridgePrep Academy, Inc. Obligated Group , Revenue , 144A, 2025 A , 6.125% ,
6/15/65 ........................................................ $ 12,400,000 $ 12,556,684
Ponte Vedra Pine Co. LLC Obligated Group , Revenue , 144A, 2025 A , 6.75% ,
11/15/55 ....................................................... 2,650,000 2,804,097
d
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 280,000 275,620
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 10,000 10,070
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 77,553
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 323,152
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 279,977
d
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 544,494
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 831,777
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 2,023,485
d
Governors Park South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/56 ................................ 2,350,000 2,348,696
d
Grace Groves Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/57 ................................ 1,900,000 1,913,975
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,070,031
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,170,331
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 205,465
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 998,844
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 637,404
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 624,485
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,024,223
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 1,025,979
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,208,064
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 159,639
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 368,099
Hamilton Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.8% , 5/01/54 ..................................... 1,250,000 1,255,699
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 125,000 127,578
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 635,000 664,685
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 980,000 996,360
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 670,000 691,965
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 655,000 665,714
d
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,071,628
d
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,468,119
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 716,075
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 194,423
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 470,736
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 454,102
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 513,460
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,265,393
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 369,049
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 306,632

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Harvest Hills South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 4.5% , 5/01/35 ................ $ 375,000 $ 372,897
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 1,800,000 1,786,295
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 427,035
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,115,000 991,919
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 175,000 177,591
Hawthorne Mill North Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.2% , 5/01/44 ..................................... 1,000,000 1,018,647
Hickory Tree Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.45% , 5/01/55 .................................... 365,000 365,243
Highland Park Community Development District , Assessments , Special Assessment ,
2026 , 6.125% , 5/01/56 .............................................. 1,500,000 1,529,088
Highland Trails Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.85% , 5/01/56 ............... 1,385,000 1,384,234
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 305,000 315,937
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 300,000 306,328
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 545,000 578,041
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 760,000 793,575
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 237,225
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 427,867
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 703,293
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 753,697
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,069,458
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 174,920
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 377,946
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 535,314
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 428,228
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 279,813
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 290,000 290,603
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,309,301
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 228,638
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 724,760
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,167,484
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,317,636
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,484,881
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 529,612
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,077,427
d
K-Bar Ranch III Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 1,765,000 1,871,586
Special Assessment , 144A, 2025 , 6.125% , 5/01/55 ......................... 1,940,000 2,016,627
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 640,000 675,685
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 860,000 887,632
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 135,000 136,812
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 745,740

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... $ 395,000 $ 371,989
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 486,134
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 226,125
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 445,899
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,133,818
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 371,918
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 776,938
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,044,125
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 20,000 19,992
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 246,662
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 707,846
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 806,410
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,325,266
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 5.75% , 5/01/45 .... 2,600,000 2,715,080
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 6% , 5/01/57 ...... 6,000,000 6,140,553
Kissimmee Park Community Development District , Offsite Master Infrastructure Project ,
Special Assessment , 2025 , 6.5% , 5/01/56 ............................... 6,200,000 6,387,107
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,505,000 1,506,279
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 220,000 224,785
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 776,637
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,336,649
d
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,230,000 1,276,021
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 800,000 817,665
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 1,250,000 1,256,164
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 575,000 600,382
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 560,000 573,127
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 390,000 396,421
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,375,000 1,415,924
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,260,000 2,273,104
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 945,000 967,098
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,759,064
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 1,054,046
Lakefront Estates Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 3,150,000 3,160,655
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 842,709
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,880,000 1,933,765
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,046,843
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,462,069
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 131,865
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 265,916
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 100,405
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 124,283

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes of Sarasota Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... $ 200,000 $ 190,616
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 760,523
d
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 1,500,000 1,510,353
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 625,000 665,989
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,055,000 1,104,818
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 122,753
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 299,954
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 927,289
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,641,447
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,298,971
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 776,268
d
Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ............ 250,000 244,870
d
Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 , Refunding ,
3.2% , 5/01/30 ................................................... 340,000 334,555
Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% , 5/01/30 ..... 380,000 371,843
Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% , 5/01/40 .... 750,000 686,781
Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .............. 100,000 95,787
Langley South Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 1,195,000 1,217,121
Assessment Area 1 , Special Assessment , 2024 , 5.4% , 5/01/55 ................ 2,485,000 2,470,739
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 331,907
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,445,000 1,176,543
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 40,000 40,093
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 519,801
Lecanto Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.7% , 5/01/56 ..................................... 800,000 800,981
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 1,600,000 1,565,865
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 299,855
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 96,947
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 705,845
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 236,356
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 433,463
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,490,572
Longleaf Community Development District ,
d
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 720,000 737,375
d
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 935,000 952,994
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 815,000 803,374
d
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 1,002,052
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 126,558
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 405,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
LT Ranch Community Development District, (continued)
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... $ 500,000 $ 516,165
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,299,044
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,615,000 2,748,270
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,918,965
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 670,675
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 308,520
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 307,912
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 900,000 927,836
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 990,000 1,002,553
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 495,000 505,459
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 995,000 997,057
d
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.45% , 5/01/45 ........ 600,000 609,146
d
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.75% , 5/01/56 ........ 1,000,000 990,984
d
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 213,000 218,171
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 688,843
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 290,000 292,815
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 410,000 415,109
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 830,000 814,095
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 985,000 1,134,933
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 326,258
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 655,000 677,014
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,090,000 1,089,959
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 195,545
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 785,000 666,043
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 486,339
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 214,720
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 991,186
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 145,000 147,646
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 759,594
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,026,943
Metropica Community Development District , Assessment Area 1 Master Infrastructure ,
Special Assessment , 2026 , 7% , 11/01/30 ................................ 3,630,000 3,629,817
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,115,000 3,240,576
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 604,807
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,070,000 1,781,279
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 175,000 183,407
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 550,000 577,654
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,010,000 1,031,948
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 485,594
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,126,339

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... $ 2,000,000 $ 2,027,783
d
Normandy Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.55% , 5/01/54 .......................................... 1,355,000 1,303,532
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 263,835
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 155,000 151,749
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 390,000 358,729
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 410,000 428,230
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 600,000 614,724
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 140,000 142,324
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 760,000 784,285
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 800,000 808,225
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 235,000 239,090
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 755,000 785,303
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 805,000 821,881
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 570,927
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,067,618
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 55,000 54,657
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 475,643
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 400,000 390,082
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 919,802
d
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 206,767
d
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,432,433
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 695,000 684,928
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,108,096
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,487,270
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,920,000 5,035,073
Northlake Stewardship District ,
Rye Ranch Pod B - Assessment Area 2 , Special Assessment , 2026 , 5.7% , 5/01/56 . 490,000 491,365
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/45 . 875,000 919,934
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6.2% , 5/01/56 2,570,000 2,648,608
d
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,500,000 1,559,582
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 2,000,000 2,040,329
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 365,000 370,713
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,152,737
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,402,177
d
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 174,297
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 330,585
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 2,003,214
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,513,345
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,251,974

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. $ 1,620,000 $ 1,796,304
d
Palm Coast 145 Community Development District , Special Assessment , 144A, 2025 A ,
6.75% , 5/01/57 ................................................... 2,315,000 2,390,713
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,012,166
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 1,009,328
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 329,421
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 607,566
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 639,330
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 497,020
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 570,000 582,585
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,512,343
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 862,014
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 735,000 738,918
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,114,769
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,557,636
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,265,000 1,298,691
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 555,000 558,393
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,513,291
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 5,069,199
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 226,884
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 698,355
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 115,000 117,978
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 420,000 436,275
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 675,000 686,871
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 215,000 219,162
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 475,000 496,852
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,290,000 1,326,015
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 260,000
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 383,023
Pasadena Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.05% , 5/01/44 ............... 750,000 758,231
Assessment Area 2 , Special Assessment , 2025 , 5.7% , 5/01/55 ................ 1,500,000 1,487,456
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,499,432
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,627,885
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,152,056
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 916,463
d
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 1,685,000 1,691,954
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 370,000 372,846
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,864,015
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,921,913

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ $ 20,000 $ 19,879
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 220,486
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 902,629
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,067,057
Pine Ridge Plantation Community Development District , Special Assessment, Sub.
Lien , 2020 A-2 , Refunding , 3.75% , 5/01/37 ............................... 700,000 687,989
Pinery Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 5.875% , 5/01/56 .............................................. 1,750,000 1,745,364
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 139,671
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,010,918
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 147,346
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 711,256
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 382,340
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 985,000 1,046,071
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 40,000 39,689
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 189,871
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 965,000 816,486
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,335,000 2,020,381
d
Radiance Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.2% , 5/01/45 ........... 1,000,000 1,048,595
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.4% , 5/01/56 ........... 2,100,000 2,159,093
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 737,715
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 295,796
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 982,151
Reunion East Community Development District , Special Assessment , 2021 , 2.85% ,
5/01/31 ......................................................... 400,000 386,114
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 30,000 29,758
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 184,526
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 428,854
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,135,957
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 320,578
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 550,349
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 339,745
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 904,350
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 825,000 784,825
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 825,000 734,407
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 929,411
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 539,699
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,373,351
d
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 333,358
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 390,000 383,666
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 816,289

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Landing Community Development District, (continued)
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. $ 1,100,000 $ 979,146
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 790,189
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,035,901
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 570,000 559,107
c
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 194,692
Rivers Edge III Community Development District ,
d
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 287,581
d
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 705,318
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,941,695
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,680,000 1,542,248
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 419,273
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 668,192
d
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,568,055
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 255,000 256,406
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 778,878
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 230,000 232,045
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 640,533
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,096,247
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,702,923
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 741,856
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 221,444
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 244,830
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 594,492
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 288,685
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 425,428
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 456,506
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,614,189
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 3,046,317
d
Assessments , Special Assessment , 144A, 2026 , 6.05% , 5/01/57 .............. 1,800,000 1,836,919
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 181,524
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 346,160
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 671,902
Sandmine Road Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 240,000 238,186
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 1,015,874
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,743,497
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 50,000 49,737
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 440,523
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,071,757
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 745,507

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sandridge Community Development District, (continued)
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... $ 730,000 $ 694,394
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 636,928
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,013,444
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,260,000 1,261,649
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,187,602
Savanna Lakes Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 406,071
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,063,075
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 495,000 510,075
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 360,000 366,497
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,556,968
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,617,959
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,066,578
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,045,129
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 270,000 274,146
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,189,456
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 385,000 380,916
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,163,186
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 1,490,000 1,558,169
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,290,000 1,329,997
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 105,000 104,810
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 585,884
Schaller Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.625% , 5/01/56 ................................... 650,000 653,472
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 998,416
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 190,000 191,576
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 508,013
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 55,000 55,622
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 730,651
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 293,760
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 377,769
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 650,343
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 529,941
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 150,000 152,762
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 795,000 828,277
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 810,000 821,680
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,135,000 1,152,257
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,590,000 1,585,518
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,780,197
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,611,383
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 367,519

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Shingle Creek at Bronson Community Development District, (continued)
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... $ 1,000,000 $ 923,106
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 980,000 1,012,506
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,475,000 1,491,976
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 170,000 167,732
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,545,866
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 255,520
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,006,733
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 496,344
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,358,023
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 2,048,223
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 240,872
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 496,688
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 700,607
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 345,000 351,591
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,195,000 1,250,748
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,495,000 1,530,334
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 190,000 190,991
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 145,000 150,051
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,085,717
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,685,095
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 6% , 5/01/45 ............ 1,325,000 1,384,979
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 6.3% , 5/01/56 ........... 2,300,000 2,361,670
d
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 725,000 748,723
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 830,000 839,533
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 463,522
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 511,616
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 169,235
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 434,495
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 386,509
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 969,684
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,270,000 1,332,469
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 946,218
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,064,612
Stellar North Community Development District , Special Assessment , 2021 , 3% , 5/01/31 215,000 205,454
d
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 75,000 74,936
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 306,383
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 754,832
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,329,107
d
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 234,139
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 538,320

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... $ 1,000,000 $ 1,083,623
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 80,000 81,801
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 417,871
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 401,731
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 491,135
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 940,262
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,275,680
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 254,947
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 650,000 668,580
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,003,575
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 230,000 233,653
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 670,155
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 823,754
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 80,000 78,924
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 353,809
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 778,247
d
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 224,496
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 576,998
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 146,217
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 354,456
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 192,447
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 648,772
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 135,000 134,447
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 675,526
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 811,348
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 170,325
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 632,762
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,560,284
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 860,000 891,557
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,100,000 1,120,962
Sunbridge Stewardship District ,
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 .. 350,000 363,875
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5.4% , 5/01/42 . 920,000 954,899
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/52 . 1,720,000 1,742,378
Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% , 5/01/32 ....... 460,000 468,018
Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% , 5/01/42 ....... 1,000,000 1,027,696
d
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 2,250,000 2,205,646
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 176,309
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 712,273
Tern Bay Community Development District , Special Assessment , 2022 , 4% , 6/15/42 . 2,000,000 1,824,239
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 463,479
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,181,341
Assessment Area 2 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 2,500,000 2,484,478

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... $ 540,000 $ 544,512
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 1,900,000 1,926,259
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 85,000 84,353
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 711,266
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 208,565
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 805,000 719,361
Tolomato Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 497,118
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 185,000 178,482
d
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 335,000 328,126
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 996,206
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 870,445
d
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 285,000 305,979
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,005,000 1,055,945
Tradition Community Development District No. 9 , Assessments , Special Assessment ,
2021 , 2.7% , 5/01/31 ................................................ 445,000 418,009
d
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 195,000 188,835
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 787,656
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 237,470
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 648,635
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 40,000 39,713
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 423,687
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 65,000 64,476
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 542,403
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 507,364
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 533,072
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 518,403
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 260,000 265,080
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 920,000 965,977
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,285,000 1,327,445
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 145,000 147,683
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,097,266
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,531,538
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 25,000 25,101
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 389,612
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,266,575
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,521,788
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,590,000 1,698,891
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,217,523

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers West Community Development District, (continued)
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. $ 420,000 $ 435,689
d
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 57,229
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 143,974
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,111,844
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,340,773
V-Dana Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 315,000 310,744
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,666,102
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 391,332
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,149,548
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 450,000 456,199
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,380,000 1,433,289
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 1,830,000 1,853,246
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. 480,000 490,714
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,060,000 1,061,476
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,670,000 1,723,529
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,460,000 3,497,036
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 260,000 253,467
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 63,364
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 252,804
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 580,000 599,948
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 260,000 262,105
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 815,000 843,163
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,943,007
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 196,103
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 656,677
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,078,633
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,557,948
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,065,640
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 254,843
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 751,941
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,473,257
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,514,622
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,115,000 11,291,767
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 191,589
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 975,648
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 257,428
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 731,007
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 195,000 193,140
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 613,522
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 390,000 409,751
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,175,000 1,196,646

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Villamar Community Development District, (continued)
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ $ 670,000 $ 697,155
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 502,302
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 35,000 34,805
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 242,995
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 622,223
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 1,400,000 1,402,189
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 328,905
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 626,628
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 135,000 136,028
d
Assessment Area 3 , Special Assessment , 144A, 2025 , 6.25% , 5/01/56 .......... 1,590,000 1,642,014
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 765,000 798,993
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,698,415
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,405,000 1,453,753
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,355,406
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 235,000 236,960
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 508,309
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 861,801
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 543,221
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,272,169
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 394,732
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 963,937
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 945,000 971,247
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 997,360
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 790,000 824,550
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 529,289
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ 1,570,000 1,634,842
d
Unit of Development No. 12 Assessment Area 2 , Special Assessment , 144A, 2026 ,
5.65% , 5/01/56 .................................................. 735,000 734,588
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 188,803
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 678,500
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 320,000 345,327
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 617,942
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 495,829
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,929,326
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 165,000 167,598
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,495,000 1,557,402
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,041,482
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 335,367
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 870,709
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 335,000 341,982
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,576,806
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,140,000 2,188,984

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. $ 1,000,000 $ 1,057,790
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,300,772
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 165,000 166,553
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,380,000 1,426,886
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,405,000 2,421,844
d
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6% ,
5/01/45 ........................................................ 2,455,000 2,592,122
d
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6.2% ,
5/01/55 ........................................................ 2,225,000 2,305,194
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 95,000 95,694
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,240,000 1,267,482
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 520,103
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 147,809
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 526,607
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 951,063
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 555,000 568,817
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 725,000 728,170
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% , 5/01/56 ......... 1,100,000 1,109,548
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 180,000 183,255
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,515,010
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,237,469
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 236,953
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 834,112
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 956,196
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 998,985
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 310,000 316,582
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,105,000 1,104,993
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,050,003
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 791,649
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 120,000 118,608
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 525,000 509,378
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,675,000 1,545,403
d
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 830,000 864,706
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,760,000 1,800,078
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 717,469
Woodlands Section 9 Community Development District , Special Assessment , 2026 ,
6% , 5/01/56 ...................................................... 3,500,000 3,509,241
Zephyr Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 130,000 125,854
912,863,742

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 1.0%
d
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. $ 1,000,000 $ 1,037,033
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 885,000 909,789
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,653,323
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,490,295
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,835,000 1,912,936
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 16,820,000 8,502,517
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 2,935,000 3,077,914
d
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue ,
144A, 2021 B , 5% , 1/01/54 ........................................... 6,500,000 6,279,718
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 5,000,000 5,125,131
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,116,995
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,251,881
46,357,532
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,330,321
Illinois 3.0%
Chicago Board of Education ,
GO , 2023 A , 6% , 12/01/49 ........................................... 5,000,000 5,135,849
GO , 2025 A , 5.75% , 12/01/50 ......................................... 10,540,000 10,631,093
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 3,000,000 3,204,324
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 2,000,000 2,119,869
GO , 2025 C , Refunding , 6% , 12/01/43 .................................. 6,500,000 6,942,701
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured , 5% ,
1/01/60 ......................................................... 3,000,000 3,014,128
City of Chicago ,
GO , 2025 A , 6% , 1/01/50 ............................................ 7,500,000 7,892,932
GO , 2025 F , 6% , 1/01/44 ............................................ 1,660,000 1,799,097
Illinois Finance Authority ,
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,109,144
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,539,681
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 2,835,000 2,814,302
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,149,135
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 9,144,860
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,935,641
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,075,000 1,078,548
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AG Insured , 4.54%, 6/15/45 ................................ 18,100,000 7,773,288
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... 4,645,000 4,954,591
d ,f
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 41,469,151
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.73%,
12/01/35 ....................................................... 12,135,000 7,144,090

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , 4.5% ,
12/31/38 ........................................................ $ 1,815,000 $ 1,707,487
143,559,911
Indiana 0.6%
d
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,479,438
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,345,000 4,729,779
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,870,271
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,337,684
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,622,659
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,515,000 3,431,993
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 3,585,000 3,651,498
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,280,077
28,403,399
Iowa 0.3%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 2,020,670
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,131,632
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,707,746
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 7,239,138
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 2,000,000 2,039,430
14,138,616
Kansas 0.0%
†
City of Manhattan , Lowry Trails Public Improvement District Improvement Area No. 1 ,
Revenue , 2025 A , 5.5% , 6/01/60 ...................................... 1,000,000 1,005,310
Kentucky 0.4%
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,150,000 2,211,746
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,350,005
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,617,428
19,179,179
Louisiana 1.5%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 95,000 95,000
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 647,840
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,253,972
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,649,206
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,454,008
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,225,000 1,253,727
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,547,668 1,430,208
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 2,630,000 2,564,003
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,270,000 1,275,266

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. $ 5,000,000 $ 5,044,506
f
Patriot Services Group Obligated Group , Revenue, Sub. Lien , 144A, 2024 B ,
Refunding , 5.73%, 12/01/35 ........................................ 12,800,000 7,536,530
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 895,000 913,359
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 2,435,000 2,458,916
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 6,500,000 6,624,532
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 7,425,000 7,687,907
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,078,278
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,442,306
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 7,868,089
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,019,195
72,296,848
Maryland 0.2%
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,620,439
Massachusetts 0.0%
†
d
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,164,949
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,050,715
2,215,664
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,028
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 2,500,000 2,514,436
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 717,986
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,615,421
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 8,197,828
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 584,646
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 870,408
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,197,108
f
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue, Sub. Lien , 2007 B , 8.25%, 6/01/52 .................... 26,990,000 3,432,974
20,145,835
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... 475,000 493,011
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,830,795
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 938,827
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,583,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue, Sub.
Lien , 144A, 2022 B , 6.25% , 8/01/37 .................................... $ 590,000 $ 596,694
10,443,200
Mississippi 0.4%
d
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 847,411
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 779,796
d ,f
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 9,644,762
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
5.74%, 12/01/35 ................................................. 12,850,000 7,558,983
18,830,952
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 2,910,000 2,914,068
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 1,970,000 1,837,871
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 1,002,622
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,338,748
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,120,000 3,126,107
12,219,416
Nevada 0.6%
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 6,910,000 6,920,467
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 175,000 168,630
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 175,000 167,201
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 175,000 166,674
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 420,000 392,210
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 190,000 177,902
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 910,000 806,528
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,380,000 1,381,063
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 870,000 870,508
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 410,000 397,117
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 670,000 619,926
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 510,000 457,950
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 805,000 686,318
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 625,000 507,462
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,390,000 987,600
d
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,555,000 1,592,125
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,750,000 1,799,241
Special Improvement District No. 67 Apex Moonwater West , Special Assessment ,
144A, 2025 , 6.75% , 6/01/55 ........................................ 4,850,000 4,961,346
d,f
City of Reno , Sales Tax , Revenue, Sub. Lien , 144A, 2018 C , Refunding , 5.82%,
7/01/58 ......................................................... 11,000,000 1,791,847

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ $ 980,000 $ 982,475
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,855,000 1,856,979
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 290,000 259,013
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 705,000 576,804
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 470,000 396,989
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 760,000 789,230
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 970,000 983,118
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 295,000 296,241
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,386,895 64
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 7,028,570 70
30,993,098
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 98,957
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,355,246
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,521,278
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 4,995,336
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 11,875,000 11,911,467
21,882,284
New Jersey 1.0%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,122,770
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,496,161
d
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 2,921,853 2,067,985
f
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 3.86%, 12/15/38 ................................................ 46,750,000 29,069,734
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 7,000,000 7,009,197
48,765,847
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 501,475
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 451,848
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,196,367
2,149,690
New York 3.2%
Metropolitan Transportation Authority ,
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,314,891
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,102,212
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 25,000,000 25,436,112
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 21,500,000 24,502,731
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,208,101
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 21,935,000 22,040,654

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ $ 5,995,000 $ 6,073,681
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 9,990,000 10,535,148
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 5,000,000 4,999,974
d,f
Rockland Tobacco Asset Securitization Corp. , Revenue, Sub. Lien , 144A, 2005 A ,
6.64%, 8/15/45 ................................................... 55,000,000 16,010,566
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 7,175,000 7,338,078
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 5,000,000 5,146,336
150,708,484
Ohio 2.7%
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,769,476
d
Cleveland-Cuyahoga County Port Authority ,
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 817,921
Flats East Bank TIF District , Tax Allocation, Sub. Lien , 144A, 2021 B , Refunding ,
4.5% , 12/01/55 .................................................. 1,500,000 1,221,061
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,895,162
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,958,398
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,241,347
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,659,873
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 17,536,200
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,374,291
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,203,449
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,444,191
Ohio Housing Finance Agency ,
Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ............................... 1,000,000 1,048,293
d
Middletown Phase Two LP , Revenue, Sub. Lien , 144A, 2023 C , 8% , 9/01/39 ...... 1,400,000 1,505,488
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,160,030
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 977,177
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 919,218
d
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,912,362
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,470,247
f
West Central Ohio Port Authority , DR Horton-Indiana LLC , Revenue , 2025 , 1.422%,
12/01/58 ........................................................ 5,825,000 4,073,029
126,187,213
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,011,539
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 4,000,000 4,016,809

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma (continued)
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... $ 1,735,000 $ 1,957,233
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,535,623
8,521,204
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 504,554
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,239,798
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,495,132
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,257,054
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,718,936
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 5,207,868
15,423,342
Pennsylvania 2.8%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,636,916
d
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,067,525
Center City Investment Corp. , Revenue, Sub. Lien , 144A, 2022 , 5.25% , 5/01/42 ... 5,565,000 5,777,073
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,122,404
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,108,823
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,496,000 12,644,388
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 5,269,102
d
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,165,000 3,787,793
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 226,611
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 700,000 700,697
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,652,224
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,136,983
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 1,005,421
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,174,390
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,178,210
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,685,398
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 877,298
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,106,394
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 2,705,000 2,705,733
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 2,385,000 1,873,882
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 20,000,000 20,065,526
f
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.544%, 12/01/37 ...................................... 20,000,000 20,881,144
Revenue , B-2 , 5.645%, 12/01/40 ...................................... 25,075,000 25,458,891

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... $ 3,000,000 $ 2,762,963
130,905,789
Rhode Island 0.0%
†
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 1,425,000 1,430,075
South Carolina 0.9%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,091,517
d
County of Lancaster ,
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6% ,
6/01/45 ........................................................ 1,295,000 1,363,982
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6.2% ,
6/01/55 ........................................................ 1,000,000 1,034,042
d
Greenville Housing Authority , Victor Verdae Apartments Project , Revenue , 144A, 2023
B , 8.375% , 5/01/47 ................................................ 10,600,000 10,478,760
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,022,948
d
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,299,106
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,628,420
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,348,613
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 10,593,381
41,860,769
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,532,365
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,928,024
8,460,389
Tennessee 1.5%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 1,012,536
Cleveland Forward Phase Two LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 1,012,535
f
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.64%,
7/01/27 ........................................................ 19,365,000 18,629,045
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.66%,
7/01/28 ........................................................ 19,400,000 17,998,414
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.74%,
7/01/29 ........................................................ 19,365,000 17,290,346
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.83%,
7/01/30 ........................................................ 19,370,000 16,613,105
72,555,981
Texas 12.7%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 1,000,000 899,028

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Arlington Higher Education Finance Corp., (continued)
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ $ 7,600,000 $ 7,695,922
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,132,961
f
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 3.69%, 1/01/35 ....................................... 3,000,000 2,197,448
Revenue , 2010 , 3.97%, 1/01/37 ....................................... 2,500,000 1,654,928
Revenue , 2010 , 4.1%, 1/01/38 ........................................ 2,405,000 1,508,825
Revenue , 2010 , 4.23%, 1/01/39 ....................................... 2,545,000 1,510,646
City of Anna ,
d
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 1,036,502
d
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,943,821
d
Hurricane Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.875% , 9/01/56 ............................. 614,000 620,342
d
Meadow Vista Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/44 ............................... 850,000 874,514
d
Sherley Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.7% , 9/15/56 ............................... 2,000,000 2,005,263
d
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 300,104
d
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 813,545
d,g
Sherley Tract Public Improvement District No. 2 Improvement Area No. 2-4 , Special
Assessment , 144A, 2026 , 6% , 9/15/56 ................................ 1,069,000 1,069,250
d
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 787,345
d
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,110,076
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 1,180,000 1,194,402
d
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2026 , 6% , 9/01/56 ....................... 1,018,000 1,020,619
d
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,108,481
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,621,367
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,111,804
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... 1,890,000 1,890,770
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 700,000 728,361
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,912,481
d
City of Boyd , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/53 ................................ 1,408,000 1,418,770
City of Celina ,
d
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 484,112
d
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,323,691
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 789,015
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,774,062

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ $ 230,000 $ 219,991
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 355,413
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,572,817
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 155,000 155,514
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 374,209
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 500,353
d
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 476,762
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 122,000 119,550
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 217,443
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 703,268
d
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 600,601
d
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,531,860
d
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,529,961
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 321,000 325,616
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,884,052
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 328,000 330,872
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 839,355
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 1,014,288
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 232,546
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,014,253
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 78,000 77,777
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 459,566
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 66,000 65,782
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 142,227
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,066,988
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,542,716
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,016,711
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 223,669
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 312,440

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... $ 1,033,000 $ 862,455
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,785,000 1,504,258
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 43,000 42,201
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 236,107
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 986,483
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 394,000 400,131
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,224,495
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,525,643
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 231,000 234,357
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 826,399
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,313,483
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 392,093
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 405,930
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 143,635
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 322,647
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 785,465
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 146,641
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 316,710
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 510,496
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,329,573
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. 244,000 252,724
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,175,031
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 2,016,057
d
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 410,165
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 162,555
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,136,173
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 551,928

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Crandall, (continued)
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. $ 5,000,000 $ 5,180,449
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 207,000 217,822
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,833,755
d,f
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.52%,
12/01/62 ........................................................ 173,330,000 12,284,920
d
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,402,000 1,408,556
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 278,258
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 773,185
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,221,509
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 622,207
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 884,683
d
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 719,663
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.75% , 9/15/55 .............................. 1,400,000 1,412,439
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 174,912
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 866,123
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,209,757
d
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,444,714
d
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 1,005,788
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. 1,500,000 1,456,992
d
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 269,000 272,290
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,228,841
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 565,507
d
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 370,109
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 1,032,887
Ridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2025 , 6.125% , 9/01/55 ....................................... 2,350,000 2,373,024

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ $ 100,000 $ 99,771
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 674,838
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,703,288
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 815,643
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,374,580
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 120,399
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 650,356
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 837,996
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,661,653
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,549,374
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 436,000 429,924
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 505,000 489,008
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 988,752
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 250,000 252,971
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 1,020,158
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,301,767
d
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 675,000 638,166
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,129,653
d
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 575,000 573,469
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,245,769
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,619,646
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 505,000 509,942
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,534,998
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,974,229
d
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 410,452
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 1,044,245

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Georgetown, (continued)
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. $ 716,000 $ 661,413
d
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.75% , 9/15/55 .......................................... 1,676,000 1,707,888
d
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 87,000 86,731
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 138,565
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,097,146
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 490,000 463,114
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 425,000 389,266
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 5,053,963
d
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 795,963
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 744,801
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 247,248
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 900,427
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 582,330
Cottonwood Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.625% , 9/01/56 ............................. 1,000,000 991,335
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 374,643
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 924,303
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,794,273
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 194,770
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 457,205
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 903,148
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 884,537
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,027,929
Prairie Winds Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.75% , 9/01/61 .............................. 1,500,000 1,501,199
d
City of Josephine ,
Morgan Farms Public Improvement District Improvement Area , Special Assessment ,
144A, 2026 , 5.625% , 9/15/56 ....................................... 1,021,000 1,016,539
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2026 , 5.75% , 9/15/56 ........................................ 1,250,000 1,253,580

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Justin ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... $ 1,000,000 $ 1,039,305
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 448,501
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,266,350
Timberbrook Public Improvement District No. 1 Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 5.875% , 9/01/45 ............................. 460,000 484,944
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 203,636
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 606,368
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 772,851
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.75% , 9/01/45 .............................. 406,000 416,530
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 503,000 508,136
d
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 211,596
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 501,734
City of Kyle ,
d
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,520,000 1,237,307
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 372,087
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 511,161
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,301,925
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,362,100
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,443,009
d
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 503,617
d,g
6 Creeks Public Improvement District Improvement Area No. 6 , Special Assessment ,
144A, 2026 , 5.625% , 9/01/51 ....................................... 1,001,000 1,004,461
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 409,918
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 179,179
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,280,377
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,131,356
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 496,229
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,138,916
d
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 814,046
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,262,740
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 3,020,722

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
d
Savannah Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.75% , 9/01/56 .............................. $ 1,262,000 $ 1,257,448
d
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 700,000 735,842
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 287,156
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 584,280
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,160,911
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,816,671
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,277,302
City of Lavon ,
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 200,000 198,038
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 979,706
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 2,027,538
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 146,000 146,282
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 500,674
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 200,000 201,011
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 633,125
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 807,062
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.75% , 9/15/55 ............................................. 1,600,000 1,610,765
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 119,000 118,187
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 453,476
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 974,021
Elevon Public Improvement District Zone 2 Remainder Area , Special Assessment ,
2025 , 6.375% , 9/15/55 ............................................ 1,897,000 1,900,780
d
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,825,000 1,904,675
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 500,547
d
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,694,385
City of Liberty ,
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.5% , 9/01/46 500,000 502,348
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.875% ,
9/01/56 ........................................................ 1,600,000 1,608,437
d
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 164,000 160,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Liberty Hill, (continued)
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ $ 1,771,000 $ 1,499,492
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 134,576
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 265,541
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 238,828
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 783,100
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. 1,850,000 1,865,243
d
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 161,000 162,511
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 337,226
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 307,363
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 590,836
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 231,319
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 288,098
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 598,487
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 762,635
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 801,897
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 1,021,442
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 825,000 851,307
d
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 340,106
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 926,597
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,295,113
Thunder Rock Public Improvement District Improvement Area No. 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,177,848
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 147,460
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 434,734
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 565,544
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 1,021,521
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,755,438

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... $ 55,000 $ 54,805
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 545,746
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 698,721
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 264,188
City of Mesquite ,
Solterra Public Improvement District Improvement Area A-2-A-4 , Special Assessment ,
2025 , 5.75% , 9/01/55 ............................................. 1,500,000 1,506,902
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.625% , 9/01/55 ............................................ 1,625,000 1,645,190
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 549,000 558,158
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 1,500,000 1,565,620
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,079,671
d
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 776,194
d
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,228,960
d
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,032,877
d
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 231,000 231,960
d
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 197,421
d
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 392,591
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 220,000 214,548
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 397,105
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 314,098
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 776,836
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,225,000 1,247,030
d
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 545,125
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 516,443
d
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 313,144
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 842,603
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,322,483

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... $ 1,295,000 $ 1,309,819
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 243,000 246,582
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 172,622
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 161,533
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 286,687
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,063,273
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 874,027
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 147,780
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 509,259
City of Pilot Point ,
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 524,543
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 976,597
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,853,234
d
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 313,042
d
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,039,007
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 250,000 261,786
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 685,698
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,439,103
d
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 260,763
d
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,070,000 1,107,309
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 207,321
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 822,975
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,000,000 1,004,483
d
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 207,804
d
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,123,639
d
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 310,982
d
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 771,132
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 6.75% , 9/15/46 ................................... 1,207,000 1,219,900

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Pilot Point, (continued)
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 7% , 9/15/56 ..................................... $ 907,000 $ 909,196
Maverick Farms Public Improvement District Major Improvement Area No. 1 , Special
Assessment , 2026 , 6.25% , 9/15/56 ................................... 2,350,000 2,355,973
d
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 514,484
d
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,054,395
d
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 933,388
d
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 843,197
d
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,089,165
d
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,655,772
d
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,342,000 6,078,873
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,786,257
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,051,258
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,337,628
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,303,847
d
City of Princeton ,
Special Assessment , 144A, 2026 , 5.625% , 9/01/56 ......................... 1,500,000 1,499,889
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 175,393
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 612,080
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 801,982
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 86,000 85,907
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 278,734
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,117,000 984,700
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 119,199
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 272,205
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 355,007
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 394,742
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,182,673
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,220,450
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 256,000 260,048

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Princeton, (continued)
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... $ 713,000 $ 721,940
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 235,000 237,079
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,050,920
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,046,412
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,031,768
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 509,034
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,098,215
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,449,795
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,434,923
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 164,000 164,805
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,052,407
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 192,024
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 436,423
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 562,228
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 102,090
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 426,956
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 497,227
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 469,637
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,237,685
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 568,783
d
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 130,000 129,540
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 325,362
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 417,924
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 164,661
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 747,905
d
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 220,223

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Royse City, (continued)
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. $ 590,000 $ 573,208
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 639,212
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 616,103
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,296,267
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 210,486
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 435,041
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,121,190
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,482,442
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,182,000 1,216,716
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,015,301
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,421,438
d
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 950,000 1,024,383
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 386,966
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 994,076
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,229,304
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 210,289
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,600,000 1,657,422
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,280,036
City of San Marcos ,
d
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,301,798
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 307,945
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,332,795
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,310,243
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 100,000 99,409
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 416,418
d
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 175,000 175,144
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 655,318
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 1,011,410
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,244,602

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Terrell ,
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 6.25% , 9/15/55 .................. $ 2,625,000 $ 2,713,481
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 7% , 9/15/55 .................... 2,625,000 2,692,201
d
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,024,943
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,356,786
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 185,000 179,415
d
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 949,372
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,115,568
d
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,004,970
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 994,149
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 166,000 155,149
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 994,000 831,783
d
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 313,852
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,407,686
d
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 1,100,000 1,128,935
d
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 56,000 55,810
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 267,000 248,634
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 503,035
d
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 337,500
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.5% , 9/01/54 ..................... 775,000 782,645
d
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,323,279
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 3,100,000 3,222,835
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,708,391
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,783,803
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 3,123,545
d
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 94,983
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 748,887

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
County of Hays, (continued)
La Cima Public Improvement District , Special Assessment , 144A, 2025 , Refunding ,
5.625% , 9/15/45 ................................................. $ 1,513,000 $ 1,545,772
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,439,614
County of Medina ,
d
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,148,501
Viera Public Improvement District 1 Improvement Area No. 1 Project , Special
Assessment , 2026 , 5.75% , 9/01/56 ................................... 1,000,000 1,001,844
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 640,000 635,014
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 781,381
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,142,745
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 100,000 99,906
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 393,138
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,048,968
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,135,479
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 814,596
d
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 5% ,
9/15/35 ........................................................ 885,000 911,004
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6% ,
9/15/45 ........................................................ 1,965,000 2,055,137
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6.25% ,
9/15/55 ........................................................ 2,295,000 2,362,385
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 10,612,865
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,479,723
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,930,067
d
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 320,000 323,104
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,404,986
Karis Municipal Management District of Tarrant County , Improvement Area No. 1 ,
Special Assessment , 2024 , 5.25% , 12/01/53 ............................. 828,000 787,883
c
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
d
Mission Economic Development Corp. , Permian Basin Water Resources LLC ,
Revenue , 144A, 2025 A , 7% , 8/15/60 ................................... 8,000,000 8,225,586
New Hope Cultural Education Facilities Finance Corp. ,
c
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 26,400
c
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 1,226,400
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,477,560

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... $ 5,000,000 $ 5,005,516
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,574,329
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,495,607
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 24,512,171
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,775,417
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 12,473,468
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,495,000 2,409,720
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 427,189
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,089,235
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 15,715,000 14,803,407
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Sub. Lien, Third
Tier , 2019 C , 6% , 12/01/54 ......................................... 5,465,000 5,232,535
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 3,226,937
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 1,015,154
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 865,000 828,462
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 3,220,000 3,026,658
North Texas Tollway Authority ,
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.64%, 9/01/37 ...... 7,500,000 4,042,690
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 11,785,850
d
Northwood Municipal Utility District No. 1 , GO , 144A, 2020 , Refunding , 4% , 8/01/31 . 1,070,000 1,070,013
d
Pecan Public Facility Corp. , Revenue, Sub. Lien , 144A, 2022 B , 6% , 12/01/52 ...... 5,075,000 3,996,871
c
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 7,700,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 513,069
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 200,000 199,382
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 721,706
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 739,230
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,243,904
d
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 457,832
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,444,256
d
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 71,000 70,196
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 194,554
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 468,473
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 757,613
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,813,123

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ $ 843,000 $ 871,052
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 765,132
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 311,749
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 909,015
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,256,499
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 242,490
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 364,382
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 417,284
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 624,194
600,723,856
Utah 0.4%
d
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,348,583
f
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,965,131
d
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-1 , 5.125% ,
6/15/54 ........................................................ 2,000,000 2,011,737
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 5,000,000 5,157,637
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 7,950,000 8,292,144
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 464,679
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 747,227
20,987,138
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,566,354
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,934,951
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,706,541
18,207,846
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,341,271
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,250,000 22,202,429
d
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,862,344
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,334,574
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,197,585
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,583,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
d
Washington State Housing Finance Commission, (continued)
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ $ 9,020,000 $ 8,046,885
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,437,435
65,005,523
West Virginia 0.1%
d
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 880,000 945,524
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,847,310
2,792,834
Wisconsin 3.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 8,575,000 8,932,031
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 76,350,000 38,721,742
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 2,675,000 2,643,379
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 4,106,577
d
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,534,553
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,708,624
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,278,412
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 813,685
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,885,702
d
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 9,343,878
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 901,487
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 6,600,000 6,429,895
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 2,920,000 2,800,131
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,655,000 5,864,599
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 279,714
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 778,160
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 944,189
d
Hope Housing Foundation Obligated Group , Revenue, Sub. Lien , 144A, 2022 C ,
4.6% , 12/01/37 .................................................. 5,460,000 4,887,584
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,662,366
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,952,094
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 547,285
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 997,500
d,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.89%,
12/01/35 ....................................................... 39,830,000 23,128,927
d,f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... 11,680,000 9,296,138
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,994,473
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,113,158
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 8,000,000 8,297,283
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 5,000,000 5,553,362
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,048,362
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,437,442
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,569,192

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... $ 2,000,000 $ 2,033,299
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 90,000 89,102
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 296,120
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 952,377
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 6,119,617
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 691,260
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,040,249
184,673,948
U.S. Territories 6.5%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.64%,
6/15/46 ......................................................... 175,000,000 40,031,250
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,990,000 3,037,781
Puerto Rico 5.6%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 2,500,000 2,535,025
Commonwealth of Puerto Rico ,
h
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 666,031 721,394
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,753,780
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 27,512,915 27,197,276
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,569,417
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 49,278 43,705
f
GO , 2022 A-1 , 4.55%, 7/01/33 ........................................ 2,011,366 1,467,958
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 19,729,608 19,360,398
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,393
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,400,838
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 16,750,000 16,806,214
c
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 4,560,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 4,560,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 4,180,000
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 1,675,000 1,254,157
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 4,180,000
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 1,512,020
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,512,019
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 1,381,057 1,377,311
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 10,533,091 10,489,168
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 45,065,000 44,532,967
f
Sales Tax , Revenue , A-1 , 5.15%, 7/01/46 ................................ 25,400,000 9,271,412
f
Sales Tax , Revenue , A-1 , 5.38%, 7/01/51 ................................ 206,837,000 55,551,516
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,965,970

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 6,000,000 $ 5,780,121
263,822,060
Total U.S. Territories .................................................................... 306,891,091
Total Municipal Bonds (Cost $ 4,454,768,920 ) ...................................
4,432,141,618
Total Long Term Investments (Cost $ 4,685,238,340 ) .............................
4,651,498,832
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Arizona 0.3%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... 13,200,000 13,200,000
Georgia 0.1%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 6,500,000 6,500,000
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.5% , 11/15/64 ............................................. 10,100,000 10,100,000
Missouri 0.0%
†
i
Health & Educational Facilities Authority of the State of Missouri , BJC Healthcare
Obligated Group , Revenue , 2021 B-1 , Refunding , Daily VRDN and Put , 1.54% ,
5/01/51 ......................................................... 2,000,000 2,000,000
New Jersey 0.1%
i
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 1.8% ,
7/01/43 ......................................................... 3,000,000 3,000,000
Virginia 0.1%
i
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.9% ,
1/01/54 ......................................................... 2,300,000 2,300,000
Total Municipal Bonds (Cost $ 37,100,000 ) ......................................
37,100,000
Total Short Term Investments (Cost $ 37,100,000 ) ................................
37,100,000
a
Total Investments (Cost $ 4,722,338,340 ) 98.8% ..................................
$4,688,598,832
Other Assets, less Liabilities 1.2% .............................................
56,977,787
Net Assets 100.0% ...........................................................
$4,745,576,619
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $1,624,071,850, representing 34.2% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Louisiana Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Florida 1.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 351,518
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 2,300,000 1,962,879
2,314,397
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 192,857
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 505,000 255,278
448,135
Louisiana 91.5%
Caddo Parish Parishwide School District , GO , 2021 , AG Insured , 3% , 3/01/36 ...... 505,000 479,542
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,434,578
City of Natchitoches , Utilities , Revenue , 2023 , AG Insured , 5.5% , 6/01/53 ......... 750,000 804,041
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,176,806
c
GO , 2026 A , 5.5% , 12/01/51 .......................................... 100,000 104,973
c
GO , 2026 A , 5.75% , 12/01/55 ......................................... 100,000 106,532
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,129,831
City of Shreveport ,
GO , 2024 , AG Insured , 5% , 3/01/54 .................................... 4,950,000 5,056,076
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 3,850,000 3,862,596
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,617,803
Water & Sewer , Revenue , 2025 , Refunding , AG Insured , 5% , 12/01/40 .......... 1,000,000 1,097,425
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 3,000,000 2,961,652
East Ouachita Parish School District , GO , 2025 , 5.25% , 3/01/45 ................ 1,500,000 1,607,528
Greater New Orleans Expressway Commission , Revenue, Sub. Lien , 2025 , Refunding ,
AG Insured , 5% , 11/01/46 ........................................... 1,050,000 1,098,070
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 936,244
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,086,523
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,486,989
Lafayette Parish School Board ,
Sale Tax , Revenue , 2025 , 5.75% , 4/01/55 ............................... 1,500,000 1,637,581
Sale Tax , Revenue , 2025 A , 5% , 4/01/50 ................................ 1,500,000 1,562,622
Sales Tax , Revenue , 2023 , 4% , 4/01/53 ................................. 2,500,000 2,256,964
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 1,058,902
Louisiana Correctional Facilities Corp. , State of Louisiana , Revenue , 2021 , 4% ,
10/01/39 ........................................................ 1,490,000 1,507,792
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 504,767
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,515,000
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 995,765
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 542,358
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,618,895
City of Pineville , Revenue , 2024 , AG Insured , 5% , 9/01/39 ................... 2,505,000 2,748,430
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,410,811
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,601,468
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 735,000 661,756
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 910,000 833,746

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. $ 1,760,000 $ 1,670,765
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,450,000 2,205,853
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 1,250,000 1,261,127
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.23%, 12/01/44 ................................................. 6,500,000 4,323,514
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AG Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,011,312
University of Louisiana at Lafayette , Revenue , 2018 , AG Insured , 5% , 10/01/48 ... 3,500,000 3,503,366
University of Louisiana System , Revenue , 2019 , Refunding , AG Insured , 4% , 8/01/34 1,000,000 1,010,878
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,043,498
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,089,529
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,116,898
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,164,851
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AG Insured ,
5% , 10/01/43 ................................................... 600,000 635,915
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,302,930
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,515,546
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 5,177,042
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 5,086,613
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,970,190
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,918,560
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,266,274
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,308,591
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,921,117
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,227,871
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,625,114
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 516,903
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,736,394
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 2,005,573
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,115,014
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,529,914
d
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 1,556,250
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/55 ................ 2,250,000 2,345,356
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,021,502
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 61,144
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,109,221
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,806,495
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,508,266
New Orleans Aviation Board ,
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,019,713
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 3,850,000 3,860,167

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board, (continued)
Louis Armstrong New Orleans International Airport , Revenue , 2024 B , Refunding ,
5.25% , 1/01/45 .................................................. $ 2,500,000 $ 2,627,591
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,666,619
Port New Orleans Board of Commissioners ,
Revenue , 2020 D , 5% , 4/01/50 ........................................ 2,000,000 2,026,557
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,080,787
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AG Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,153,442
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AG Insured , 4% , 3/01/41 . 1,000,000 995,913
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,566,427
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 3,000,000 3,018,549
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,586,490
Gasoline & Fuels Tax , Revenue , 2025 B , Refunding , 5% , 5/01/35 .............. 1,500,000 1,727,273
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 5,866,939
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,271,209
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,989,114
Terrebonne Parish Hospital Service District No. 1 , Revenue , 2026 , Refunding , 5.5% ,
4/01/51 ......................................................... 750,000 792,325
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,655,347
193,077,914
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 425,624
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 959,042
1,384,666
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 608,773
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 890,599
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 668,721
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 2,290,000 1,161,399
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 502,873
3,223,592
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 505,473
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,371,789

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,196,000 $ 1,181,880
5,059,142
Total U.S. Territories .................................................................... 5,059,142
Total Municipal Bonds (Cost $ 215,263,762 ) .....................................
206,116,619
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Louisiana 0.6%
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 2.8% , 5/01/43 1,300,000 1,300,000
Total Municipal Bonds (Cost $ 1,300,000 ) .......................................
1,300,000
Total Short Term Investments (Cost $ 1,300,000 ) .................................
1,300,000
a
Total Investments (Cost $ 216,563,762 ) 98.3% ...................................
$207,416,619
Other Assets, less Liabilities 1.7% .............................................
3,577,100
Net Assets 100.0% ...........................................................
$210,993,719
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $19,159,376, representing 9.1% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.9%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... $ 2,650,000 $ 2,261,578
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 205,000 213,707
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 945,000 477,698
691,405
Maryland 84.5%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 3,000,000 3,000,875
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,500,995
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,710,000 1,712,653
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 5,060,146
a
Urbana Community Development Authority , Special Tax, Sub. Lien , 144A, 2020 C ,
4% , 7/01/50 .................................................... 3,860,000 3,433,804
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,645,593
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 154,107
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 755,823
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 675,361
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 695,960
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,980,000 9,995,218
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,904,308
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,039,414
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,379,731
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 863,668
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,168,680
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,325,159
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,773,973
St. Mary's County Metropolitan Commission , Revenue , 2026 A-1 , 5% , 6/01/51 .... 1,600,000 1,662,667
Maryland Department of Housing & Community Development , Revenue , 2025 C , 5.1% ,
7/01/50 ......................................................... 3,300,000 3,375,366
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,159,759
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,177,370
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,001,396
Morgan State University Student Housing , Revenue , 2026 A , AG Insured , 5% ,
7/01/40 ........................................................ 340,000 372,559
Morgan State University Student Housing , Revenue , 2026 A , AG Insured , 5% ,
7/01/41 ........................................................ 375,000 408,491
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 964,939
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,240,762
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,893,132
Ports America Chesapeake LLC , Revenue , 2019 A , 5% , 6/01/49 .............. 3,500,000 3,521,211

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ $ 1,000,000 $ 1,051,359
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,046,341
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,007,435
University of Maryland College Park , Revenue , 2016 , Refunding , AG Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,307,222
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 7,000,000 7,077,427
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,569
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,815,715
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 845,688
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,808,201
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,171,940
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,448,065
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 3,500,000 3,558,365
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,723,803
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 345,000 347,627
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,038,363
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,001,664
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,043,522
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,019,100
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 5,070,258
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,653,786
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,253,198
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 3,115,000 3,146,302
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,035,375
MedStar Health Obligated Group , Revenue , 2026 A , Refunding , 5.25% , 8/15/51 ... 2,000,000 2,088,185
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 6,000,000 6,234,130
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 647,980
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,287,915
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 842,932
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 348,482
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,108,139
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,751,336
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 906,205
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,746,327
TidalHealth Obligated Group , Revenue , 2025 C , Refunding , AG Insured , 5.5% ,
7/01/55 ........................................................ 5,000,000 5,334,069
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,131,702
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,508,582
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,135,377
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,089,448
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 560,176
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , AG
Insured , 5% , 5/01/50 .............................................. 11,225,000 11,967,971

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Stadium Authority, (continued)
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ $ 1,590,000 $ 1,641,433
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,260,788
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,640,530
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 951,860
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... 8,000,000 8,811,349
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,126,641
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5% , 8/01/39 ..... 2,150,000 2,324,876
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5.25% , 8/01/54 .. 5,050,000 5,226,721
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,245,747
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,500,969
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,839,632
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........ 5,260,000 4,969,276
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,220,491
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,852,890
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 2,000,000 1,985,956
266,662,560
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,502,276
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 520,207
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 997,404
1,517,611
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 608,773
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,005,179
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 668,721
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,295,000 2,178,256
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 502,873
4,355,029
U.S. Territories 6.6%
District of Columbia 4.3%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,578,229
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,099,200
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,436,948
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 1,100,000 1,144,978
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,250,000 1,302,363
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 3,000,000 3,082,879
13,644,597

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.3%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 2,000,000 $ 2,021,891
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,468,126
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,877,569
7,367,586
Total U.S. Territories .................................................................... 21,012,183
Total Municipal Bonds (Cost $ 303,886,204 ) .....................................
299,611,415
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
Maryland 3.3%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.7% ,
11/01/37 ........................................................ 8,000,000 8,000,000
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 2.9% , 7/01/55 .............................................. 2,400,000 2,400,000
10,400,000
Total Municipal Bonds (Cost $ 10,400,000 ) ......................................
10,400,000
Total Short Term Investments (Cost $ 10,400,000 ) ................................
10,400,000
a
Total Investments (Cost $ 314,286,204 ) 98.2% ...................................
$310,011,415
Other Assets, less Liabilities 1.8% .............................................
5,590,879
Net Assets 100.0% ...........................................................
$315,602,294
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $8,473,153, representing 2.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 931,532
Total Corporate Bonds (Cost $ 900,000 ) ........................................
931,532
Municipal Bonds 94.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,008,717
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 527,276
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 2,800,000 2,389,592
2,916,868
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 125,000 130,309
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 1,115,000 563,633
693,942
Massachusetts 88.4%
d
City of Boston ,
GO , 2026 A , 5% , 6/01/45 ............................................ 1,000,000 1,101,719
GO , 2026 A , 5% , 6/01/46 ............................................ 1,000,000 1,091,153
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,445,592
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,068,002
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,126,681
GO , 2024 A , 5% , 1/01/49 ............................................ 10,000,000 10,487,617
GO , 2025 C , 5% , 6/01/53 ............................................ 3,500,000 3,639,615
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,085,575
Revenue , 2005 , Refunding , AG, NATL Insured , 5.5% , 1/01/34 ................ 11,900,000 13,547,372
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,961,146
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,916,679
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,294,453
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,164,737
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/55 ............................. 5,000,000 5,318,967
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,420,208
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,581,958
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,425,059
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,401,103
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,775,911
Beth Israel Lahey Health Obligated Group , Revenue , N , Refunding , 5.25% , 7/01/45 8,830,000 9,600,405
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/48 ........................................................ 4,315,000 4,340,314
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 1,270,000 1,274,864
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,756,555
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 5,003,374
Dana-Farber Cancer Institute Obligated Group , Revenue , 2026 Q , Refunding , 5% ,
12/01/46 ....................................................... 4,500,000 4,729,233

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Dana-Farber Cancer Institute Obligated Group , Revenue , 2026 Q , Refunding , 5.5% ,
12/01/56 ....................................................... $ 1,000,000 $ 1,064,511
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,244,590
Emmanuel College , Revenue , 2016 A , Refunding , 5% , 10/01/43 ............... 1,500,000 1,464,629
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,192,724
Franklin W Olin College of Engineering, Inc. , Revenue , 2013 E , 4% , 11/01/43 ..... 160,000 147,836
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,273,789
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... 1,500,000 1,520,314
Lifespan Corp. Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 ............. 6,000,000 6,367,301
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 424,579
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 261,872
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 473,381
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 453,911
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 3,942,991
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,547,815
Mass General Brigham, Inc. , Revenue , 2026 F , 5% , 7/01/46 .................. 1,000,000 1,064,950
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 2,972,995
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 954,565
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,078,674
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,063,606
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,519,718
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 3,000,000 2,895,974
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,449,802
e
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,473,303
President and Fellows of Harvard College , Revenue , 2026 A , Refunding , 4% , 2/15/36 500,000 541,012
PRG Medford Properties, Inc. , Revenue , 2025 , 5.25% , 6/01/55 ............... 1,000,000 1,030,346
Provident Commonwealth Education Resources, Inc. , Revenue , 2016 , 5% , 10/01/41 1,000,000 1,000,727
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 742,479
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 487,192
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,548,811
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/50 . 250,000 273,499
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/55 . 500,000 543,808
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,563,315
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,622,292
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 4,040,000 3,971,466
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 1,195,000 939,861
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,776,129
Suffolk University , Revenue , 2021 , AG Insured , 4% , 7/01/51 .................. 5,000,000 4,460,902
e
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,451,013
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,796,618
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,128,848
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,267,185
e
Trustees of Boston University , Revenue , 2026 A-2 , Mandatory Put , 5% , 10/01/33 .. 500,000 563,897
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,816,978
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,682,617
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 4,000,000 3,952,414
WGBH Educational Foundation , Revenue , 2002 A , AMBAC Insured , 5.75% , 1/01/42 5,100,000 5,982,360
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,804,649
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,244,523

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. $ 1,000,000 $ 1,034,900
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,107,154
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,020,330
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 1,500,000 1,513,724
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 2,295,000 2,078,235
Revenue, Sub. Lien , 2023 C , 5% , 7/01/53 ............................... 4,375,000 4,231,716
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 9,976,064
Massachusetts Housing Finance Agency ,
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 105,002
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 44,225
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,009,738
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 886,040
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,499,744
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,806,249
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 631,914
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,656,870
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,232,733
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,242,692
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 871,763
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 833,044
Massachusetts School Building Authority , Revenue , 2025 B , Refunding , 5% , 2/15/38 . 500,000 566,869
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,064,141
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,018,364
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,600,714
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,204,737
Revenue , B , Refunding , AG Insured , 5.25% , 8/01/28 ....................... 5,490,000 5,810,554
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,121,062
299,773,641
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,049,141
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 900,408
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,074,127
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 695,741
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 580,000 604,149
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 668,721
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,060,000 2,566,235

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 1,200,000 $ 803,976
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,005,746
5,648,827
U.S. Territories 1.4%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 641,917
Puerto Rico 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 467,163
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 187,467
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,616,791
4,271,421
Total U.S. Territories .................................................................... 4,913,338
Total Municipal Bonds (Cost $ 322,135,696 ) .....................................
318,674,750
Total Long Term Investments (Cost $ 323,035,696 ) ...............................
319,606,282
a
a a a a
Short Term Investments 3.1%
Municipal Bonds 3.1%
Massachusetts 3.1%
f
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 2.8% , 3/01/48 ................................................. 4,000,000 4,000,000
f
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.57% , 7/01/31 .......... 6,600,000 6,600,000
10,600,000
Total Municipal Bonds (Cost $ 10,600,000 ) ......................................
10,600,000
Total Short Term Investments (Cost $ 10,600,000 ) ................................
10,600,000
a
Total Investments (Cost $ 333,635,696 ) 97.4% ...................................
$330,206,282
Other Assets, less Liabilities 2.6% .............................................
8,757,804
Net Assets 100.0% ...........................................................
$338,964,086

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $17,135,159, representing 5.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Michigan Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,863,063
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,863,063
Municipal Bonds 95.6%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,227,585
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,722,160
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 632,731
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 5,920,000 5,052,280
10,407,171
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 280,000 291,892
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 4,415,000 2,231,784
2,523,676
Illinois 0.3%
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,815,389
Michigan 85.1%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,513,681
Alma Public Schools , GO , 2025 I , 5.25% , 5/01/55 ........................... 2,000,000 2,103,057
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,065,271
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 2,883,540
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 6,941,533
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,018,041
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,953,256
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 660,726
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,502,431
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,349,858
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,772,116
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,054,482
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,666,565
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,031,378
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,251,047
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 1,059,852
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 .............. 1,000,000 1,002,575
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 750,609
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,795,872
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,706,544
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,813,326
City of Allegan , Sanitary Sewer System , Revenue, First Lien , 2026 , AG Insured , 5% ,
4/01/46 ......................................................... 800,000 850,357
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,301,045

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... $ 25,000 $ 25,048
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A , AG
Insured , 5% , 7/01/34 .............................................. 30,000 30,030
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,778,221
GO , 2024 , 5% , 10/01/49 ............................................. 1,150,000 1,204,575
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,753,436
GO , 2025 , 5% , 4/01/55 ............................................. 5,000,000 5,162,521
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,068,292
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,017,551
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,068,634
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,526,327
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,514,827
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,071,967
City of Lansing ,
GO , 2023 , AG Insured , 4.25% , 6/01/53 .................................. 2,225,000 2,099,343
GO , 2023 B , Refunding , AG Insured , 5% , 6/01/48 .......................... 9,980,000 10,380,332
City of Novi ,
GO , 2026 , 5% , 5/01/50 ............................................. 1,920,000 2,020,682
GO , 2026 , 5% , 5/01/51 ............................................. 655,000 687,946
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,564,288
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,693,614
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 835,000 937,680
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 700,000 781,017
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 1,150,000 1,275,899
County of Kent ,
GO , 2016 , Refunding , 5% , 6/01/32 ..................................... 1,305,000 1,305,319
GO , 2016 , Refunding , 5% , 6/01/33 ..................................... 1,275,000 1,275,311
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,100,097
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 5,260,000 5,607,656
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 510,488
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,017,221
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,016,775
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,015,956
Dexter Community Schools , GO , 2025 , 4.5% , 5/01/55 ........................ 3,000,000 2,905,171
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/34 ....................... 510,000 527,220
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/36 ....................... 1,600,000 1,648,565
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/38 ....................... 1,500,000 1,540,556
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/43 ....................... 3,000,000 3,052,475
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 725,613
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,524,753
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,116,173
GO , 2017 I , 5% , 5/01/42 ............................................. 2,500,000 2,527,394
Eastern Michigan University , Revenue , 2025 , Refunding , BAM Insured , 5.25% , 3/01/50 2,000,000 2,098,015
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,333,649
d
Ferndale Public Schools , GO , 2026 , 5% , 5/01/56 ............................ 2,000,000 2,054,066
Ferris State University , Revenue , 2025 A , Refunding , AG Insured , 5% , 10/01/49 .... 1,800,000 1,892,350
Fitzgerald Public School District , GO , 2026 , 5% , 5/01/50 ...................... 1,000,000 1,045,055
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 2,070,829

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Four Lakes Special Assessment District ,
Special Assessment , 2025 , AG Insured , 5% , 6/01/55 ....................... $ 1,500,000 $ 1,525,655
d
Special Assessment , 2026 , AG Insured , 4.75% , 6/01/54 ..................... 1,000,000 1,008,407
Fruitport Community Schools , GO , 2026 I , AG Insured , 5% , 5/01/55 ............. 1,000,000 1,028,375
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 2,052,743
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,128,710
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,662,891
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,223,792
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 929,817
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,845,133
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,579,465
d
Sewage Disposal System , Revenue, Second Lien , 2026 B , Refunding , 5% , 7/01/36 5,000,000 5,745,988
d
Sewage Disposal System , Revenue, Senior Lien , 2026 C , Refunding , 5.25% , 7/01/56 1,950,000 2,066,709
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,264,882
Water Supply System , Revenue, Senior Lien , 2025 C , Refunding , 5.25% , 7/01/55 . 1,000,000 1,058,602
d
Water Supply System , Revenue, Senior Lien , 2026 C , Refunding , 5.25% , 7/01/51 . 2,000,000 2,139,908
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,064,708
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,072,890
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,014,124
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,137,281
Holland School District , GO , 2026 I , BAM Insured , 5% , 11/01/54 ................ 1,000,000 1,017,737
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 652,890
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,032,354
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 533,344
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,533,200
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , GO , 2024 , BAM Insured , 5% , 8/01/49 ................... 2,540,000 2,633,212
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 572,707
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,370,513
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,449,596
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,725,000 1,725,582
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,922,420
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,343,417
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,786,982
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 2,002,136
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 7,078,942
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,045,634
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,741,605
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AG Insured , 4.375% , 5/01/47 ................................. 1,500,000 1,505,531
GO , 2024 , AG Insured , 5% , 5/01/45 .................................... 1,300,000 1,398,369
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,344,828
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 2,882,049
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,716,838
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 635,641
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 1,600,000 1,332,859

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... $ 1,420,000 $ 1,526,755
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,749,631
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,722,887
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,911,330
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,759,898
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,370,712
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,002,161
County of Wayne , GO, Second Lien , 2020 , Refunding , BAM Insured , 4% , 11/01/55 4,000,000 3,583,943
Detroit Public Lighting Authority Utility Users Tax , Revenue , 2025 A , Refunding , BAM
Insured , 5% , 7/01/44 .............................................. 500,000 537,936
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,033,711
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,332,896
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 371,522
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 517,971
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 581,519
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 604,117
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 571,600
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,254,148
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 648,690
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,225,408
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,571,986
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,751,620
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,801,533
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,035,454
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,170,000 3,573,738
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 290,000
Trinity Health Credit Group , Revenue , 2016 MI , Pre-Refunded , 5% , 12/01/45 ..... 110,000 110,000
Trinity Health Credit Group , Revenue , 2016 MI , Refunding , 5% , 12/01/45 ........ 2,100,000 2,102,156
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,042,690
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,322,895
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,059,286
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,941,307
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,001,813
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,792,962
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,805,634
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,500,793
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,098,472
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,575,110
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,048,710
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 10,500,000 8,919,384
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,436,771
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 4,150,000 3,101,136
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 4,000,000 2,662,390
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,102,837
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,916,895
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 5,082,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority, (continued)
Revenue , 2025 C , 5.1% , 6/01/56 ...................................... $ 3,000,000 $ 3,062,825
Revenue , 2026 A , 5% , 12/01/56 ....................................... 1,355,000 1,375,108
Michigan State University , Revenue , 2025 A , Refunding , 5% , 2/15/55 ............ 5,000,000 5,182,484
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,261,498
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 6,954,070
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,401,710
Revenue , 2023 A , AG Insured , 5% , 10/01/47 ............................. 3,515,000 3,624,707
Revenue , 2023 A , AG Insured , 5.25% , 10/01/52 ........................... 1,000,000 1,025,690
Revenue , 2023 C , AG Insured , 5.25% , 10/01/53 ........................... 2,000,000 2,068,613
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,547,122
Northwestern Regional Airport Authority , Revenue , 2026 , 5.25% , 1/01/56 .......... 500,000 518,476
Oakland University , Revenue , 2019 , 5% , 3/01/50 ............................ 2,230,000 2,255,927
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,396,818
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,383,796
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,917,029
Potterville Public Schools ,
GO , 2026 III , 5% , 5/01/51 ............................................ 2,000,000 2,029,754
GO , 2026 III , 5% , 5/01/54 ............................................ 1,000,000 1,013,428
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,173,475
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,241,847
d
Revenue , 2026 A , Refunding , BAM Insured , 5.25% , 7/01/51 .................. 875,000 916,550
d
Revenue , 2026 A , Refunding , BAM Insured , 5.25% , 7/01/56 .................. 1,200,000 1,248,024
Saline Area Schools , GO , 2016 , Refunding , 5% , 5/01/36 ...................... 2,950,000 2,956,507
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 523,123
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 310,972
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,418,016
GO , 2025 , 5.25% , 5/01/55 ........................................... 7,250,000 7,585,687
GO , 2026 , 5% , 5/01/56 ............................................. 1,500,000 1,547,937
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,835,446
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 801,172
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,123,936
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,124,555
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,041,679
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,691,318
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 105,000 103,974
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,030,632
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,025,875
University of Michigan ,
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,752,841
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,745,280
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,097,853
Walled Lake Consolidated School District ,
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,848,857
d
GO , 2026 , 5% , 5/01/56 ............................................. 2,000,000 2,063,866
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 7,988,930

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Wayne County Airport Authority, (continued)
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... $ 3,330,000 $ 3,555,824
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 3,670,000 3,803,662
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,765,992
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,634,169
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,149,873
Wayne-Westland Community Schools , GO , 2022 , 3% , 11/01/44 ................. 2,830,000 2,267,123
Western Michigan University , Revenue , 2019 A , Refunding , 5% , 11/15/44 ......... 2,315,000 2,382,350
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,082,306
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,050,280
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 544,328
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,671,071
Zeeland Public Schools , GO , 2025 III , Refunding , AG Insured , 5% , 5/01/45 ........ 310,000 330,169
569,837,560
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 459,971
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 447,559
907,530
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 9,300,000 8,290,798
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 900,408
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 269,934
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 244,484
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,685,318
3,199,736
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,565,416
Wisconsin 3.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,305,000 1,359,335
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,504,622
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,050,000 10,168,578
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 8,039,762
21,072,297
U.S. Territories 2.6%
Guam 0.7%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,778,607

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority, (continued)
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ $ 1,770,000 $ 1,820,824
Water and Wastewater System , Revenue , 2025 A , 5.5% , 7/01/45 .............. 1,000,000 1,074,630
4,674,061
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,747,704
Total U.S. Territories .................................................................... 17,421,765
Total Municipal Bonds (Cost $ 663,679,187 ) .....................................
640,169,331
Total Long Term Investments (Cost $ 665,479,187 ) ...............................
642,032,394
a
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
Michigan 2.6%
e
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
2.8% , 7/01/41 .................................................... 6,200,000 6,200,000
e
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 2.85% ,
6/01/34 ......................................................... 11,200,000 11,200,000
17,400,000
Total Municipal Bonds (Cost $ 17,400,000 ) ......................................
17,400,000
Total Short Term Investments (Cost $ 17,400,000 ) ................................
17,400,000
a
Total Investments (Cost $ 682,879,187 ) 98.5% ...................................
$659,432,394
Other Assets, less Liabilities 1.5% .............................................
10,227,705
Net Assets 100.0% ...........................................................
$669,660,099
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $20,380,537, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Minnesota Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,563,092
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,476,374
7,039,466
Minnesota 96.3%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 29,905,000 29,058,491
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,127,570
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,939,721
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,657,339
b
Becker Independent School District No. 726 , GO , 2022 A , 4.52%, 2/01/41 ......... 1,000,000 522,977
Belle Plaine Independent School District No. 716 ,
GO , 2025 A , 5% , 2/01/48 ............................................ 525,000 549,068
GO , 2025 A , 5% , 2/01/50 ............................................ 500,000 519,801
GO , 2025 A , 5% , 2/01/52 ............................................ 500,000 517,456
Big Lake Economic Development Authority , City of Big Lake , Revenue , 2026 A , 5% ,
2/01/52 ......................................................... 2,500,000 2,561,138
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,901,100
Breckenridge Independent School District No. 846 ,
GO , 2026 A , Refunding , 4% , 2/01/42 ................................... 1,390,000 1,372,110
GO , 2026 A , Refunding , 4.25% , 2/01/50 ................................. 1,000,000 965,783
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 1,002,225
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,226,593
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,032,299
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 938,082
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,708,680 4,149,330
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,356,249
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 357,748
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 750,025
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 816,872
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,034,605 8,985,677
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,759,613
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,422,878
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,181,181 5,898,447
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,600,350
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 3,535,000 3,500,823
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/49 ................................................... 6,000,000 6,070,212
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,513,851
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,404,099
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,688,938
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 5,978,066
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,689,920
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 4,000,000 3,845,356
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,665,303

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... $ 1,000,000 $ 1,029,153
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,884,818
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,687,001
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,131,489
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 1,019,109
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 13,082,154
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,017,407
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,630,841
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 847,642
GO , 2025 A , 5.625% , 2/01/44 ......................................... 1,035,000 1,061,421
GO , 2025 A , 5.75% , 2/01/47 .......................................... 1,225,000 1,243,745
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,981,977
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,399,011
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 4,990,762
County of Stearns , GO , 2026 A , 4.375% , 12/01/55 ........................... 2,000,000 1,985,162
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 310,000 310,084
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 977,529
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,720,501
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,838,198
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,185,977
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 152,381
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 156,675
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 726,759
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 460,255
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 553,861
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 663,121
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 538,358
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 437,925
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 410,817
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 383,753
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 406,656
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 253,587
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,235,388
b
Duluth Independent School District No. 709 ,
GO , 2021 C , 3.44%, 2/01/30 ......................................... 1,275,000 1,125,992
GO , 2021 C , 3.53%, 2/01/31 ......................................... 1,325,000 1,126,529

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
b
Duluth Independent School District No. 709, (continued)
GO , 2021 C , 3.64%, 2/01/32 ......................................... $ 1,080,000 $ 881,911
GO , 2021 C , 3.74%, 2/01/33 ......................................... 1,075,000 841,383
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 2,055,044
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,912,551
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,171,230
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.09%, 2/01/38 .......................................... 4,685,000 2,934,034
GO , 2018 A , 4.21%, 2/01/39 .......................................... 4,685,000 2,779,571
GO , 2018 A , 4.31%, 2/01/40 .......................................... 4,685,000 2,631,696
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,044,396
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,133,481
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,402,556
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,308,471
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,367,430
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,967,833
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,245,752
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,335,826
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,459,033
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,857,769
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,072,505
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 20,905,127
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,552,952
Minnesota Agricultural & Economic Development Board ,
Fairview Health Services Obligated Group , Revenue , 2026 A , Refunding , 5% ,
11/15/44 ....................................................... 5,135,000 5,429,839
HealthPartners Obligated Group , Revenue , 2024 , 5.25% , 1/01/54 ............. 8,000,000 8,224,597
Minnesota Health & Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,467,735
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 128,317
Macalester College , Revenue , 2026 , Refunding , 5.25% , 3/01/56 ............... 1,000,000 1,056,603
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 2,075,000 2,075,804
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 608,506
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 750,658
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,925,216
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 261,465
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 245,353
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 361,821
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 860,334
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 753,346
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,086,489
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2024 A , 5% , 10/01/49 ............................................... 4,000,000 4,066,636
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,510,518
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,170,282
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 930,000 937,496
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 930,000 935,455
Revenue , 2026 A , GNMA Insured , 4.6% , 1/01/47 .......................... 2,000,000 2,007,143
Revenue , 2026 B-1 , 4.9% , 8/01/56 ..................................... 485,000 486,363
Revenue , 2026 B-1 , 4.95% , 2/01/68 .................................... 440,000 441,233

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... $ 1,365,000 $ 1,365,845
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,229,224
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,828,128
Minnesota Municipal Gas Agency ,
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 11,550,000 11,722,610
Revenue , 2026 A , 5% , 9/01/35 ........................................ 5,000,000 5,234,860
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,154,306
b
Minnetonka Independent School District No. 276 ,
GO , 2026 A , 4.83%, 2/01/52 .......................................... 4,750,000 1,413,515
GO , 2026 A , 4.85%, 2/01/53 .......................................... 6,310,000 1,784,452
d
Montevideo Independent School District No. 129 , GO , 2026 A , 4.25% , 2/01/47 ..... 1,000,000 993,444
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,283,440
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,883,059
b
Nicollet Independent School District No. 507 ,
GO , 2026 A , 4.98%, 2/01/45 .......................................... 250,000 100,921
GO , 2026 A , 5.22%, 2/01/47 .......................................... 175,000 61,062
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,340,104
GO , 2019 A , 3% , 2/01/46 ............................................ 17,965,000 15,076,197
Northland Learning Center No. 6076 ,
COP , 2026 A , 3.75% , 4/01/35 ......................................... 940,000 920,796
COP , 2026 A , 4.25% , 4/01/40 ......................................... 1,140,000 1,129,953
d
Osakis Independent School District No. 213 , GO , 2026 A , 4.5% , 2/01/52 .......... 1,000,000 1,006,181
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 4,955,899
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 3.29%, 2/01/27 ......................................... 3,545,000 3,468,170
GO , 2018 B , 3.27%, 2/01/28 ......................................... 10,055,000 9,527,407
GO , 2018 B , 3.56%, 2/01/30 ......................................... 9,010,000 7,923,287
GO , 2018 B , 3.68%, 2/01/31 ......................................... 5,310,000 4,483,952
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 2,083,422
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,005,734
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 504,696
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 452,425
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 414,710
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,981,599
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,926,119
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,018,974
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.22%, 2/01/36 ......................................... 3,000,000 2,010,332
GO , 2016 B , 4.32%, 2/01/37 ......................................... 2,820,000 1,796,245
GO , 2016 B , 4.4%, 2/01/38 .......................................... 5,220,000 3,158,919
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AG Insured , 4.25% , 12/01/44 .................... 395,000 396,887
Electric , Revenue , 2024 A , AG Insured , 4.5% , 12/01/53 ..................... 335,000 325,358
d
Sauk Rapids-Rice Independent School District No. 47 ,
GO , 2026 A , 4% , 2/01/41 ............................................ 1,000,000 1,005,921
GO , 2026 A , 4.25% , 2/01/45 .......................................... 1,000,000 1,004,167

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... $ 8,000,000 $ 8,097,372
South Washington County Independent School District No. 833 ,
GO , 2026 A , Refunding , 4% , 2/01/44 ................................... 2,000,000 1,928,598
GO , 2026 A , Refunding , 4% , 2/01/46 ................................... 2,000,000 1,918,959
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.5%, 1/01/27 ........................... 6,600,000 6,466,516
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,332,498
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 400,000 434,481
Revenue , 2025 A , Refunding , 5% , 1/01/46 ............................... 500,000 538,202
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 3,218,585
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 285,299
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,028,788
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,042,459
State of Minnesota ,
GO , 2023 B , 4% , 8/01/43 ............................................ 4,745,000 4,786,687
Department of Iron Range Resources & Rehabilitation , Revenue , 2025 A , 5% ,
10/01/45 ....................................................... 1,000,000 1,061,263
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 763,377
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,263,389
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,054,534
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,191,320
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,200,078
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,288,245
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,062,908
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,131,215
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,300,150
Virginia Housing & Redevelopment Authority ,
County of St. Louis , Revenue , 2025 A , 5% , 4/01/50 ........................ 670,000 684,533
County of St. Louis , Revenue , 2025 A , 5% , 4/01/55 ........................ 885,000 897,042
County of St. Louis , Revenue , 2025 A , 5% , 4/01/60 ........................ 1,130,000 1,143,230
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,291,847
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 4.23%, 2/01/33 .......................................... 470,000 356,496
GO , 2020 A , 4.34%, 2/01/34 .......................................... 2,470,000 1,782,920
GO , 2020 A , 4.63%, 2/01/37 .......................................... 2,470,000 1,523,224
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,673,755
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 5,000,000 5,062,517
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 198,511
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 148,098
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 122,669
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 265,840
COP , 2021 A
,
4% , 2/01/38 ........................................... 390,000 370,327
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 568,975
574,110,535
South Carolina 0.5%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 3,151,427

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 4,000,000 $ 3,068,934
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,826,319
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,755,392
Total Municipal Bonds (Cost $ 605,586,752 ) .....................................
590,952,073
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Minnesota 0.6%
e
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.5% , 11/15/64 ............................................. 3,700,000 3,700,000
Total Municipal Bonds (Cost $ 3,700,000 ) .......................................
3,700,000
Total Short Term Investments (Cost $ 3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $ 609,286,752 ) 99.7% ...................................
$594,652,073
Other Assets, less Liabilities 0.3% .............................................
1,787,504
Net Assets 100.0% ...........................................................
$596,439,577
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $36,135,431, representing 6.1% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Missouri Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 4,980,908
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 597,580
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 6,200,000 5,291,239
10,869,727
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 562,935
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,355,000 1,190,453
1,753,388
Missouri 89.5%
Affton School District No. 101 ,
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 304,001
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,647,237
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,404,118
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,982,067
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,427,671
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,323,781
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,890,513
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,114,944
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 1,006,134
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,988,234
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,948,530
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,685,052
GO , 2026 A , 4.25% , 2/01/46 .......................................... 1,000,000 985,886
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,814,148
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,343,310
Sanitary Sewer System , Revenue, Sub. Lien , 2018 A , 4% , 1/01/35 ............. 1,500,000 1,516,455
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,063,272
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 499,376
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,558,162
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AG Insured , 5% ,
2/01/47 ......................................................... 1,775,000 1,799,121
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,972,829
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,011,658
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,004,416
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 512,334
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 18,777,790
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 904,563
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,149,762
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/35 ............... 1,000,000 1,015,133
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/36 ............... 2,125,000 2,155,084
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,745,103

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/49 ...................... $ 7,730,000 $ 8,161,411
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/54 ...................... 2,000,000 2,085,828
City of University City , COP , 2024 , 5% , 4/01/49 ............................. 1,205,000 1,247,351
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,494,545
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,803,461
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 518,140
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 355,651
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,512,666
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 8,925,000 9,246,734
County of Phelps ,
Phelps County Regional Medical Center , Revenue , 2025 , 5.375% , 12/01/50 ...... 2,500,000 2,533,766
Phelps County Regional Medical Center , Revenue , 2025 , 6% , 12/01/55 ......... 2,500,000 2,644,554
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,006,083
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,281,556
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 908,221
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 882,427
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,265
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,299,904
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,035,067
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,048,295
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,823,627
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,699,159
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,764,705
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,831,079
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,902,336
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,657,785
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,665,903
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,986,385
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 4,000,272
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,575,791
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,042,001
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,776,760
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,740,539
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,066,236
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 4,900,000 4,580,007
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,097,289
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,760,292
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 4,915,226
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,899,674
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,971,831
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 768,020

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. $ 2,610,000 $ 2,800,734
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... 1,935,000 1,982,816
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 3,025,402
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,801,204
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,871,068
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,075,792
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,757,329
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,532,233
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,390,381
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,632,994
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 5,141,104
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,288,894
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,552,887
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 385,000 354,494
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 422,524
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 796,351
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 70,115
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 152,722
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 163,606
Jackson County Reorganized School District No. 7 , GO , 2026 , 5% , 3/01/46 ........ 3,000,000 3,207,444
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 438,004
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,268,746
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,327,739
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 487,315
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 358,978
Kansas City Industrial Development Authority ,
Revenue , 2011 A , 5.5% , 9/01/29 ...................................... 4,585,000 4,602,703
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 415,000 415,061
Revenue , 2011 A , 5.5% , 9/01/30 ...................................... 11,015,000 11,057,531
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 985,000 985,144
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,010,396
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 30,975,341
City of Kansas City Airport , Revenue , 2019 B , AG Insured , 5% , 3/01/49 ......... 8,000,000 8,044,109
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,105,487
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 3,985,252
Maplewood-Richmond Heights School District , GO , 2025 , 5% , 3/01/45 ........... 1,390,000 1,466,472
Metropolitan St. Louis Sewer District ,
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 10,000,000 10,077,948
Revenue , 2025 C , Refunding , 5% , 5/01/38 ............................... 10,000,000 11,336,505
Revenue , 2025 C , Refunding , 5% , 5/01/39 ............................... 5,330,000 6,006,267
Missouri Development Finance Board ,
Revenue , 2026 , 4.125% , 10/01/44 ..................................... 2,515,000 2,485,541
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 960,686
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,841,461
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,541,997
City of Independence , Revenue , 2025 A , AG Insured , 5% , 12/01/54 ............ 1,225,000 1,255,478
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,156,192
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,587,261
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 784,612

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... $ 2,010,000 $ 1,492,735
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,942,324
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,757,652
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,994,487
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,900,000 1,846,751
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,370,000 2,260,590
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,725,000 3,655,319
Revenue , 2026 A , GNMA Insured , 4.7% , 11/01/56 ......................... 2,900,000 2,897,724
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,019,669
Moberly School District No. 81 ,
GO , 2026 , 5% , 3/01/45 ............................................. 500,000 532,976
GO , 2026 , 5% , 3/01/46 ............................................. 375,000 395,995
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,861,522
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 950,000 929,550
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,504,984
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,460,242
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 2,033,369
St. Charles County Public Water Supply District No. 2 ,
COP , 2022 , 4% , 12/01/44 ............................................ 5,000,000 4,876,882
COP , 2024 , 5.25% , 12/01/46 ......................................... 5,000,000 5,359,410
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Pre-Refunded , 4% ,
3/01/38 ......................................................... 10,000,000 10,083,306
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,007,146
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 7,019,395
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,935,344
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,290,000 4,615,211
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,076,214
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,015,208
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,595,015
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 5,685,000 5,860,839
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/49 .................. 2,175,000 2,220,246
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,800,000 2,607,810
St. Louis School District , GO , 2023 , AG Insured , 4% , 4/01/43 .................. 7,000,000 7,059,099
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 4,013,713
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 10,009,819
562,314,392
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,459,063
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,891,663
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 385,220
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,455,147
4,732,030

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,652,384
Wisconsin 2.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,635,340
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,588,211
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 10,690,000 5,421,551
a
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,368,883
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 4,825,000 3,232,654
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,508,620
15,755,259
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,884,649
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,769,155
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,352,569
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,929,165
9,050,889
Total U.S. Territories .................................................................... 14,935,538
Total Municipal Bonds (Cost $ 630,295,073 ) .....................................
613,471,781
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Missouri 1.2%
c
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 2.9% , 6/01/44 ......... 7,700,000 7,700,000
Total Municipal Bonds (Cost $ 7,700,000 ) .......................................
7,700,000
Total Short Term Investments (Cost $ 7,700,000 ) .................................
7,700,000
a
Total Investments (Cost $ 637,995,073 ) 98.8% ...................................
$621,171,781
Other Assets, less Liabilities 1.2% .............................................
7,454,239
Net Assets 100.0% ...........................................................
$628,626,020
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $19,153,781, representing 3.0% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Residential REITs 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,656,056
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,656,056
Municipal Bonds 96.8%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,092,777
Delaware 1.9%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,476,078
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,693,396
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,391,920
15,561,394
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,075,288
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 597,580
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 5,350,000 4,565,827
9,238,695
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 430,000 448,263
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,525,000 1,276,389
1,724,652
New Jersey 78.7%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AG Insured , 4% , 7/01/47 ............................................ 1,500,000 1,438,912
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 261,433
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/42 ..................... 1,770,000 1,787,123
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,892,243
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,769,621
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,167,614
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 4% , 11/01/44 ..................... 1,350,000 1,323,244
Revenue , 2024 B , AG Insured , 5% , 11/01/42 ............................. 1,200,000 1,287,549
Revenue , 2024 B , AG Insured , 5% , 11/01/43 ............................. 825,000 879,961
Revenue , 2024 B , AG Insured , 5% , 11/01/44 ............................. 950,000 1,005,229
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5% , 11/15/42 ........... 1,000,000 1,083,306
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5.375% , 11/15/52 ........ 1,500,000 1,598,723
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 ........... 1,000,000 1,098,190
County of Monmouth ,
GO , 2025 ABCE , 5% , 3/01/37 ........................................ 6,780,000 7,800,471
GO , 2025 ABCE , 5% , 3/01/38 ........................................ 3,580,000 4,084,218
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 984,582
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,029,383

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Cumberland County Improvement Authority (The), (continued)
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ $ 1,020,000 $ 1,048,356
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,097,652
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,829,898
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,628,023
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,337,898
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,153,495
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 385,965
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 487,625
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 760,600
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 708,223
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 605,794
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,123,601
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 4,915,910
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,119,896
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/43 .................. 1,200,000 1,316,660
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 1,400,000 1,522,905
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,006,588
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,003,935
Jersey City Municipal Utilities Authority ,
Revenue , 2026 D , BAM Insured , 5% , 10/15/56 ............................ 1,000,000 1,051,646
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,490,817
Water Fund , Revenue , 2024 C , AG Insured , 5.25% , 10/15/54 ................. 1,500,000 1,592,474
Middlesex County Improvement Authority ,
b
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ... 5,000,000 5,122,556
Rutgers The State University of New Jersey , Revenue , 2023 A , 5% , 8/15/53 ...... 1,050,000 1,094,447
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,150,505
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,015,329
New Jersey Economic Development Authority ,
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/35 ...................... 500,000 534,821
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/45 ...................... 675,000 686,612
Advanced Schools, Inc. , Revenue , 2025 , 5.125% , 11/01/55 .................. 900,000 888,476
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,351,051
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,308,932
d
New Jersey Natural Gas Co. , Revenue , 2005 C , Refunding , Mandatory Put , 3.75% ,
4/01/33 ........................................................ 750,000 760,613
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 250,000 253,296
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 19,175,000 19,203,824
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 642,354
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 600,590
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,447,343
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/42 .................................................... 6,000,000 6,065,445
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,911,657
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 8,965,083
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,502,923

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... $ 1,250,000 $ 1,174,256
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,117,123
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/34 ........ 2,205,000 2,207,945
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/35 ........ 5,000,000 5,006,516
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,154,411
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,109,553
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,088,766
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AG Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,030,459
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 400,268
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,300,605
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,962,269
Seton Hall University , Revenue , 2020 C , AG Insured , 3.25% , 7/01/49 ........... 1,150,000 946,386
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 1,850,000 1,742,164
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,028,552
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,089,924
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 250,000 255,741
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,625,551
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,430,000 9,520,957
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,101,054
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,097,812
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,223,222
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/40 ........ 2,160,000 2,421,635
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,773,151
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 9,070,187
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 85,000 85,145
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,870,501
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 766,934
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 804,347
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,187,089
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,507,493
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,087,087
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,195,801
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,319,082
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,018,369
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,440,556
RWJ Barnabas Health Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/38 1,470,000 1,743,716
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,853,120
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,060,067
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,012,619
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,973,854
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,208,607
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,546,466

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ $ 1,780,000 $ 1,768,083
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,509,643
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,989,440
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,057,769
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,015,889
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 3,000,000 3,037,855
e
Revenue , 2026 A , Refunding , 4.25% , 12/01/46 ............................ 1,000,000 1,003,460
e
Revenue , 2026 B , Refunding , 5.25% , 12/01/56 ............................ 1,000,000 1,008,121
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,405,000 3,322,419
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,642,541
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 1,070,378
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 425,081
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,924,030
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,469,419
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 6,423,577
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,381,994
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,676,190
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 3,000,000 3,116,102
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 2,445,000 2,520,274
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,200,000 4,333,452
New Jersey Infrastructure Bank ,
Revenue , 2022 A-2 , 5% , 9/01/52 ...................................... 6,070,000 6,324,875
Revenue , 2024 A-W1 , 5% , 9/01/49 ..................................... 2,000,000 2,123,128
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 5,300,000 5,820,699
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 1,750,000 1,879,096
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AG Insured , 3.36%, 12/15/33 ........... 10,000,000 7,791,877
c
State of New Jersey , Revenue , 2009 A , 3.34%, 12/15/32 .................... 10,000,000 8,067,984
c
State of New Jersey , Revenue , 2009 A , 3.67%, 12/15/36 .................... 500,000 341,789
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.85%, 12/15/39 ......... 10,000,000 5,994,255
c
State of New Jersey , Revenue , 2010 A , 3.08%, 12/15/29 .................... 5,000,000 4,489,857
c
State of New Jersey , Revenue , 2010 A , 4.03%, 12/15/40 .................... 4,750,000 2,673,706
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,830,268
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 8,435,000 8,736,097
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,371,156
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,975,503
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,361,788
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 6,911,034
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,461,163
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,384,650
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,743,056
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,101,343
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,176,106
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 10,064,410
New Jersey Turnpike Authority ,
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 1,345,000 1,377,262
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 5,000,718
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,809,422
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,038,102
Revenue , 2024 B , 5.25% , 1/01/49 ..................................... 15,000,000 15,993,603
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,442,003
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,114,713

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority, (continued)
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... $ 13,900,000 $ 15,145,451
Revenue , 2024 C , Refunding , 5% , 1/01/43 ............................... 7,360,000 7,980,010
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 10,000,000 10,680,618
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 624,673
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 654,389
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 643,601
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 589,277
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 19,298,755
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 175,000 177,876
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 688,060
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,009,143
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,012,995
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 726,139
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 1,008,119
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 634,085
South Jersey Port Corp. ,
Revenue, Sub. Lien , 2017 B , 5% , 1/01/34 ............................... 625,000 637,939
Revenue, Sub. Lien , 2017 B , 5% , 1/01/35 ............................... 1,760,000 1,794,544
Revenue, Sub. Lien , 2017 B , 5% , 1/01/48 ............................... 4,625,000 4,632,514
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,938,379
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 6,000,000 5,987,561
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,746,030
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,352,091
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,756,427
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,394,250
GO , 2020 A , 4% , 6/01/32 ............................................ 10,000,000 10,623,858
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 17,022,335
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ........... 5,500,000 5,210,628
652,380,107
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,372,472
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,830,665
Revenue , 250 , Refunding , 5% , 10/15/47 ................................. 2,500,000 2,681,538
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 6,400,000 6,900,932
23,785,607
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,084,375
Pennsylvania 5.9%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,771,623
Delaware River Port Authority ,
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,302,314

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Port Authority, (continued)
Revenue , 2018 A , 5% , 1/01/39 ........................................ $ 3,650,000 $ 3,795,147
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 9,928,382
Revenue , 2025 , Refunding , 5% , 1/01/39 ................................. 2,000,000 2,227,240
Revenue , 2025 , Refunding , 5% , 1/01/40 ................................. 5,000,000 5,532,609
48,557,315
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 950,000 855,387
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,891,663
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,071,531
3,963,194
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,217,546
Wisconsin 1.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,015,000 2,098,897
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,253,851
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 11,450,000 5,806,994
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 2,160,686
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,011,493
13,331,921
U.S. Territories 3.4%
Guam 2.0%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,044,881
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 850,000 863,895
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 5,700,000 5,867,228
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 6,300,000 6,564,070
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 .............. 500,000 534,929
Territory of Guam ,
Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ............................ 500,000 543,559
Revenue , 2025 G , Refunding , 5.25% , 1/01/40 ............................ 1,000,000 1,081,789
16,500,351
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,213,135
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 10,000,000 9,881,941

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 850,000 $ 818,850
11,913,926
Total U.S. Territories .................................................................... 28,414,277
Total Municipal Bonds (Cost $ 808,079,337 ) .....................................
802,207,247
Total Long Term Investments (Cost $ 809,679,337 ) ...............................
803,863,303
a
a a a a
Short Term Investments 1.9%
Municipal Bonds 1.9%
New Jersey 1.9%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.8% , 7/01/43 .................................. 800,000 800,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.7% , 7/01/43 .................................. 15,360,000 15,360,000
16,160,000
Total Municipal Bonds (Cost $ 16,160,000 ) ......................................
16,160,000
Total Short Term Investments (Cost $ 16,160,000 ) ................................
16,160,000
a
Total Investments (Cost $ 825,839,337 ) 98.9% ...................................
$820,023,303
Other Assets, less Liabilities 1.1% .............................................
8,981,028
Net Assets 100.0% ...........................................................
$829,004,331
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $27,755,221, representing 3.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin North Carolina Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,656,056
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,656,056
Municipal Bonds 97.1%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,933,375
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,204,663
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,054,552
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 5,300,000 4,523,156
9,782,371
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 250,000 260,618
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,100,000 1,061,551
1,322,169
Illinois 0.1%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 502,808
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,984,445
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 372,966
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,030,044
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 309,532
4,696,987
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,486,941
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,747,150
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,939,307
9,173,398
North Carolina 84.1%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 313,312
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 311,591
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 366,057
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,013,247
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,231,315
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,999,540
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,526,982
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,206,244
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,509,054

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
GO , 2025 B , Refunding , 5% , 7/01/42 ................................... $ 1,690,000 $ 1,891,687
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,264,768
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 9,085,553
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,422,182
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,679,478
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,352,062
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,175,247
d
Airport , Revenue , 2026 , Refunding , 5.25% , 7/01/51 ........................ 1,000,000 1,071,882
d
Airport , Revenue , 2026 , Refunding , 5.25% , 7/01/56 ........................ 2,000,000 2,124,415
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,195,209
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 382,691
City of Durham ,
Revenue , 2026 A , 5% , 4/01/43 ........................................ 1,075,000 1,193,239
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,820,036
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,181,862
City of Fayetteville ,
Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 ............ 4,015,000 3,997,588
Public Works Commission , Revenue , 2023 , 5% , 3/01/53 .................... 2,200,000 2,266,229
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,503,451
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,578,663
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,648,130
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,950,330
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 3,000,000 2,807,200
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 9,832,287
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2020 A , Refunding , 4.2% , 5/01/34 ........... 2,500,000 2,599,571
County of Buncombe , GO , 2026 A , 4% , 6/01/43 ............................. 1,590,000 1,609,960
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 401,228
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 346,515
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 532,947
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 224,454
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 397,295
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,033,731
GO , 2025 , 5% , 3/01/38 ............................................. 4,085,000 4,656,170
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,396,812
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 3,022,452
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 4,980,751
County of Henderson ,
Revenue , 2025 , Refunding , 5% , 10/01/40 ................................ 625,000 699,849
Revenue , 2025 , Refunding , 5% , 10/01/41 ................................ 575,000 641,743
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 4,204,405
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,658,341
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 1,076,694
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 368,745
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 422,766
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 5,011,029
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,692,567

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of New Hanover, (continued)
NHW Healthcare, Inc. , Revenue , 2017 , Pre-Refunded , 5% , 10/01/42 ........... $ 5,000,000 $ 5,160,698
NHW Healthcare, Inc. , Revenue , 2017 , Pre-Refunded , 5% , 10/01/47 ........... 13,565,000 14,000,975
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 5,000,000 5,310,317
GO , 2026 A , 5% , 4/01/36 ............................................ 3,180,000 3,721,054
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,410,833
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,785,664
Greater Asheville Regional Airport Authority ,
Revenue , 2023 , AG Insured , 5.25% , 7/01/41 ............................. 1,405,000 1,519,657
Revenue , 2023 , AG Insured , 5.25% , 7/01/53 ............................. 7,500,000 7,710,705
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. 2,460,000 2,593,818
Nash Health Care Systems ,
Revenue , 2025 , 5.75% , 2/01/50 ....................................... 1,250,000 1,344,020
Revenue , 2025 , 5.25% , 2/01/55 ....................................... 5,500,000 5,641,940
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,068,372
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 407,360
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 515,975
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 573,651
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,955,627
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,960,099
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,051,706
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,746,103
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 729,121
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 352,465
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,513,189
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 7,000,000 7,028,985
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,073,576
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,314,448
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,333,486
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,649,518
North Carolina Central University ,
Revenue , 2019 , AG Insured , 5% , 4/01/44 ................................ 1,575,000 1,620,630
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 870,102
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,906,878
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,325,000 5,568,245
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 689,916
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,629,774
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,266,554
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 4,098,199
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,876,607
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,240,500
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,795,000 1,433,519
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,941,884
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 888,613
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,046,011
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,722,427
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 359,748
Chapel Hill Residential Center, Inc. Obligated Group , Revenue , 2025 , 5.25% ,
12/01/55 ....................................................... 3,000,000 3,081,857
Deerfield Episcopal Retirement Community Obligated Group , Revenue , 2026 A ,
5.25% , 11/01/50 ................................................. 4,000,000 4,072,743

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Duke University Health System, Inc. Obligated Group , Revenue , 2016 D , Refunding ,
4% , 6/01/42 .................................................... $ 7,000,000 $ 6,999,922
Duke University Health System, Inc. Obligated Group , Revenue , 2025 A , Refunding ,
5% , 6/01/42 .................................................... 1,000,000 1,076,727
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,656,787
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 834,227
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 355,000 358,059
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 186,069
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 871,614
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,468,263
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,389,824
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,502,411
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ 4,000,000 4,045,263
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,010,288
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,906,017
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 5,986,236
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,092,995
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 5,008,546
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 985,848
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,950,288
Plantation Village, Inc. Obligated Group , Revenue , 2026 A , 5.2% , 1/01/56 ....... 1,825,000 1,832,599
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,022,983
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,848,853
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 896,510
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,435,840
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,137,084
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,372,273
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,829,436
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 772,802
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 756,405
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2025 A ,
5.125% , 10/01/56 ................................................ 3,000,000 3,028,681
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 300,000
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 457,281
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 513,393
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 365,068
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,307,796
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,510,183
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,537,951
Revenue, Senior Lien , 2017 , Refunding , AG Insured , 5% , 1/01/31 ............. 1,000,000 1,010,806
Revenue, Senior Lien , 2019 , AG Insured , 5% , 1/01/49 ...................... 2,000,000 2,027,343
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,445,147
Revenue, Senior Lien , 2024 A , AG Insured , 5% , 1/01/58 ..................... 11,980,000 12,195,368
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,911,049
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,925,359
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 3,000,000 3,004,558
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 551,002
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,722,617

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ $ 1,500,000 $ 1,674,155
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 5,000,000 5,001,627
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,549,304
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... 2,500,000 2,432,858
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,386,289
Revenue , 2025 A , 5% , 12/01/50 ....................................... 5,000,000 5,321,548
Revenue , 2025 A , 5% , 12/01/55 ....................................... 4,500,000 4,747,054
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,584,043
University of North Carolina at Charlotte (The) , Revenue , 2017 , 5% , 10/01/47 ...... 5,000,000 5,064,220
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,005,574
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AG Insured , 5% , 10/01/33 ........................................... 160,000 160,077
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... 2,685,000 2,613,733
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 954,396
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,633,562
485,843,336
South Carolina 0.4%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,251,020
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 201,128
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 200,425
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,148,254
2,549,807
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,391,481
Wisconsin 2.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,160,000 1,208,298
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,337,441
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,840,852
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 5,336,392
12,722,983
U.S. Territories 5.0%
Guam 2.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 793,839
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 418,813
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 286,085
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 680,404
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 3,205,000 3,257,392
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,500,000 2,573,346
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 3,200,000 3,334,131
11,344,010

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.0%
Commonwealth of Puerto Rico ,
c,e
GO , FRN , 2.57%, 11/01/43 ........................................... $ 89,769 $ 62,053
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 26,262
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 26,735
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 26,754
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,478
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 21,003
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,863
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 23,415
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 22,662
c
GO , 2022 A-1 , 4.55%, 7/01/33 ........................................ 30,143 21,999
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,516,419
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 462,931
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 198,424
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 11,700,000 11,561,871
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,994,328
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,190,000 1,146,391
17,152,588
Total U.S. Territories .................................................................... 28,496,598
Total Municipal Bonds (Cost $ 573,352,519 ) .....................................
560,666,333
Total Long Term Investments (Cost $ 574,952,519 ) ...............................
562,322,389
a
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
North Carolina 1.7%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 2.85% , 1/15/37 .......................... 2,000,000 2,000,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 1/15/48 ................................. 2,600,000 2,600,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 1/15/48 ................................. 1,050,000 1,050,000
f
North Carolina Medical Care Commission , FirstHealth of the Carolinas, Inc. , Revenue ,
2017 C , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.9% , 10/01/39 ...... 4,000,000 4,000,000
9,650,000
Total Municipal Bonds (Cost $ 9,650,000 ) .......................................
9,650,000
Total Short Term Investments (Cost $ 9,650,000 ) .................................
9,650,000
a
Total Investments (Cost $ 584,602,519 ) 99.1% ...................................
$571,972,389
Other Assets, less Liabilities 0.9% .............................................
5,580,785
Net Assets 100.0% ...........................................................
$577,553,174

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $18,042,296, representing 3.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Ohio Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Residential REITs 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,312,112
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,312,112
Municipal Bonds 97.9%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,353,674
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,215,264
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,546,677
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 10,600,000 9,046,312
18,808,253
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 920,000 959,074
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,100,000 1,061,551
2,020,625
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,016,071
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 668,613
Ohio 90.3%
Akron City School District , COP , 2023 , AG Insured , 5% , 8/01/53 ................ 3,000,000 3,075,157
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,371,045
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,800,014
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,587,582
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,426,792
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................ 2,445,000 2,445,174
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,558,014
Beachwood City School District , GO , 2023 , 4% , 12/01/53 ..................... 7,575,000 6,978,249
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,094,020
Big Walnut Local School District , GO , 2026 B , 5% , 12/01/55 ................... 1,000,000 1,031,264
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,056,599
Brooklyn City School District , GO , 2017 , Refunding , AG Insured , 5% , 12/01/49 ..... 9,000,000 9,002,483
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 186,312
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 195,700
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 204,486
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 208,001
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 216,039

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ $ 225,000 $ 218,674
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 231,648
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 233,938
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.52%, 12/01/32 ............................... 3,955,000 3,159,009
GO , 2005 , NATL Insured , 3.64%, 12/01/33 ............................... 2,000,000 1,528,870
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,507,317
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,696,686
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,923,711
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,108,534
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,054
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 995,834
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,388,017
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,335,169
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,132,894
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,025,665
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,202,062
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,015,238
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 2,035,000 2,035,620
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,007,165
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/37 . 1,000,000 1,012,687
c
Division of Public Power , Revenue , B-2 , NATL Insured , 4.59%, 11/15/38 ......... 10,000,000 5,715,178
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 100,761
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 702,114
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 99,643
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,209,768
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,186,366
Columbiana Exempted Village School District , COP , 2026 , Refunding , BAM Insured ,
5% , 12/01/50 ..................................................... 1,000,000 1,018,073
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/50 ... 5,000,000 5,293,010
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 662,124
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,522,563
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 984,084
Central Ohio Regional Bond Fund , Revenue , 2025 A , 5.25% , 5/15/45 ........... 660,000 696,399
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 4,986,584
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 5,022,014
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,064,451

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Cuyahoga ,
GO , 2020 A , Refunding , 4% , 12/01/34 .................................. $ 750,000 $ 773,111
d
GO , 2026 , 5.25% , 12/01/56 .......................................... 2,000,000 2,115,601
d
GO , 2026 , 5% , 12/01/64 ............................................. 2,145,000 2,184,767
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AG
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,185,941
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 4,985,632
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,276
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,220,568
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,553
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,863,521
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,553
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 15,830
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,276
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,216,047
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,172,600
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,898,259
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,298,925
County of Hamilton ,
Christ Hospital Obligated Group , Revenue , 2026 , Refunding , AG Insured , 4.125% ,
6/01/44 ........................................................ 1,000,000 975,077
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/50 ........................................................ 1,000,000 1,024,963
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/55 ........................................................ 3,000,000 3,057,372
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 5,067,269
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,777,375
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 2,990,769
County of Mahoning , Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 ..... 3,000,000 3,083,272
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,081,913
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,827,861
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,676,722
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 919,570
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,493,907
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,890,908
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,315,889
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,000,897
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 1,979,814
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,464,852
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 300,000 268,665
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,195,122
d
Delaware County Finance Authority ,
Common Bond Fund , Revenue , 2026 A , 6.75% , 12/01/51 .................... 300,000 326,081
Common Bond Fund , Revenue , 2026 A , 6.75% , 12/01/55 .................... 300,000 324,080
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,964,106
GO , 2024 , 5% , 12/01/48 ............................................. 2,250,000 2,364,744
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,186,720
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,510,443
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,971,273

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Grandview Heights City School District , GO , 2025 , 5% , 12/01/58 ................ $ 1,260,000 $ 1,301,996
Green Local School District , COP , 2022 , AG Insured , 5% , 11/01/52 .............. 2,000,000 2,024,437
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 8,500,000 8,204,626
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 17,370,000 17,322,630
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,037,261
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,963,930
Jonathan Alder Local School District , GO , 2026 , 5% , 12/01/55 .................. 1,500,000 1,558,607
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,025,722
e
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,193,798
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ 1,800,000 1,788,887
Madeira City School District , GO , Refunding , AG Insured , 5.25% , 12/01/32 ........ 9,605,000 10,574,072
Madison-Plains Local School District , COP , 2025 , BAM Insured , 5.5% , 12/01/54 .... 2,000,000 2,078,070
Miami University ,
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,090,661
d
Revenue , 2026 A , Refunding , 5.25% , 9/01/51 ............................. 3,000,000 3,185,562
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,443,442
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 102,416
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 115,677
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 419,387
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,026,912
Northeastern Local School District ,
GO , 2018 , AG Insured , 5.25% , 12/01/45 ................................. 5,420,000 5,562,739
GO , 2018 , AG Insured , 4% , 12/01/55 ................................... 5,000,000 4,504,629
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 718,450
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 564,347
Oak Hills Local School District , GO , 2026 , 5.375% , 11/01/62 ................... 1,000,000 1,044,066
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2026 B ,
Refunding , 4.35% , 6/30/40 ........................................... 2,400,000 2,425,983
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,885,253
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,885,000 5,949,918
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,023,389
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,033,448
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,138,551
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,029,072
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 311,051
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,424,371
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,054,532
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 933,118
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,427,742
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 4,879,497
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,050,929
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,358,249
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,758,036
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,324,395
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,951,105
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,263,430
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,693,262
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,124,642
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,712,886
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,680,884

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... $ 485,000 $ 420,714
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 14,000,000 14,429,320
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,655,000 9,690,742
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,380,000 7,370,111
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 8,000,000 8,566,880
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 9,519,729
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,331,295
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 3.74%, 2/15/38 ................ 3,665,000 2,384,746
c
Revenue, Junior Lien , 2013 A-2 , 4.16%, 2/15/43 ........................... 10,485,000 5,307,211
Revenue, Sub. Lien , 2018 A , 5% , 2/15/43 ................................ 2,575,000 2,620,474
Revenue, Sub. Lien , 2018 A , 5% , 2/15/46 ................................ 13,750,000 13,904,446
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,064,439
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,269,771
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,384,689
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 11,013,537
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,410,545
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,009,821
Water Pollution Control Loan Fund , Revenue , 2021 A , 5% , 12/01/46 ............ 5,500,000 5,778,594
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,354,925
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 1,700,000 1,865,507
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 8,251,410
Olentangy Local School District , GO , 2026 , Refunding , 5% , 12/01/55 ............. 1,000,000 1,039,856
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,518,018
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,013,811
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 1,000,000 1,043,617
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 1,000,000 1,042,781
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 1,000,000 1,040,744
3CDC Master Parking LLC Obligated Group , Revenue , 2025 A , Refunding , AG
Insured , 5% , 12/01/60 ............................................. 4,625,000 4,693,271
Southwest Ohio Regional Bond Fund , Revenue , 2026 A-1 , 5.125% , 11/15/54 ..... 600,000 613,139
c
Princeton City School District ,
GO , 2014 , Refunding , 4.47%, 12/01/40 ................................. 6,000,000 3,183,611
GO , 2014 , Refunding , 4.64%, 12/01/41 ................................. 6,000,000 2,969,885
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,733,706
Springboro Community City School District ,
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/27 ........................ 5,175,000 5,361,878
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/28 ........................ 2,000,000 2,118,854
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,838,118
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,480,658
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,185,463
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,125,773
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 977,808
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,492,849
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,270,785
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.25% , 7/01/55 .... 1,000,000 1,024,613
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.5% , 7/01/60 ..... 1,000,000 1,038,716
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,956,868

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority, (continued)
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ $ 5,000,000 $ 5,272,944
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 5,915,726
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,302,664
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,860,067
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,668,433
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,173,064
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 300,000 269,628
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,183,000
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,497,897
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,464,404
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 4,183,238
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,210,747
University of Akron (The) ,
2018 A , 5% , 1/01/42 ................................................ 1,780,000 1,860,068
Revenue , 2018 A , 5% , 1/01/42 ........................................ 3,945,000 4,019,124
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,225,333
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,277,490
Revenue , 2024 A , 5.25% , 6/01/49 ..................................... 6,350,000 6,703,676
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 1,650,000 1,726,163
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,478,401
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,663,645
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,908,005
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,973,730
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,820,423
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,135,534
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,205,000 3,269,302
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 900,000 927,043
Ohio Communities Accelerator Fund , Revenue , 2025 A , 5.25% , 12/01/40 ........ 380,000 397,683
Ohio Communities Accelerator Fund , Revenue , 2025 A , 6.75% , 12/01/56 ........ 1,650,000 1,794,082
Ohio Communities Accelerator Fund , Revenue , 2025 C , 6% , 12/01/42 .......... 1,020,000 1,103,008
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,355,796
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,600,356
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/55 ................................................... 2,690,000 2,711,315
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,906,293
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,592,685
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 6,933,493
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,080,529
813,660,763
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,100,000 2,791,264

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. $ 300,000 $ 253,791
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,603,402
4,857,193
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,695,995
Wisconsin 3.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,285,000 4,463,412
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,591,292
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,840,852
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,555,248
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 21,750,000 14,572,069
29,022,873
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 1,010,946
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,004,430
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 462,931
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 245,148
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ..
1,100,000 1,059,689
3,783,144
Total U.S. Territories .................................................................... 3,783,144
Total Municipal Bonds (Cost $ 891,221,896 ) .....................................
882,678,468
Total Long Term Investments (Cost $ 894,421,896 ) ...............................
885,990,580
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Ohio 0.8%
f
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% , 8/15/51 .......... 7,600,000 7,600,000
Total Municipal Bonds (Cost $ 7,600,000 ) .......................................
7,600,000
Total Short Term Investments (Cost $ 7,600,000 ) .................................
7,600,000
a
Total Investments (Cost $ 902,021,896 ) 99.1% ...................................
$893,590,580
Other Assets, less Liabilities 0.9% .............................................
7,695,527
Net Assets 100.0% ...........................................................
$901,286,107

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $63,398,459, representing 7.0% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Oregon Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,587,587
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,587,587
Municipal Bonds 98.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,942,093
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,054,553
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 8,400,000 7,168,775
8,223,328
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,005,985
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 4,520,000 2,284,862
3,290,847
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,471,745
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 870,435
3,342,180
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,315,518
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,182,397
4,497,915
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 4,961,100
Oregon 86.8%
Albany Hospital Facility Authority , Mennonite Home of Albany, Inc. Obligated Group ,
Revenue , 2026 A , 5.375% , 5/15/54 .................................... 6,000,000 6,077,332
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,618,687
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,500,000 5,513,085
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,445,211
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.42%, 6/15/31 ............. 1,000,000 843,992
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,082,951
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,605,260
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,577,286
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,249,833
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,444,060
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 477,904
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,817,875
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,733,253

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. $ 1,750,000 $ 1,640,033
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 705,000 706,301
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... 2,330,000 2,243,202
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,628,085
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,961,485
City of Portland ,
GO , 2026 A , 5% , 4/01/46 ............................................ 585,000 633,113
GO , 2026 B , 4.6% , 6/01/46 .......................................... 1,115,000 1,120,292
Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% , 10/01/54 ........ 17,170,000 17,926,749
City of Redmond , GO , 2025 A , 5.5% , 6/01/52 .............................. 1,500,000 1,575,571
Clackamas & Washington Counties School District No. 3 , GO , 2026 B , 5% , 6/15/45 .. 1,750,000 1,905,723
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,288,014
c
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , 4.59%, 6/15/40 .......................................... 8,940,000 4,760,716
GO , 2017 A , Pre-Refunded , 4.47%, 6/15/40 .............................. 1,060,000 573,690
GO , 2017 A , 4.74%, 6/15/42 .......................................... 29,265,000 13,918,978
GO , 2017 A , Pre-Refunded , 4.5%, 6/15/42 ............................... 3,505,000 1,728,990
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,847,376
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 3.76%, 6/15/37 ................................................ 12,130,000 8,070,236
GO , 3.87%, 6/15/38 ................................................ 12,495,000 7,914,308
d
Clackamas County School District No. 7J Lake Oswego , GO , 2026 , 5.25% , 6/01/51 . 1,000,000 1,076,596
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,501,923
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,014,846
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,947,985
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,631,140
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,117,677
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,024,337
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,929,216
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,890,731
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,260,000 2,260,999
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,059,536
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,838,999
c
GO , 2019 B , 4.45%, 6/15/40 ......................................... 705,000 382,591
c
GO , 2019 B , 4.56%, 6/15/41 ......................................... 710,000 363,113
c
GO , 2019 B , 4.64%, 6/15/42 ......................................... 610,000 294,711
c
GO , 2019 B , 4.68%, 6/15/43 ......................................... 820,000 376,079
c
GO , 2019 B , 4.74%, 6/15/44 ......................................... 1,115,000 483,573
c
GO , 2019 B , 4.83%, 6/15/45 ......................................... 985,000 401,545
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,001,301
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AG Insured ,
4% , 8/15/45 .................................................... 5,620,000 5,267,368
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,450,056
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,711,771
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,543,695
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 9,200,000 9,257,096

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... $ 10,790,000 $ 10,886,371
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,793,551
Multnomah County School District No. 1J Portland ,
GO , 2023 , 4% , 6/15/41 ............................................. 10,000,000 10,034,284
GO , 2026 , 4.5% , 6/15/55 ............................................ 20,000,000 19,869,802
c
Multnomah County School District No. 40 ,
GO , 2012 B , 3.16%, 6/15/29 ......................................... 2,595,000 2,360,733
GO , 2012 B , 3.25%, 6/15/30 ......................................... 1,885,000 1,656,670
GO , 2012 B , 3.35%, 6/15/31 ......................................... 2,030,000 1,719,257
GO , 2012 B , 3.45%, 6/15/32 ......................................... 2,000,000 1,629,253
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,117,075
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,192,107
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 2,345,000 2,372,894
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,915,003
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,352,273
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 24,160,308
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,093,587
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 390,000 389,082
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,622,955
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,675,260
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 25,952,000
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,610,960
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,000,915
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,803,349
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,275,447
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 221,570
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,271,729
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 436,542
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 516,001
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,516,554
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 10,463,917
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,950,151
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 37,773,620
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,462,176
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,687,619
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,927,158
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,356,873
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,703,690
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,257,871
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,934,925
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,499,367
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 14,137,855
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 1,061,557
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 556,174
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 507,116
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,266,820

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. $ 3,700,000 $ 3,657,993
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 263,359
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 318,242
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 521,103
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 390,119
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 405,610
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 374,747
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,483,282
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,200,292
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,110,443
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 3.14%, 6/15/30 ......................................... 8,500,000 7,503,137
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,100,615
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,050,195
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,197,898
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,021,170
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,536,836
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,321,396
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,509,625
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,291,065
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,843,752
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,201,714
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 754,714
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,750,000 2,686,791
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,532,833
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,136,259
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 262,461
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 314,066
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,283,771
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,134,991
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 983,541
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,339,851
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 19,733,142
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.13%, 6/15/38 .......................................... 2,350,000 1,443,693
GO , 2018 A , 4.22%, 6/15/39 .......................................... 3,275,000 1,909,326
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 3.12%, 6/15/29 ......................................... 2,545,000 2,318,019
GO , 2012 B , 3.26%, 6/15/30 ......................................... 2,490,000 2,187,516
GO , 2012 B , 3.36%, 6/15/31 ......................................... 3,140,000 2,658,026
Yamhill Clackamas & Washington Counties School District No. 29J Newberg , GO , 2021
B , 4% , 6/15/42 .................................................... 3,135,000 3,143,369
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,112,959
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,147,545
706,134,362

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 3,000,000 $ 2,701,223
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 262,783
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 264,643
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,222,381
3,749,807
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 2,087,222
Wisconsin 3.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,500,000 4,687,363
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 2,006,162
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,520,000 10,406,944
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 7,805,269
24,905,738
U.S. Territories 3.8%
Puerto Rico 3.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,084,059
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,314,229
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,004,431
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 17,925,000 17,713,379
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,991,493
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,820,000 1,753,303
30,860,894
Total U.S. Territories .................................................................... 30,860,894
Total Municipal Bonds (Cost $ 807,313,695 ) .....................................
797,696,709
Total Long Term Investments (Cost $ 809,813,695 ) ...............................
800,284,296
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Oregon 0.6%
e
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 2.75% , 8/01/34 ................................. 900,000 900,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 195 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Oregon (continued)
e
Oregon State Facilities Authority, (continued)
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 2.8% , 8/01/34 .................................. $ 4,000,000 $ 4,000,000
4,900,000
Total Municipal Bonds (Cost $ 4,900,000 ) .......................................
4,900,000
Total Short Term Investments (Cost $ 4,900,000 ) .................................
4,900,000
a
Total Investments (Cost $ 814,713,695 ) 99.0% ...................................
$805,184,296
Other Assets, less Liabilities 1.0% .............................................
8,293,368
Net Assets 100.0% ...........................................................
$813,477,664
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $55,436,932, representing 6.8% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,070,070
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,070,070
Municipal Bonds 97.1%
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,110,282
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 703,035
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 6,700,000 5,717,952
11,531,269
Georgia 0.1%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 305,000 317,954
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 755,000 381,653
699,607
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,315,112
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,555,667
11,870,779
Pennsylvania 91.0%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 500,000 486,952
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 4,105,000 3,960,679
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,641,027
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,657,779
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,511,980
Revenue , 2023 A , AG Insured , 5.5% , 1/01/53 ............................. 5,000,000 5,207,628
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 4,000,000 4,234,408
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 709,106
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,099,667
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,802,076
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/37 .......... 1,000,000 1,031,012
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,340,315
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,874,126
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 624,593
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 620,416
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,695,005
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,950,442
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,670,099
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,502,273
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,286,671

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 1,002,907
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 593,387
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,249,227
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 753,654
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,061,518
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,158,252
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 997,083
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,014,559
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,160,582
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,390,603
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,411,069
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,295,613
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,230,446
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,665,315
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,173,796
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 962,686
Chester County Health and Education Facilities Authority , Tel Hai Retirement
Community Obligated Group , Revenue , 2025 , Refunding , 5.25% , 6/01/55 ....... 1,800,000 1,828,339
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,074
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,447,894
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 377,166
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 866,260
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,240,260
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 390,693
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 652,903
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 720,434
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,257,766
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,720,699
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,515,401
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,025,678
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,786,420
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 5,042,390
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,363,328
Water & Wastewater , Revenue , 2024 C , AG Insured , 5.25% , 9/01/54 ........... 5,000,000 5,241,394
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,472,811
County of Allegheny , GO , C-77 , 5% , 11/01/43 .............................. 5,030,000 5,189,913
County of Delaware , GO , 2025 , 5% , 8/01/48 ............................... 1,000,000 1,057,416
County of Jefferson ,
GO , 2021 , Refunding , AG Insured , 3% , 12/15/37 .......................... 770,000 718,664
GO , 2021 , Refunding , AG Insured , 3% , 12/15/39 .......................... 520,000 475,929
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/51 ..................................... 5,000,000 5,092,655

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... $ 2,500,000 $ 2,499,929
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,065,000 1,072,516
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,628,761
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,895,798
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,370,104
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,816,036
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 889,430
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,190,392
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,066,772
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,956,333
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,099,278
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 897,950
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 896,146
Geisinger Authority , Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ......................................................... 13,155,000 13,299,151
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 593,507
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 939,367
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 925,172
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 923,579
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,394,116
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,171,837
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,742,535
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,552,676
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,293,998
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 413,955
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,854,511
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,234,745
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,230,991
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 540,000 524,312
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 2,050,000 2,010,464
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,149,071
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,134,166
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 617,787
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 622,565
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,960,845
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,939,324
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,961,893

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority, (continued)
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. $ 1,600,000 $ 1,543,912
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,004
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,496,439
d
Marple Newtown School District , GO , 2026 A , 5% , 6/01/43 .................... 1,200,000 1,321,169
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,773,965
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,702,197
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,537,516
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,301,682
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,437,691
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,016,382
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 575,759
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,012,197
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 3,000,000 3,030,513
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 9,576,703
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,037,041
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,534,687
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,038,759
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,969,896
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,042,567
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AG Insured , 3% ,
12/01/38 ........................................................ 500,000 453,422
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,514,942
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AG Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,202,595
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 983,094
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 782,453
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 672,395
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,776,923
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,124,724
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,599,923
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AG Insured , 4% , 1/01/41 1,015,000 1,014,816
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 507,901
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,331,209
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 2,000,000 2,025,387
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,441,895
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,761,430
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,630,585
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,295,307

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... $ 1,200,000 $ 1,164,045
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,252,881
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,974,078
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 3,062,574
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,552,285
d
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 7,125,000 7,075,919
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 1,840,000 1,839,970
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 14,896,762
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,174,726
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,270,262
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.25% , 8/15/50 ......................................... 3,000,000 3,197,407
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5% , 8/15/55 ............................................ 6,375,000 6,617,404
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,754,046
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,976,361
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 9,284,275
Revenue , 2025-150A , Refunding , 4.9% , 10/01/40 .......................... 6,000,000 6,281,313
Pennsylvania State University (The) ,
Revenue , 2023 , 5.25% , 9/01/48 ....................................... 3,000,000 3,190,599
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,297,865
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,518,884
Revenue , 2021 B , 4% , 12/01/46 ....................................... 9,950,000 9,382,987
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,764,258
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,305,320
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 11,100,000 11,808,209
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 7,650,000 8,152,242
Philadelphia Authority for Industrial Development ,
e
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,000,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,287,053
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 155,000 159,129
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 304,124
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,451,779
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,705,802
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,509,820
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,123,464
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 9,000,000 9,073,939
Revenue , 17th A , AG Insured , 5.25% , 8/01/54 ............................ 2,000,000 2,094,523
Philadelphia Housing Authority Development Corp. ,
Revenue , 2025 A , 5.25% , 3/01/43 ..................................... 3,375,000 3,617,214
Revenue , 2025 A , 5.25% , 3/01/45 ..................................... 2,500,000 2,619,233
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,649,630
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,504,751
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,808,411
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,841,699
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,730,701
Revenue, First Lien , 2026 A , 5% , 9/01/44 ................................ 725,000 790,254

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. $ 3,845,000 $ 3,893,536
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,537,759
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 2,018,530
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 2,075,065
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 2,127,823
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,228,966
State College Area School District , GO , 2018 , 5% , 5/15/44 .................... 2,500,000 2,554,033
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/32 ........................................................ 7,095,000 7,170,500
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/33 ........................................................ 3,000,000 3,030,131
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/44 ............. 1,000,000 1,074,807
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/45 ............. 750,000 799,517
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 926,473
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,347,916
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,119,863
West Cornwall Township Municipal Authority , Lebanon Valley Brethren Home Obligated
Group , Revenue , 2026 A , Refunding , 5.125% , 11/15/46 ..................... 670,000 688,759
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 751,365
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,430,248
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,343,075
Westmoreland County Municipal Authority , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 8/15/40 ...................................................... 5,000,000 5,513,798
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,134,704
597,084,596
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 900,408
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,531,871
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,652,384
Wisconsin 0.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,415,000 1,473,915
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,588,212
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 3,435,000 1,742,098
4,804,225
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,112,040
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,004,431

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 4,000,000 $ 3,952,776
6,069,247
Total U.S. Territories .................................................................... 6,069,247
Total Municipal Bonds (Cost $ 667,094,916 ) .....................................
637,144,386
Total Long Term Investments (Cost $ 669,094,916 ) ...............................
639,214,456
a
a a a a
Short Term Investments 2.5%
Municipal Bonds 2.5%
Pennsylvania 2.5%
f
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 2.82% , 7/01/54 ............................................. 16,700,000 16,700,000
Total Municipal Bonds (Cost $ 16,700,000 ) ......................................
16,700,000
Total Short Term Investments (Cost $ 16,700,000 ) ................................
16,700,000
a
Total Investments (Cost $ 685,794,916 ) 99.9% ...................................
$655,914,456
Other Assets, less Liabilities 0.1% .............................................
445,893
Net Assets 100.0% ...........................................................
$656,360,349
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $30,047,785, representing 4.6% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Virginia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 840,598
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,104,982
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 773,338
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 4,025,000 3,435,038
7,313,358
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 320,000 333,591
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 1,095,000 553,523
887,114
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,508,425
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,008,919
2,517,344
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,630,027
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 987,752
4,617,779
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,239,694
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,800,816
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 231,902
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 260,672
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,611,191
2,103,765
Virginia 78.9%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,159,366
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,211,478
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,154,073
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,309,487
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,712,918

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ $ 2,800,000 $ 2,562,726
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ 5,215,000 4,629,352
Alexandria Industrial Development Authority , Protestant Episcopal High School in
Virginia , Revenue , 2021 C , Refunding , 4% , 1/01/46 ........................ 2,450,000 2,362,569
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 2,989,053
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,150,797
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,905,072
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 975,738
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,811,274
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,552,827
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AG Insured , 4% , 7/15/47 .................................... 2,500,000 2,437,949
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,850,303
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,058,464
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,016,977
City of Richmond ,
GO , 2026 A , Refunding , 5% , 1/15/43 ................................... 5,000,000 5,565,869
c
Public Utility , Revenue , 2026 B , Refunding , 5% , 1/15/51 ..................... 1,000,000 1,054,675
City of Virginia Beach , GO , 2026 A , 5% , 8/01/40 ............................ 5,000,000 5,700,243
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,847,799
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,534,149
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,476,709
GO , 2025 A , 4% , 10/01/44 ........................................... 3,395,000 3,408,379
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,238,214
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,692,141
Sewer , Revenue , 2026 A , 5% , 7/15/54 .................................. 5,000,000 5,256,267
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,139,756
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,858,826
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,608,105
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 2,000,000 2,021,596
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,036,594
Farmville Industrial Development Authority ,
d
Elwood Place LLC , Revenue , 2021 , AG Insured , Mandatory Put , 5.375% , 7/01/43 . 5,000,000 5,246,486
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,688,095
Hampton Roads Sanitation District , Revenue, Sub. Lien , 2016 A , Pre-Refunded , 5% ,
8/01/43 ......................................................... 5,000,000 5,019,719
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,715,247
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 . 4,885,000 4,979,626

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... $ 500,000 $ 494,319
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,307,798
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,283,881
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,166,458
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 4,910,638
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/48 .................................................. 2,260,000 2,382,345
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/53 .................................................. 4,680,000 4,868,237
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 650,000 645,126
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,074,870
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,048,673
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,138,896
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,517,530
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,504,928
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,102,926
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,435,492
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,385,041
Centra Health Obligated Group , Revenue , 2026 A , 5.5% , 1/01/51 .............. 1,000,000 1,070,334
Centra Health Obligated Group , Revenue , 2026 A , 5.5% , 1/01/56 .............. 1,500,000 1,593,012
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 833,474
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,761,380
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,825,414
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,273,107
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,068,942
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,909,940
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 6,225,221
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,671,558
Salem Economic Development Authority ,
Roanoke College Obligated Group , Revenue , 2020 , Refunding , 5% , 4/01/49 ..... 925,000 894,286
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 316,516
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 732,628
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AG
Insured , 5% , 8/01/37 ............................................... 960,000 960,954
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,766,129
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,216,961

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ $ 3,925,000 $ 3,946,261
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 75,417
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,002,358
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 695,703
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 339,990
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 422,260
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 831,559
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,206,710
Regent University Obligated Group , Revenue , 2021 , Refunding , 4% , 6/01/36 ..... 2,750,000 2,699,966
Regent University Obligated Group , Revenue , 2021 , Refunding , 3% , 6/01/41 ..... 4,800,000 3,839,689
Regent University Obligated Group , Revenue , 2025 , 6% , 6/01/55 .............. 3,000,000 3,146,536
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,273,784
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,023,697
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,187,708
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,972,341
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 3,016,602
Virginia Port Authority ,
Revenue , 2025 , 5.25% , 7/01/50 ....................................... 1,000,000 1,057,189
Revenue , 2025 , 5.25% , 7/01/55 ....................................... 5,000,000 5,242,087
Virginia Port Authority Commonwealth Port Fund , Commonwealth of Virginia , Revenue ,
2023 A , 5.25% , 7/01/48 ............................................. 6,000,000 6,377,080
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,773,608
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,276,814
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,544,730
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 3,295,000 3,359,796
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,743,111
Virginia Resources Authority , Revenue , 2018 C , Refunding , 5% , 11/01/48 ......... 6,655,000 6,802,501
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,270,186
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,365,229
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/47 6,825,000 6,908,612
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,751,865
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,604,649
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,000,825
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,496,356
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 1,008,328
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,460,588
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,399,085
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,122,822
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 1,250,000 1,293,526
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,794,894
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 2,009,974
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,048,103
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AG Insured , 4.125% , 7/01/58 ............... 2,000,000 1,855,755
354,574,226

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,200,000 $ 1,043,611
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,500,000 1,562,455
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 1,003,081
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,965,000 2,518,054
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,005,746
6,089,336
U.S. Territories 11.5%
District of Columbia 8.5%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,116,967
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,141,340
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 3,250,000 3,414,116
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,243,412
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,680,525
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,066,133
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,662,626
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 6,400,000 6,661,691
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,800,000 1,875,402
Dedicated , Revenue, Second Lien , 2025 A , 5.25% , 7/15/55 .................. 4,290,000 4,502,050
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 2,000,000 2,055,252
38,419,514
Guam 1.0%
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,000,000 2,058,677
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 2,500,000 2,604,789
4,663,466
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,718,608
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 443,225
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 191,361
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,165,558
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 494,097
9,012,849
Total U.S. Territories .................................................................... 52,095,829
Total Municipal Bonds (Cost $ 448,998,989 ) .....................................
435,123,470
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 195 .
Short Term Investments 2.0%
a a
Principal
Amount
a
Value
Municipal Bonds 2.0%
Virginia 2.0%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.8% ,
10/01/48 ........................................................ $ 2,500,000 $ 2,500,000
e
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 B , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.85% , 1/01/47 ...... 1,900,000 1,900,000
e
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.9% ,
1/01/54 ......................................................... 4,500,000 4,500,000
8,900,000
Total Municipal Bonds (Cost $ 8,900,000 ) .......................................
8,900,000
Total Short Term Investments (Cost $ 8,900,000 ) .................................
8,900,000
a
Total Investments (Cost $ 457,898,989 ) 98.8% ...................................
$444,023,470
Other Assets, less Liabilities 1.2% .............................................
5,263,074
Net Assets 100.0% ...........................................................
$449,286,544
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $10,672,821, representing 2.4% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2026, investments in affiliated management investment companies were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $15,059,800 $— $(9,549,377) $(1,268,323) $1,025,800 $5,267,900 220,000 $83,576
Total Affiliated Securities ... $15,059,800 $— $(9,549,377) $(1,268,323) $1,025,800 $5,267,900 $83,576
Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $16,031,400 $— $— $— $(227,700) $15,803,700 660,000 $123,281
Total Affiliated Securities ... $16,031,400 $— $— $— $(227,700) $15,803,700 $123,281
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 517,518 $ 517,518
Municipal Bonds ......................... — 158,978,960 — 158,978,960
Total Investments in Securities ........... $— $158,978,960 $517,518 $159,496,478
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 584,968,459 — 584,968,459
Short Term Investments ................... — 570,000 — 570,000
Total Investments in Securities ........... $— $585,538,459 $— $585,538,459
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 1,449,049 $ 1,449,049
Municipal Bonds ......................... — 466,861,214 — 466,861,214
Short Term Investments ................... — 13,800,000 — 13,800,000
Total Investments in Securities ........... $— $480,661,214 $1,449,049 $482,110,263
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 151,816,213 — 151,816,213
Short Term Investments ................... — 10,200,000 — 10,200,000
Total Investments in Securities ........... $— $162,016,213 $— $162,016,213
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 5,267,900 — — 5,267,900
Municipal Bonds :
Alabama ............................. — 104,354,457 — 104,354,457
Alaska ............................... — 1,741,094 — 1,741,094
Arizona .............................. — 63,750,656 — 63,750,656
Arkansas ............................. — 11,848,804 — 11,848,804
California ............................. — 132,174,694 — 132,174,694
Colorado ............................. — 69,370,814 — 69,370,814
Connecticut ........................... — 13,935,856 — 13,935,856
Delaware ............................. — 2,520,528 — 2,520,528
Florida ............................... — 154,157,510 — 154,157,510
Georgia .............................. — 79,681,301 — 79,681,301
Hawaii ............................... — 9,609,312 — 9,609,312
Idaho ................................ — 1,722,424 — 1,722,424
Illinois ............................... — 149,948,741 —
b
149,948,741
Indiana .............................. — 25,561,279 — 25,561,279
Iowa ................................ — 21,360,609 — 21,360,609
Kentucky ............................. — 51,525,419 — 51,525,419
Louisiana ............................. — 48,658,941 — 48,658,941
Maine ............................... — 1,014,505 — 1,014,505
Maryland ............................. — 63,829,613 — 63,829,613
Massachusetts ........................ — 18,846,088 — 18,846,088
Michigan ............................. — 31,993,762 — 31,993,762
Minnesota ............................ — 12,563,664 — 12,563,664
Mississippi ............................ — 9,925,577 — 9,925,577
Missouri .............................. — 22,211,274 — 22,211,274
Nebraska ............................. — 5,233,501 — 5,233,501
Nevada .............................. — 677,171 — 677,171
New Hampshire ........................ — 28,302,780 — 28,302,780
New Jersey ........................... — 36,957,543 — 36,957,543
New Mexico ........................... — 13,097,597 — 13,097,597
New York ............................. — 119,038,473 — 119,038,473
North Carolina ......................... — 1,335,742 — 1,335,742
North Dakota .......................... — 6,881,355 — 6,881,355
Ohio ................................ — 36,520,337 — 36,520,337
Oregon .............................. — 19,199,027 — 19,199,027
Pennsylvania .......................... — 55,059,165 — 55,059,165
Rhode Island .......................... — 3,010,685 — 3,010,685
South Carolina ......................... — 62,328,727 — 62,328,727
South Dakota .......................... — 12,576,004 — 12,576,004
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Tennessee ............................ $ — $ 35,775,386 $ — $ 35,775,386
Texas ............................... — 225,735,215 — 225,735,215
Utah ................................ — 6,687,613 — 6,687,613
Virginia .............................. — 17,325,055 — 17,325,055
Washington ........................... — 54,484,075 — 54,484,075
Wisconsin ............................ — 118,564,311 — 118,564,311
U.S. Territories ..........................
District of Columbia ..................... — 7,744,413 — 7,744,413
Puerto Rico ........................... — 1,036,655 — 1,036,655
Short Term Investments ................... — 33,790,000 — 33,790,000
Total Investments in Securities ........... $5,267,900 $2,003,667,752 $— $2,008,935,652
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 15,803,700 — — 15,803,700
Municipal Bonds :
Alabama ............................. — 52,339,049 — 52,339,049
Arizona .............................. — 15,505,014 — 15,505,014
Arkansas ............................. — 3,564,419 — 3,564,419
California ............................. — 37,842,310 — 37,842,310
Colorado ............................. — 16,472,748 — 16,472,748
Connecticut ........................... — 5,203,553 — 5,203,553
Delaware ............................. — 5,041,055 — 5,041,055
Florida ............................... — 41,282,418 — 41,282,418
Georgia .............................. — 41,155,732 — 41,155,732
Hawaii ............................... — 7,277,761 — 7,277,761
Illinois ............................... — 37,128,574 —
b
37,128,574
Indiana .............................. — 16,355,062 — 16,355,062
Iowa ................................ — 17,380,508 — 17,380,508
Kansas .............................. — 4,629,369 — 4,629,369
Kentucky ............................. — 42,021,245 — 42,021,245
Louisiana ............................. — 14,679,410 — 14,679,410
Maine ............................... — 3,305,280 — 3,305,280
Maryland ............................. — 16,442,285 — 16,442,285
Massachusetts ........................ — 10,020,161 — 10,020,161
Michigan ............................. — 17,330,094 — 17,330,094
Minnesota ............................ — 16,566,263 — 16,566,263
Mississippi ............................ — 2,484,171 — 2,484,171
Missouri .............................. — 5,670,239 — 5,670,239
Montana ............................. — 999,296 — 999,296
Nevada .............................. — 3,635,341 — 3,635,341
New Hampshire ........................ — 2,511,408 — 2,511,408
New Jersey ........................... — 62,108,797 — 62,108,797
New Mexico ........................... — 23,231,980 — 23,231,980
New York ............................. — 40,809,169 — 40,809,169
North Carolina ......................... — 8,560,405 — 8,560,405
North Dakota .......................... — 5,001,914 — 5,001,914
Ohio ................................ — 19,322,614 — 19,322,614
Oklahoma ............................ — 2,270,639 — 2,270,639
Oregon .............................. — 7,958,525 — 7,958,525
Pennsylvania .......................... — 41,112,266 — 41,112,266
Rhode Island .......................... — 2,152,472 — 2,152,472
South Carolina ......................... — 11,055,094 — 11,055,094
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
South Dakota .......................... $ — $ 6,461,402 $ — $ 6,461,402
Tennessee ............................ — 32,385,315 — 32,385,315
Texas ............................... — 45,013,285 — 45,013,285
Utah ................................ — 8,538,249 — 8,538,249
Virginia .............................. — 2,190,167 — 2,190,167
Washington ........................... — 15,068,561 — 15,068,561
Wisconsin ............................ — 19,940,649 — 19,940,649
Wyoming ............................. — 554,486 — 554,486
U.S. Territories ..........................
District of Columbia ..................... — 11,291,875 — 11,291,875
Guam ............................... — 1,297,479 — 1,297,479
Puerto Rico ........................... — 456,724 — 456,724
Virgin Islands .......................... — 1,457,146 — 1,457,146
Short Term Investments ................... — 45,000,000 — 45,000,000
Total Investments in Securities ........... $15,803,700 $850,081,978 $— $865,885,678
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 931,531 931,531
Municipal Bonds ......................... — 255,291,559 — 255,291,559
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $259,191,559 $931,531 $260,123,090
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Management Investment Companies ......... 173,320,250 — — 173,320,250
Warrants ............................... — — —
b
—
Corporate Bonds :
Commercial Services & Supplies ........... — — 22,237,850 22,237,850
Diversified Consumer Services ............ — 9,345,918 — 9,345,918
Electric Utilities ........................ — 14,453,196 — 14,453,196
Municipal Bonds :
Alabama ............................. — 45,459,869 — 45,459,869
Arizona .............................. — 99,564,164 — 99,564,164
Arkansas ............................. — 21,997,575 — 21,997,575
California ............................. — 812,354,444 445 812,354,889
Colorado ............................. — 244,636,662 — 244,636,662
Connecticut ........................... — 25,391,694 — 25,391,694
Florida ............................... — 912,863,742 — 912,863,742
Georgia .............................. — 46,357,532 — 46,357,532
Idaho ................................ — 13,330,321 — 13,330,321
Illinois ............................... — 143,559,911 — 143,559,911
Indiana .............................. — 28,403,399 — 28,403,399
Iowa ................................ — 14,138,616 — 14,138,616
Kansas .............................. — 1,005,310 — 1,005,310
Kentucky ............................. — 19,179,179 — 19,179,179
Louisiana ............................. — 72,296,848 — 72,296,848
Maryland ............................. — 8,620,439 — 8,620,439
Massachusetts ........................ — 2,215,664 — 2,215,664
Michigan ............................. — 20,145,835 — 20,145,835
Minnesota ............................ — 10,443,200 — 10,443,200
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Mississippi ............................ $ — $ 18,830,952 $ — $ 18,830,952
Missouri .............................. — 12,219,416 — 12,219,416
Nevada .............................. — 30,993,098 — 30,993,098
New Hampshire ........................ — 21,882,284 — 21,882,284
New Jersey ........................... — 48,765,847 — 48,765,847
New Mexico ........................... — 2,149,690 — 2,149,690
New York ............................. — 150,708,484 — 150,708,484
Ohio ................................ — 126,187,213 — 126,187,213
Oklahoma ............................ — 8,521,204 — 8,521,204
Oregon .............................. — 15,423,342 — 15,423,342
Pennsylvania .......................... — 130,905,789 — 130,905,789
Rhode Island .......................... — 1,430,075 — 1,430,075
South Carolina ......................... — 41,860,769 — 41,860,769
South Dakota .......................... — 8,460,389 — 8,460,389
Tennessee ............................ — 72,555,981 — 72,555,981
Texas ............................... — 600,723,856 — 600,723,856
Utah ................................ — 20,987,138 — 20,987,138
Virginia .............................. — 18,207,846 — 18,207,846
Washington ........................... — 65,005,523 — 65,005,523
West Virginia .......................... — 2,792,834 — 2,792,834
Wisconsin ............................ — 184,673,948 — 184,673,948
U.S. Territories ..........................
District of Columbia ..................... — 40,031,250 — 40,031,250
Pacific Islands ......................... — 3,037,781 — 3,037,781
Puerto Rico ........................... — 263,822,060 — 263,822,060
Short Term Investments ................... — 37,100,000 — 37,100,000
Total Investments in Securities ........... $173,320,250 $4,493,040,287 $22,238,295 $4,688,598,832
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 206,116,619 — 206,116,619
Short Term Investments ................... — 1,300,000 — 1,300,000
Total Investments in Securities ........... $— $207,416,619 $— $207,416,619
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 299,611,415 — 299,611,415
Short Term Investments ................... — 10,400,000 — 10,400,000
Total Investments in Securities ........... $— $310,011,415 $— $310,011,415
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 931,532 931,532
Municipal Bonds ......................... — 318,674,750 — 318,674,750
Short Term Investments ................... — 10,600,000 — 10,600,000
Total Investments in Securities ........... $— $329,274,750 $931,532 $330,206,282
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,863,063 1,863,063
Municipal Bonds ......................... — 640,169,331 — 640,169,331
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Michigan Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ — $ 17,400,000 $ — $ 17,400,000
Total Investments in Securities ........... $— $657,569,331 $1,863,063 $659,432,394
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 590,952,073 — 590,952,073
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $— $594,652,073 $— $594,652,073
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 613,471,781 — 613,471,781
Short Term Investments ................... — 7,700,000 — 7,700,000
Total Investments in Securities ........... $— $621,171,781 $— $621,171,781
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,656,056 1,656,056
Municipal Bonds ......................... — 802,207,247 — 802,207,247
Short Term Investments ................... — 16,160,000 — 16,160,000
Total Investments in Securities ........... $— $818,367,247 $1,656,056 $820,023,303
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,656,056 1,656,056
Municipal Bonds ......................... — 560,666,333 — 560,666,333
Short Term Investments ................... — 9,650,000 — 9,650,000
Total Investments in Securities ........... $— $570,316,333 $1,656,056 $571,972,389
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,312,112 3,312,112
Municipal Bonds ......................... — 882,678,468 — 882,678,468
Short Term Investments ................... — 7,600,000 — 7,600,000
Total Investments in Securities ........... $— $890,278,468 $3,312,112 $893,590,580
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,587,587 2,587,587
Municipal Bonds ......................... — 797,696,709 — 797,696,709
Short Term Investments ................... — 4,900,000 — 4,900,000
Total Investments in Securities ........... $— $802,596,709 $2,587,587 $805,184,296
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,070,070 2,070,070
Municipal Bonds ......................... — 637,144,386 — 637,144,386
Short Term Investments ................... — 16,700,000 — 16,700,000
Total Investments in Securities ........... $— $653,844,386 $2,070,070 $655,914,456
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 435,123,470 $ — $ 435,123,470
Short Term Investments ................... — 8,900,000 — 8,900,000
Total Investments in Securities ........... $— $444,023,470 $— $444,023,470
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.